Health Care Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Health Care	16.40%	146.11%	464.97%
Select Health Care (load adj.)	12.91%	138.73%	448.02%
S&P 500	-8.20%	109.18%	320.75%
GS Health Care	21.49%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Health Care	16.40%	19.74%	18.91%
Select Health Care (load adj.)	12.91%	19.01%	18.54%
S&P 500	-8.20%	15.91%	15.45%
GS Health Care	21.49%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Health Care Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $54,802 - a 448.02% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Bristol-Myers Squibb Co.	9.2
Pfizer, Inc.	8.4
Merck & Co., Inc.	6.4
American Home Products Corp.	6.1
Amgen, Inc.	5.7
Eli Lilly & Co.	5.1
Johnson & Johnson	4.9
Abbott Laboratories	4.3
Schering-Plough Corp.	4.2
Medtronic, Inc.	4.0
58.3
Top Industries as of February 28, 2001
% of fund's net assets
Pharmaceuticals	53.6%
Biotechnology	14.5%
Health Care Equipment & Supplies	13.0%
Health Care Providers & Services	12.3%
Electronic Equipment & Instruments	0.7%
All Others *	5.9%
* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Health Care Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Yolanda McGettigan, Portfolio Manager of Fidelity Select Health Care Portfolio

Q. How did the fund perform, Yolanda?

A. For the 12-month period that ended February 28, 2001, the fund returned 16.40%. By comparison, the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - returned 21.49%. During the same period, the Standard & Poor's 500 Index fell 8.20%.

Q. What factors contributed to the fund's underperformance relative to the Goldman Sachs index during the past year?

A. Overweighting relatively weak biotechnology stocks and some unfavorable stock selection among pharmaceutical companies were the two major factors hampering fund returns. Biotechnology stocks suffered in part from the perception that they are linked to the direction of technology stocks, which declined sharply during the period. Given the sell-off in technology, investors sought the safety of companies that offered steady current earnings growth, such as pharmaceuticals, rather than the projected earnings growth of many faster-growing, but less-profitable, biotechnology companies. In the pharmaceuticals industry, the gains made by my overweighting of Eli Lilly and Warner-Lambert, both of which performed well, were offset by our underweighting of Pfizer, Merck and Johnson & Johnson, which all rose sharply. At the same time, the fund's largest holding, Bristol-Myers Squibb, underperformed its peers in the drug group, gaining a relatively modest 13.5% during the period. In addition, the fund's slight overexposure to generic drug stocks that lagged the index, such as Andrx Group and Barr Laboratories, held back our relative performance.

Q. What led to your decision to underweight some of the drug stocks, such as Merck, for instance?

A. For most of the period, the fund had a higher weighting in Merck than it did at the end of the period. Let me explain why. Merck had a drug pipeline that, in my opinion, was weaker than many of its peers, including Bristol-Myers Squibb and Eli Lilly. However, as it became clear that domestic economic growth was worsening in the fall, I added to the fund's holdings in the company to take advantage of the broader short-term demand for more stable growth companies. Merck's stock did rally along with many large-cap drug companies in response to the shift of investors' assets out of technology and into more defensive areas during the past six months. Near the end of the period, however, I cut back on the fund's exposure to Merck and other drug stocks in favor of drug companies that I felt had stronger pipelines and greater long-term potential.

Q. What other strategies did you pursue?

A. I opportunistically took profits in some of the fund's holdings in the hospital and health maintenance organization (HMO) areas, such as Trigon Healthcare and Wellpoint Health Networks, after the valuations of these stocks hit their historic highs. These stocks had benefited from both the approval in December of new legislation by Congress that would raise payments to hospitals and HMOs, and from growing patient admission rates.

Q. What stocks stood out as top performers? Which disappointed?

A. Warner-Lambert, the fund's top contributor, benefited from its takeover by Pfizer, which won a competitive battle with American Home Products to acquire the company. Investors rewarded drug distributor Cardinal Health on the potential for increased prescription drug utilization rates as a result of legislation to ease restrictions on reimporting less-expensive U.S. drugs sold at lower prices in other countries. Most of the disappointments came from the biotechnology sector. The market's renewed focus on more profitable companies with current earnings hurt shares of Millennium Pharmaceuticals, Human Genome Sciences and Abgenix, all three of which had longer-term horizons for improved profitability than other areas of health care, but less attractive short-term appeal.

Q. What's your outlook for the health care sector, Yolanda?

A. In 2001, I expect to see a deceleration in earnings growth from the previous year for the pharmaceutical industry. Despite that slower pace, I'm optimistic that drug stocks will continue to generate attractive earnings growth relative to the rest of the equity market. The relative earnings growth gap could even widen should the economy experience further weakness. Overall, health care stocks are viewed as defensive in nature and typically outperform during periods of slowing economic growth and easing monetary policy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: July 14, 1981

Fund number: 063

Trading symbol: FSPHX

Size: as of February 28, 2001, more than
$2.7 billion

Manager: Yolanda McGettigan, since 2000; manager, Fidelity Select Biotechnology Portfolio, February-September 2000; several other Fidelity Select Portfolios, 1997-1999; joined Fidelity in 1997

3

Annual Report

Health Care Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 14.5%
Abgenix, Inc. (a)	311,800	$ 10,601,200
Alkermes, Inc. (a)	377,800	11,711,800
Amgen, Inc. (a)	2,178,700	157,002,569
Applera Corp. - Celera Genomics Group (a)	149,700	6,511,950
Biogen, Inc. (a)	654,100	46,809,031
Celgene Corp. (a)	305,800	7,989,025
Cephalon, Inc. (a)	242,981	13,379,141
COR Therapeutics, Inc. (a)	79,500	2,732,813
CV Therapeutics, Inc. (a)	8,600	307,450
Enzon, Inc. (a)	72,900	4,633,706
Exelixis, Inc.	265,500	2,854,125
Genentech, Inc.	40,700	2,136,750
Geneva Proteomics (c)	111,000	610,500
Human Genome Sciences, Inc. (a)	394,300	21,661,856
ICOS Corp. (a)	128,800	6,971,300
IDEC Pharmaceuticals Corp. (a)	100,200	5,648,775
ImClone Systems, Inc. (a)	225,400	7,973,525
Medarex, Inc. (a)	322,700	8,249,019
Medimmune, Inc. (a)	377,400	16,487,663
Millennium Pharmaceuticals, Inc. (a)	599,800	20,243,250
Protein Design Labs, Inc. (a)	160,047	10,022,943
QLT, Inc. (a)	82,900	2,412,902
Sepracor, Inc. (a)	268,900	13,965,994
Serono SA sponsored ADR (a)	180,500	3,667,760
Vertex Pharmaceuticals, Inc. (a)	262,060	13,037,485
XOMA Ltd. (a)	282,400	2,038,575
TOTAL BIOTECHNOLOGY		399,661,107
COMMERCIAL SERVICES & SUPPLIES - 0.4%
IMS Health, Inc.	423,400	11,389,460
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Waters Corp. (a)	305,200	20,100,472
HEALTH CARE EQUIPMENT & SUPPLIES - 13.0%
Apogent Technologies, Inc.	257,200	5,164,576
Applera Corp. - Applied Biosystems Group	417,500	28,849,250
Bausch & Lomb, Inc.	604,400	32,468,368
Baxter International, Inc.	254,100	23,400,069
Beckman Coulter, Inc.	183,500	7,422,575
Becton, Dickinson & Co.	647,870	23,310,363
Biomet, Inc.	542,200	21,044,138
C.R. Bard, Inc.	195,300	8,665,461
DENTSPLY International, Inc.	233,200	8,774,150
Guidant Corp. (a)	962,920	49,080,032
Hillenbrand Industries, Inc.	157,700	7,995,390
Medtronic, Inc.	2,126,204	108,819,121
MiniMed, Inc. (a)	102,200	3,615,325
Novoste Corp. (a)	18,700	626,450
Resmed, Inc. (a)	64,800	2,913,408

	Shares	Value (Note 1)
St. Jude Medical, Inc. (a)	243,000	$ 13,637,160
Stryker Corp.	159,600	8,961,540
Sybron Dental Specialties, Inc. (a)	85,733	1,684,653
VISX, Inc. (a)	58,000	988,900
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		357,420,929
HEALTH CARE PROVIDERS & SERVICES - 12.3%
AmeriSource Health Corp. Class A (a)	394,770	21,207,044
Andrx Group (a)	281,660	16,129,436
Cardinal Health, Inc.	925,605	93,948,908
Caremark Rx, Inc. (a)	597,200	8,360,800
CIGNA Corp.	380,400	41,718,468
Decode Genetics, Inc.	2,500	20,234
Express Scripts, Inc. Class A (a)	70,400	6,314,000
HCA - The Healthcare Co.	961,700	38,083,320
Health Management Associates, Inc. Class A (a)	553,500	9,575,550
McKesson HBOC, Inc.	793,190	23,065,965
Patterson Dental Co. (a)	97,500	3,083,438
Priority Healthcare Corp. Class B (a)	340,900	13,934,288
Tenet Healthcare Corp.	661,600	30,519,608
Trigon Healthcare, Inc. (a)	50,100	3,015,519
UnitedHealth Group, Inc.	262,900	15,571,567
Wellpoint Health Networks, Inc. (a)	146,800	14,511,180
TOTAL HEALTH CARE PROVIDERS & SERVICES		339,059,325
INDUSTRIAL CONGLOMERATES - 0.0%
Tyco International Ltd.	1,782	97,386
INTERNET SOFTWARE & SERVICES - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,400	8,050
Cybear Group (a)	58,495	18,280
WebMD Corp. (a)	251,000	2,392,344
TOTAL INTERNET SOFTWARE & SERVICES		2,418,674
IT CONSULTING & SERVICES - 0.0%
SYNAVANT, Inc. (a)	22,780	128,138
PHARMACEUTICALS - 53.6%
Abbott Laboratories	2,415,100	118,315,749
Allergan, Inc.	341,400	29,684,730
ALZA Corp. (a)	203,300	8,040,515
American Home Products Corp.	2,725,000	168,323,250
Barr Laboratories, Inc. (a)	195,300	10,858,680
Biovail Corp. (a)	133,800	6,232,270
Bristol-Myers Squibb Co.	3,980,200	252,384,480
Eli Lilly & Co.	1,774,152	140,974,118
Forest Laboratories, Inc. (a)	212,200	14,754,266
Immunex Corp. (a)	619,360	20,167,910
IVAX Corp. (a)	247,300	9,273,750
Johnson & Johnson	1,387,915	135,085,767
Merck & Co., Inc.	2,208,700	177,137,740
Novartis AG sponsored ADR	62,300	2,658,341
Common Stocks - continued
	Shares	Value (Note 1)
PHARMACEUTICALS - CONTINUED
Pfizer, Inc.	5,106,400	$ 229,788,000
Pharmacia Corp.	722,800	37,368,760
Schering-Plough Corp.	2,837,700	114,217,425
SuperGen, Inc. (a)	3,600	45,000
TOTAL PHARMACEUTICALS		1,475,310,751
TOTAL COMMON STOCKS (Cost $1,839,889,975)		2,605,586,242
Cash Equivalents - 5.4%

Fidelity Cash Central Fund, 5.61% (b)	146,910,664	146,910,664
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	2,312,400	2,312,400
TOTAL CASH EQUIVALENTS (Cost $149,223,064)		149,223,064
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,989,113,039)		2,754,809,306
NET OTHER ASSETS - 0.0%		647,440
NET ASSETS - 100%		$ 2,755,456,746
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 610,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,983,110,974 and $1,965,080,373, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $51,001 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $610,500 or 0% of net assets.

Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $1,997,275,986. Net unrealized appreciation aggregated $757,533,320, of which $854,212,610 related to appreciated investment securities and $96,679,290 related to depreciated investment securities.

The fund hereby designates approximately $313,592,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 100% and 53% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Health Care Portfolio
Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $2,212,032) (cost $1,989,113,039) - See accompanying schedule		$ 2,754,809,306
Receivable for investments sold		7,346,635
Receivable for fund shares sold		4,387,475
Dividends receivable		2,348,303
Interest receivable		640,052
Redemption fees receivable		838
Other receivables		38,731
Total assets		2,769,571,340
Liabilities
Payable for investments purchased	$ 6,227,508
Payable for fund shares redeemed	3,365,282
Accrued management fee	1,332,845
Other payables and accrued expenses	876,559
Collateral on securities loaned, at value	2,312,400
Total liabilities		14,114,594
Net Assets		$ 2,755,456,746
Net Assets consist of:
Paid in capital		$ 1,961,630,994
Undistributed net investment income		2,846,502
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,293,929
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		765,685,321
Net Assets, for 20,562,777 shares outstanding		$ 2,755,456,746
Net Asset Value and redemption price per share ($2,755,456,746 ÷ 20,562,777 shares)		$134.00
Maximum offering price per share (100/97.00 of $134.00)		$138.14

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 21,338,324
Interest		10,026,618
Security lending		106,983
Total income		31,471,925
Expenses
Management fee	$ 15,354,453
Transfer agent fees	9,307,373
Accounting and security lending fees	1,199,896
Non-interested trustees' compensation	13,909
Custodian fees and expenses	53,162
Registration fees	197,345
Audit	83,714
Legal	8,758
Miscellaneous	6,800
Total expenses before reductions	26,225,410
Expense reductions	(399,050)	25,826,360
Net investment income		5,645,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	300,091,023
Foreign currency transactions	(796)	300,090,227
Change in net unrealized appreciation (depreciation) on:
Investment securities	44,211,563
Assets and liabilities in foreign currencies	(363)	44,211,200
Net gain (loss)		344,301,427
Net increase (decrease) in net assets resulting from operations		$ 349,946,992
Other Information Sales charges paid to FDC		$ 3,827,577
Deferred sales charges withheld by FDC		$ 56,713
Exchange fees withheld by FSC		$ 58,200
Expense reductions
Directed brokerage arrangements		$ 363,260
Custodian credits		2,090
Transfer agent credits		33,700
		$ 399,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 5,645,565	$ 3,255,519
Net realized gain (loss)	300,090,227	204,617,182
Change in net unrealized appreciation (depreciation)	44,211,200	(209,767,191)
Net increase (decrease) in net assets resulting from operations	349,946,992	(1,894,490)
Distributions to shareholders From net investment income	(4,359,013)	(1,677,421)
From net realized gain	(341,882,064)	(163,613,261)
Total distributions	(346,241,077)	(165,290,682)
Share transactions Net proceeds from sales of shares	932,891,175	762,183,703
Reinvestment of distributions	329,033,639	158,184,675
Cost of shares redeemed	(876,377,478)	(1,535,337,928)
Net increase (decrease) in net assets resulting from share transactions	385,547,336	(614,969,550)
Redemption fees	1,140,457	1,393,204
Total increase (decrease) in net assets	390,393,708	(780,761,518)
Net Assets
Beginning of period	2,365,063,038	3,145,824,556
End of period (including undistributed net investment income of $2,846,502 and $2,230,397, respectively)	$ 2,755,456,746	$ 2,365,063,038
Other Information Shares
Sold	6,388,996	5,768,494
Issued in reinvestment of distributions	2,316,688	1,257,783
Redeemed	(6,225,298)	(11,805,281)
Net increase (decrease)	2,480,386	(4,779,004)

Financial Highlights

Years ended February 28,	2001	2000 F	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 130.79	$ 137.60	$ 113.84	$ 102.45	$ 100.47
Income from Investment Operations
Net investment income C	.30	.15	.17	.33	.52
Net realized and unrealized gain (loss)	21.72	.90 D	29.85	31.94	18.01
Total from investment operations	22.02	1.05	30.02	32.27	18.53
Less Distributions
From net investment income	(.24)	(.08)	(.19)	(.25)	(.65)
From net realized gain	(18.63)	(7.85)	(6.17)	(20.73)	(15.95)
Total distributions	(18.87)	(7.93)	(6.36)	(20.98)	(16.60)
Redemption fees added to paid in capital	.06	.07	.10	.10	.05
Net asset value, end of period	$ 134.00	$ 130.79	$ 137.60	$ 113.84	$ 102.45
Total Return A, B	16.40%	1.15%	27.20%	36.47%	20.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,755,457	$ 2,365,063	$ 3,145,825	$ 2,224,019	$ 1,372,554
Ratio of expenses to average net assets	.98%	1.07%	1.07%	1.20%	1.33%
Ratio of expenses to average net assets after expense reductions	.97% E	1.05% E	1.05% E	1.18% E	1.32% E
Ratio of net investment income to average net assets	.21%	.12%	.14%	.31%	.52%
Portfolio turnover rate	78%	70%	66%	79%	59%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income per share has been calculated based on average shares outstanding during the period. D The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund. EFMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. FFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Delivery Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Medical Delivery	67.80%	28.25%	188.73%
Select Medical Delivery (load adj.)	62.76%	24.40%	180.07%
S&P 500	-8.20%	109.18%	320.75%
GS Health Care	21.49%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Medical Delivery	67.80%	5.10%	11.19%
Select Medical Delivery (load adj.)	62.76%	4.46%	10.85%
S&P 500	-8.20%	15.91%	15.45%
GS Health Care	21.49%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Medical Delivery Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $28,007 - a 180.07% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
UnitedHealth Group, Inc.	5.8
CIGNA Corp.	5.7
Tenet Healthcare Corp.	5.5
Cardinal Health, Inc.	5.5
HCA - The Healthcare Co.	5.2
Wellpoint Health Networks, Inc.	5.0
HEALTHSOUTH Corp.	4.7
McKesson HBOC, Inc.	4.3
Aetna, Inc.	3.2
Laboratory Corp. of America Holdings	3.1
48.0
Top Industries as of February 28, 2001
% of fund's net assets
Health Care Providers & Services	89.6%
Internet Software & Services	1.4%
Software	1.1%
Pharmaceuticals	0.5%
Commercial Services & Supplies	0.4%
All Others *	7.0%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Medical Delivery Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Sanjeev Makan became Portfolio Manager of Fidelity Select Medical Delivery Portfolio on December 31, 2000.

Q. How did the fund perform, Sanjeev?

A. It did exceptionally well. For the 12-month period that ended February 28, 2001, the fund returned 67.80%. By comparison, the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - returned 21.49%. The fund also compares its performance to the Standard & Poor's 500 Index, which fell 8.20% during the same time period.

Q. How did the fund beat the performance of the Goldman Sachs index by such a wide margin?

A. The fund invests in a much narrower range of stocks than the Goldman Sachs index. Most of the fund's holdings are defensive in nature, so the economic slowdown meant good news for these stocks. More important, the fundamentals for this group markedly improved over the past year or so, and investors took notice. In particular, the fund's focus on hospitals, managed care companies and pharmacy benefit management companies, which were among the best performers in the health care sector, helped its relative performance. By contrast, the Goldman Sachs index included a larger component of biotechnology issues, and these stocks were more volatile during the period.

Q. What stocks helped the fund's performance?

A. The fund's holdings in hospitals generally did well, responding to a more favorable investment environment. Last year, Congress voted to increase Medicare reimbursements and approved another increase to take effect in April. This boost helped many hospitals increase their revenues, and hospital companies Tenet and HCA Healthcare performed well. Managed care companies also performed well due to improved pricing, as employers continued to maintain benefits to attract and retain employees in a tight labor market. Additionally, a court ruling on a class-action suit was made in favor of managed care companies, mitigating fears about the possible detrimental effects of legal action on those companies. As a result, CIGNA, UnitedHealth Group and Wellpoint all enjoyed increased pricing power and strong volume growth.

Q. What stocks hurt the fund's performance?

A. Internet-based health companies generally had a difficult time. Like many other Internet companies, they were unable to deliver on their ambitious business plans. Healtheon/Web MD (now Web MD) which helps streamline the administrative process by enabling the sending of electronic claims over the Internet, and CareInsite, which provides information to doctors about best care practices that assists with diagnoses and treatment protocols, both had disappointing performance. Ventro, an e-commerce company, formed a business-to-business marketplace for life sciences and health care companies to allow organizations to buy medical equipment and supplies over the Internet. The company's stock price dropped as investors fled from Internet-related stocks and the company failed to attract clients. CareInsite and Ventro have both been sold from the portfolio.

Q. Have you made any changes since taking over the fund?

A. I generally pared back companies with higher valuations. They performed well, but their valuations increased to the point that I believed they were simply too expensive to hold. In the coming months, I plan to increase the fund's focus on technology companies that provide the infrastructure for hospitals as well as employee benefits management, including health benefits. In general, though, I'm not planning to make any major shifts in strategy. I'm still searching for undervalued stocks, but given that the environment has changed and these stocks are becoming more difficult to find, I'll constantly be looking for new opportunities.

Q. What's your outlook for the coming months, Sanjeev?

A. I think the industry is at a turning point. Medical delivery stocks had a very strong run this past year and there are many signs pointing to continued good news in this industry. The legislative environment is positive, the legal environment has stabilized and business fundamentals continue to be good. The key question is whether medical delivery companies can maintain their good performance, particularly in a weaker economy. However, even if the economy remains weak, these stocks should be relatively attractive to investors because of their defensive nature. Going forward, I will continue to be very selective about the stocks I buy for the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: June 30, 1986

Fund number: 505

Trading symbol: FSHCX

Size: as of February 28, 2001, more than $173 million

Manager: Sanjeev Makan, since 2000; analyst, health care industry, since 2000; computer services and software industries, 1997-2000; joined Fidelity in 1997

3

Annual Report

Medical Delivery Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.1%
Cephalon, Inc. (a)	3,400	$ 187,213
Millennium Pharmaceuticals, Inc. (a)	2,400	81,000
TOTAL BIOTECHNOLOGY		268,213
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Exult, Inc.	13,600	142,800
IMS Health, Inc.	1,600	43,040
MedQuist, Inc. (a)	9,030	195,274
National Data Corp.	11,400	291,042
TOTAL COMMERCIAL SERVICES & SUPPLIES		672,156
HEALTH CARE PROVIDERS & SERVICES - 89.6%
AdvancePCS (a)	38,600	1,712,875
Aetna, Inc. (a)	149,000	5,547,270
American Healthways, Inc. (a)	12,400	207,700
AmeriSource Health Corp. Class A (a)	63,000	3,384,360
Apria Healthcare Group, Inc. (a)	42,400	1,043,464
Bergen Brunswig Corp. Class A	88,700	1,595,713
Beverly Enterprises, Inc. (a)	51,900	399,111
Cardinal Health, Inc.	93,948	9,535,722
Caremark Rx, Inc. (a)	288,340	4,036,760
CIGNA Corp.	90,700	9,947,069
Community Health Systems, Inc. (a)	92,100	2,592,615
Covance, Inc. (a)	6,100	91,500
Coventry Health Care, Inc. (a)	45,700	839,738
DaVita, Inc. (a)	25,900	455,322
Express Scripts, Inc. Class A (a)	43,300	3,883,469
First Health Group Corp. (a)	60,500	2,582,594
HCA - The Healthcare Co.	230,123	9,112,871
Health Management Associates, Inc. Class A (a)	264,317	4,572,684
Health Net, Inc. (a)	214,200	4,705,974
HEALTHSOUTH Corp. (a)	514,000	8,182,880
Henry Schein, Inc. (a)	16,100	459,856
Hooper Holmes, Inc.	7,600	60,800
Humana, Inc. (a)	183,500	2,477,250
IMPATH, Inc. (a)	1,500	74,906
Laboratory Corp. of America Holdings (a)	33,300	5,344,650
Lifepoint Hospitals, Inc. (a)	31,900	1,240,113
Lincare Holdings, Inc. (a)	54,700	3,223,881
Manor Care, Inc. (a)	112,500	2,743,875
McKesson HBOC, Inc.	255,400	7,427,032
Mid-Atlantic Medical Services, Inc. (a)	61,900	1,216,954
Omnicare, Inc.	111,900	2,480,823

	Shares	Value (Note 1)
Orthodontic Centers of America, Inc. (a)	25,500	$ 599,250
Oxford Health Plans, Inc. (a)	155,000	5,124,688
PacifiCare Health Systems, Inc. (a)	25,100	982,038
Patterson Dental Co. (a)	76,000	2,403,500
Pharmaceutical Product Development, Inc. (a)	10,300	573,581
Priority Healthcare Corp. Class B (a)	35,400	1,446,975
Province Healthcare Co. (a)	10,050	351,122
PSS World Medical, Inc. (a)	12,500	55,469
Quest Diagnostics, Inc. (a)	1,800	189,720
Quintiles Transnational Corp. (a)	68,400	1,231,200
Quorum Health Group, Inc. (a)	98,400	1,642,050
RehabCare Group, Inc. (a)	21,600	993,600
Renal Care Group, Inc. (a)	55,250	1,460,672
Sunrise Assisted Living, Inc. (a)	20,700	491,625
Syncor International Corp. (a)	30,300	1,060,500
Tenet Healthcare Corp.	207,800	9,585,814
Triad Hospitals, Inc. (a)	40,400	1,320,575
Trigon Healthcare, Inc. (a)	50,500	3,039,595
U.S. Oncology, Inc. (a)	61,600	646,800
UnitedHealth Group, Inc.	169,400	10,033,559
Universal Health Services, Inc. Class B (a)	32,400	2,907,900
Wellpoint Health Networks, Inc. (a)	87,600	8,659,260
TOTAL HEALTH CARE PROVIDERS & SERVICES		155,979,324
INTERNET SOFTWARE & SERVICES - 1.4%
Allscripts Healthcare Solutions, Inc. (a)	5,200	29,900
WebMD Corp. (a)	246,520	2,349,644
TOTAL INTERNET SOFTWARE & SERVICES		2,379,544
IT CONSULTING & SERVICES - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	4,200	176,400
PHARMACEUTICALS - 0.5%
Bristol-Myers Squibb Co.	3,700	234,617
Eli Lilly & Co.	2,500	198,650
Immunex Corp. (a)	2,500	81,406
Pfizer, Inc.	5,100	229,500
Schering-Plough Corp.	2,200	88,550
TOTAL PHARMACEUTICALS		832,723
SOFTWARE - 1.1%
Cerner Corp. (a)	26,100	1,335,994
Eclipsys Corp. (a)	7,900	166,888
IDX Systems Corp. (a)	7,500	144,375
TALX Corp.	12,400	268,150
TOTAL SOFTWARE		1,915,407
TOTAL COMMON STOCKS (Cost $117,984,414)		162,223,767
Cash Equivalents - 6.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.61% (b) (Cost $12,003,408)	12,003,408	$ 12,003,408
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $129,987,822)		174,227,175
NET OTHER ASSETS - (0.1)%		(227,753)
NET ASSETS - 100%		$ 173,999,422
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $209,715,094 and $134,476,106, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $15,979 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $5,044,600. The weighted average interest rate was 6.13%. Interest expense includes $4,296 paid under the interfund lending program.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $3,595,500. The weighted average interest rate was 6.37%. Interest expense includes $1,274 paid under the bank borrowing program.

Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $130,945,092. Net unrealized appreciation aggregated $43,282,083, of which $47,015,818 related to appreciated investment securities and $3,733,735 related to depreciated investment securities.

At February 28, 2001, the fund had a capital loss carryforward of approximately $42,285,000 of which $10,988,000, $27,680,000 and $3,617,000 will expire on February 28, 2007, February 29, 2008 and February 28, 2009, respectively.

The fund intends to elect to defer to its fiscal year ending February 28, 2002 approximately $1,257,000 of losses recognized during the period November 1, 2000 to February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (cost $129,987,822) - See accompanying schedule		$ 174,227,175
Receivable for investments sold		85,301
Receivable for fund shares sold		1,084,305
Dividends receivable		25,266
Interest receivable		46,782
Redemption fees receivable		2,189
Other receivables		2,016
Total assets		175,473,034
Liabilities
Payable for fund shares redeemed	$ 1,311,847
Accrued management fee	82,489
Other payables and accrued expenses	79,276
Total liabilities		1,473,612
Net Assets		$ 173,999,422
Net Assets consist of:
Paid in capital		$ 174,257,665
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(44,497,596)
Net unrealized appreciation (depreciation) on investments		44,239,353
Net Assets, for 6,760,641 shares outstanding		$ 173,999,422
Net Asset Value and redemption price per share ($173,999,422 ÷ 6,760,641 shares)		$25.74
Maximum offering price per share (100/97.00 of $25.74)		$26.54

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 255,006
Interest		681,847
Security lending		17,346
Total income		954,199
Expenses
Management fee	$ 728,895
Transfer agent fees	623,892
Accounting and security lending fees	93,282
Non-interested trustees' compensation	995
Custodian fees and expenses	14,780
Registration fees	79,358
Audit	14,830
Legal	236
Interest	5,570
Miscellaneous	221
Total expenses before reductions	1,562,059
Expense reductions	(29,281)	1,532,778
Net investment income (loss)		(578,579)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(1,290,980)
Change in net unrealized appreciation (depreciation) on investment securities		45,908,383
Net gain (loss)		44,617,403
Net increase (decrease) in net assets resulting from operations		$ 44,038,824
Other Information Sales charges paid to FDC		$ 829,072
Deferred sales charges withheld by FDC		$ 1,755
Exchange fees withheld by FSC		$ 15,443
Expense reductions
Directed brokerage arrangements		$ 24,671
Custodian credits		228
Transfer agent credits		4,382
		$ 29,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Medical Delivery Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (578,579)	$ (642,984)
Net realized gain (loss)	(1,290,980)	(12,937,981)
Change in net unrealized appreciation (depreciation)	45,908,383	(1,057,478)
Net increase (decrease) in net assets resulting from operations	44,038,824	(14,638,443)
Share transactions Net proceeds from sales of shares	397,315,245	81,001,356
Cost of shares redeemed	(313,051,484)	(98,291,380)
Net increase (decrease) in net assets resulting from share transactions	84,263,761	(17,290,024)
Redemption fees	590,934	192,090
Total increase (decrease) in net assets	128,893,519	(31,736,377)
Net Assets
Beginning of period	45,105,903	76,842,280
End of period	$ 173,999,422	$ 45,105,903
Other Information Shares
Sold	17,422,380	4,531,558
Redeemed	(13,602,853)	(5,618,803)
Net increase (decrease)	3,819,527	(1,087,245)

Financial Highlights

Years ended February 28,	2001	2000 F	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 19.08	$ 28.32	$ 28.29	$ 29.00
Income from Investment Operations
Net investment income (loss) C	(.10)	(.18)	(.06) D	(.24)	(.23)
Net realized and unrealized gain (loss)	10.39	(3.61)	(7.88)	5.45	2.92
Total from investment operations	10.29	(3.79)	(7.94)	5.21	2.69
Less Distributions
From net realized gain	-	-	(1.21)	(5.23)	(3.45)
In excess of net realized gain	-	-	(.13)	-	-
Total distributions	-	-	(1.34)	(5.23)	(3.45)
Redemption fees added to paid in capital	.11	.05	.04	.05	.05
Net asset value, end of period	$ 25.74	$ 15.34	$ 19.08	$ 28.32	$ 28.29
Total Return A, B	67.80%	(19.60)%	(29.47)%	21.97%	10.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 173,999	$ 45,106	$ 76,842	$ 155,542	$ 192,385
Ratio of expenses to average net assets	1.25%	1.73%	1.40%	1.57%	1.57%
Ratio of expenses to average net assets after expense reductions	1.22% E	1.67% E	1.37% E	1.53% E	1.53% E
Ratio of net investment income (loss) to average net assets	(.46)%	(1.02)%	(.25)%	(.88)%	(.84)%
Portfolio turnover rate	113%	154%	67%	109%	78%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income (loss) per share has been calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.12 per share. E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. F For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Equipment and Systems Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Select Medical Equipment and Systems	28.41%	95.27%
Select Medical Equipment and Systems (load adj.)	24.55%	89.41%
S&P 500	-8.20%	18.51%
GS Health Care	21.49%	50.06%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on April 28, 1998. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Select Medical Equipment and Systems	28.41%	26.56%
Select Medical Equipment and Systems (load adj.)	24.55%	25.21%
S&P 500	-8.20%	6.16%
GS Health Care	21.49%	15.36%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Select Medical Equipment and Systems Portfolio on April 28, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $18,941 - an 89.41% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $11,851 - an 18.51% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Guidant Corp.	6.3
Cardinal Health, Inc.	6.0
Medtronic, Inc.	6.0
Becton, Dickinson & Co.	6.0
Allergan, Inc.	5.9
Waters Corp.	5.8
Stryker Corp.	4.7
Abbott Laboratories	4.1
Biomet, Inc.	4.1
Johnson & Johnson	4.1
53.0
Top Industries as of February 28, 2001
% of fund's net assets
Health Care Equipment & Supplies	59.0%
Pharmaceuticals	14.4%
Health Care Providers & Services	9.0%
Electronic Equipment & Instruments	7.4%
Biotechnology	4.8%
All Others *	5.4%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Medical Equipment and Systems Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Christine Schaulat, Portfolio Manager of Fidelity Select Medical Equipment and Systems Portfolio

Q. How did the fund perform, Christine?

A. Very well. For the 12 months that ended February 28, 2001, the fund returned 28.41%. In comparison, the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - returned 21.49% during the same period, while the Standard & Poor's 500 Index returned -8.20%.

Q. To what do you attribute the fund's strong showing?

A. The slowing domestic economy was a positive factor, as was good stock picking. The health care sector is less susceptible to economic swings because people - regardless of how the economy is doing - still get sick, still need to go to hospitals, and still need to consume medicine and use medical devices. Because of this, health care stocks typically produce strong earnings growth that is less vulnerable than other sectors to an economic downturn. Health care stocks generally outperform when dependable earnings growth is hard to find in other sectors, as was the case during this particular period. Within the portfolio, the fund's investments in several orthopedics-related stocks performed very well, as did its holdings in a number of diversified medical equipment companies. An underweighting in biotechnology stocks also helped.

Q. Which specific stocks had the most influence on the fund's performance during the period?

A. My emphasis on orthopedics stocks such as Stryker and Biomet produced significant gains for the fund. Both companies - which specialize in orthopedic products such as hip and knee replacement devices - benefited from a favorable pricing environment and strong procedure growth within their industry. Stryker was the fund's top performer during the period, while Biomet was its third-best performer. The fund's stakes in diversified medical product companies such as Baxter International and Abbott Labs also generated positive returns. Baxter increased its production of Factor VIII, a product for hemophiliacs that was in strong demand during the period, while Abbott - which suffered a shutdown of some of its diagnostics business by the Food and Drug Administration (FDA) in 1999 - enjoyed accelerated earnings growth in the second half of 2000. In terms of disappointments, the fund's position in insulin-pump manufacturer MiniMed suffered due to increased competition and slowing market growth. Another weak performer was Boston Scientific, which I underweighted during the period. The company lost ground on its highly profitable stent business, which are tiny metal scaffolds that keep a heart patient's arteries open following an angioplasty. Much of the problem stemmed from Boston Scientific's troubled relationship with its 25%-owned stent producer, Medinol.

Q. Were there any pockets of the sector that showed high growth potential?

A. I was attracted to cardiology-related stocks, particularly companies that make pacemakers and defibrillators. Heart-failure patients generally are prescribed drugs for treatment, but we're anticipating the release of several studies beginning in 2001 that could pave the way for the use of pacemakers and defibrillators in this large patient population. The fund's positions in Medtronic, Guidant and St. Jude Medical could stand to benefit from any positive data resulting from the studies.

Q. What's in store for the coming months?

A. One of the biggest performance drivers for medical technology stocks is changes in the government regulation of the industry, such as FDA approval or Medicare reimbursement. Although I do not currently anticipate major changes, I'll be monitoring any developments on this front very closely. In terms of portfolio strategy, the price-to-earnings multiple expansion we saw within the sector during the period was substantial, and some medical technology stocks have gotten expensive. Going forward, I'll continue to focus on product-driven companies with strong earnings growth profiles, and I'll be doing so with a keen eye on valuation.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: April 28, 1998

Fund number: 354

Trading symbol: FSMEX

Size: as of February 28, 2001, more than $133 million

Manager: Christine Schaulat, since September 2000; analyst, Internet securities, 1999-2000; manager, Fidelity Select Banking Portfolio, 1998-1999; joined Fidelity in 1997

3

Annual Report

Medical Equipment and Systems Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 4.8%
Affymetrix, Inc. (a)	1,300	$ 74,486
Chiron Corp. (a)	98,100	4,592,306
Exelixis, Inc.	19,200	206,400
Human Genome Sciences, Inc. (a)	1,600	87,900
IDEXX Laboratories, Inc. (a)	18,400	433,550
Luminex Corp.	11,000	338,938
Millennium Pharmaceuticals, Inc. (a)	4,100	138,375
Sepracor, Inc. (a)	300	15,581
Techne Corp. (a)	19,500	525,281
TOTAL BIOTECHNOLOGY		6,412,817
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.4%
Mettler-Toledo International, Inc. (a)	23,810	1,080,498
Varian, Inc. (a)	33,100	1,007,481
Waters Corp. (a)	118,640	7,813,630
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		9,901,609
HEALTH CARE EQUIPMENT & SUPPLIES - 59.0%
Apogent Technologies, Inc.	50,960	1,023,277
Applera Corp. - Applied Biosystems Group	7,160	494,756
Bausch & Lomb, Inc.	79,080	4,248,178
Baxter International, Inc.	48,460	4,462,681
Beckman Coulter, Inc.	34,700	1,403,615
Becton, Dickinson & Co.	222,360	8,000,513
Biomet, Inc.	140,065	5,436,273
Boston Scientific Corp. (a)	180,700	2,979,743
Bruker Daltonics, Inc.	19,700	355,831
C.R. Bard, Inc.	48,830	2,166,587
Caliper Technologies Corp. (a)	22,400	571,200
Cerus Corp. (a)	8,500	492,469
Cyberonics, Inc. (a)	26,300	601,613
Cytyc Corp. (a)	32,400	2,037,150
DENTSPLY International, Inc.	48,200	1,813,525
Edwards Lifesciences Corp. (a)	13,300	278,635
Guidant Corp. (a)	164,320	8,375,388
Hillenbrand Industries, Inc.	71,900	3,645,330
I-Stat Corp. (a)	6,100	118,950
Invacare Corp.	9,700	352,595
Medtronic, Inc.	157,616	8,066,787
MiniMed, Inc. (a)	54,000	1,910,250
Novoste Corp. (a)	22,400	750,400
ORATEC Interventions, Inc.	47,700	323,466
Orthofix International NV (a)	8,470	185,281
Resmed, Inc. (a)	16,500	741,840
Respironics, Inc. (a)	34,300	861,788
St. Jude Medical, Inc. (a)	94,400	5,297,728
Steris Corp. (a)	118,000	2,206,600
Stryker Corp.	111,380	6,253,987

	Shares	Value (Note 1)
Sybron Dental Specialties, Inc. (a)	16,953	$ 333,126
Varian Medical Systems, Inc. (a)	45,200	3,001,280
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		78,790,842
HEALTH CARE PROVIDERS & SERVICES - 9.0%
Cardinal Health, Inc.	79,700	8,089,550
Quest Diagnostics, Inc. (a)	37,600	3,963,040
TOTAL HEALTH CARE PROVIDERS & SERVICES		12,052,590
MACHINERY - 0.2%
Dionex Corp. (a)	6,900	248,400
PHARMACEUTICALS - 14.4%
Abbott Laboratories	112,920	5,531,951
Aclara Biosciences, Inc.	10,300	55,363
Allergan, Inc.	91,100	7,921,145
Immunex Corp. (a)	10,200	332,138
Johnson & Johnson	55,850	5,435,881
TOTAL PHARMACEUTICALS		19,276,478
TOTAL COMMON STOCKS (Cost $115,951,749)		126,682,736
Cash Equivalents - 6.5%

Fidelity Cash Central Fund, 5.61% (b)	7,120,674	7,120,674
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	1,637,900	1,637,900
TOTAL CASH EQUIVALENTS (Cost $8,758,574)		8,758,574
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $124,710,323)		135,441,310
NET OTHER ASSETS - (1.3)%		(1,779,892)
NET ASSETS - 100%		$ 133,661,418
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $121,379,961 and $58,667,681, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,707 for the period.

Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $125,350,357. Net unrealized appreciation aggregated $10,090,953, of which $19,313,187 related to appreciated investment securities and $9,222,234 related to depreciated investment securities.

The fund hereby designates approximately $3,448,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 1% and 12% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Equipment and Systems Portfolio
Financial Statements

Statement of Assets and Liabilities

February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $1,564,853) (cost $124,710,323) - See accompanying schedule		$ 135,441,310
Receivable for fund shares sold		569,450
Dividends receivable		31,195
Interest receivable		22,586
Redemption fees receivable		538
Other receivables		3,129
Total assets		136,068,208
Liabilities
Payable for fund shares redeemed	$ 625,659
Accrued management fee	64,431
Other payables and accrued expenses	78,800
Collateral on securities loaned, at value	1,637,900
Total liabilities		2,406,790
Net Assets		$ 133,661,418
Net Assets consist of:
Paid in capital		$ 118,834,977
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,095,454
Net unrealized appreciation (depreciation) on investments		10,730,987
Net Assets, for 8,257,457 shares outstanding		$ 133,661,418
Net Asset Value and redemption price per share ($133,661,418 ÷ 8,257,457 shares)		$16.19
Maximum offering price per share (100/97.00 of $16.19)		$16.69

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 508,840
Interest		554,332
Security lending		23,997
Total income		1,087,169
Expenses
Management fee	$ 569,264
Transfer agent fees	508,003
Accounting and security lending fees	72,337
Non-interested trustees' compensation	324
Custodian fees and expenses	12,307
Registration fees	43,640
Audit	16,928
Legal	191
Miscellaneous	222
Total expenses before reductions	1,223,216
Expense reductions	(15,316)	1,207,900
Net investment income (loss)		(120,731)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		9,941,944
Change in net unrealized appreciation (depreciation) on investment securities		7,209,520
Net gain (loss)		17,151,464
Net increase (decrease) in net assets resulting from operations		$ 17,030,733
Other Information Sales charges paid to FDC		$ 740,503
Deferred sales charges withheld by FDC		$ 115
Exchange fees withheld by FSC		$ 5,618
Expense reductions
Directed brokerage arrangements		$ 15,091
Custodian credits		195
Transfer agent credits		30
		$ 15,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Medical Equipment and Systems Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (120,731)	$ (241,028)
Net realized gain (loss)	9,941,944	7,168,011
Change in net unrealized appreciation (depreciation)	7,209,520	1,927,877
Net increase (decrease) in net assets resulting from operations	17,030,733	8,854,860
Distributions to shareholders from net realized gains	(11,233,966)	(1,173,170)
Share transactions Net proceeds from sales of shares	180,377,352	58,510,274
Reinvestment of distributions	10,789,874	1,142,384
Cost of shares redeemed	(115,511,904)	(43,972,480)
Net increase (decrease) in net assets resulting from share transactions	75,655,322	15,680,178
Redemption fees	179,034	74,009
Total increase (decrease) in net assets	81,631,123	23,435,877
Net Assets
Beginning of period	52,030,295	28,594,418
End of period	$ 133,661,418	$ 52,030,295
Other Information Shares
Sold	11,390,731	4,477,921
Issued in reinvestment of distributions	729,628	91,548
Redeemed	(7,399,625)	(3,396,782)
Net increase (decrease)	4,720,734	1,172,687

Financial Highlights

Years ended February 28,	2001	2000 G	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 12.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	(.11)
Net realized and unrealized gain (loss)	3.78	3.09	2.18
Total from investment operations	3.76	3.01	2.07
Less Distributions
From net realized gain	(2.31)	(.42)	-
Redemption fees added to paid in capital	.03	.02	.03
Net asset value, end of period	$ 16.19	$ 14.71	$ 12.10
Total Return B, C	28.41%	25.68%	21.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 133,661	$ 52,030	$ 28,594
Ratio of expenses to average net assets	1.24%	1.66%	2.39% A
Ratio of expenses to average net assets after expense reductions	1.23% F	1.65% F	2.38% A, F
Ratio of net investment income (loss) to average net assets	(.12)%	(.61)%	(1.21)% A
Portfolio turnover rate	64%	101%	85% A

A Annualized B The total returns would have been lower had certain expenses not been reduced during the periods shown. C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.
D Net investment income (loss) per share has been calculated based on average shares outstanding during the period. E For the period April 28, 1998 (commencement of operations) to February 28, 1999. F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. G For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Energy Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Energy	28.84%	110.97%	195.73%
Select Energy (load adj.)	24.98%	104.64%	186.85%
S&P 500	-8.20%	109.18%	320.75%
GS Natural Resources	22.06%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the natural resources sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Energy	28.84%	16.10%	11.45%
Select Energy (load adj.)	24.98%	15.40%	11.11%
S&P 500	-8.20%	15.91%	15.45%
GS Natural Resources	22.06%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $28,685 - a 186.85% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Chevron Corp.	8.1
BP Amoco PLC sponsored ADR	7.2
Royal Dutch Petroleum Co. (NY Shares)	6.9
Enron Corp.	6.8
Exxon Mobil Corp.	5.8
Texaco, Inc.	5.1
Schlumberger Ltd. (NY Shares)	4.6
Conoco, Inc. Class B	2.8
Williams Companies, Inc.	2.3
Kinder Morgan, Inc.	2.2
51.8
Top Industries as of February 28, 2001
% of fund's net assets
Oil & Gas	57.2%
Energy Equipment & Services	24.2%
Multi-Utilities	9.4%
Gas Utilities	3.8%
All Others*	5.4%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Energy Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Scott Offen, Portfolio Manager of Fidelity Select Energy Portfolio

Q. How did the fund perform, Scott?

A. It fared well. For the 12 months that ended February 28, 2001, the fund returned 28.84%, outpacing the Goldman Sachs Natural Resources Index - an index of 113 stocks designed to measure the performance of companies in the natural resources sector - which returned 22.06%. The Standard & Poor's 500 Index fell 8.20% during the same time period.

Q. What market factors spurred energy stocks during the past year?

A. OPEC - the Organization of Petroleum Exporting Countries - succeeded in implementing production cuts at a time when oil prices remained relatively high. Energy companies overall benefited from the belief that OPEC had finally coordinated better management of oil prices, while energy services firms profited from continued strong drilling activity. A very tight supply of natural gas caused a twofold increase in the price of this commodity from the prior year, aiding the performance of companies involved in natural gas extraction or distribution.

Q. Why was the fund so successful during the period?

A. Considering how strong the rally was in the energy sector, it's understandable why we were successful relative to the Goldman Sachs index, which includes stocks from other industries within the natural resources sector - such as paper and forest products and metals - that didn't perform nearly as well as energy stocks during the period. Maintaining a more aggressive stance in terms of our industry exposure certainly added to performance, as I emphasized some of the more volatile areas of the sector - namely energy services firms and exploration and production (E&P) companies - that performed quite well. Drilling activity remained strong due to a pressing need to increase capacity worldwide. Growing margins and high oil prices encouraged oil companies to boost capital spending on developing new sources of crude oil and natural gas, after having underinvested in this activity in recent years.

Q. What holdings helped performance? Which hurt?

A. I focused primarily on the service providers, which I felt were poised to benefit from an extended drilling cycle. Despite concerns about falling oil prices, there still was plenty of economic incentive for companies to pull more oil from the ground. Santa Fe and Weatherford were big winners for us here. Kinder Morgan was another strong performer, as higher natural gas prices helped this pipeline stock, as well as that of independent power producer Dynegy. A strong pricing environment also helped our E&P holdings, such as EOG Resources and Anadarko Petroleum, overcome higher exploratory costs and a growing supply/demand imbalance for the resource, which caused me to scale back on the industry late in the period. In terms of the integrated oil companies, I was fairly conservative in the sense that I avoided companies whose prospects move in tandem with oil prices. Instead, I focused on high-quality stocks with compelling long-term growth stories and/or value opportunities. Top holdings Chevron and Texaco fit the bill, each benefiting from perceived cost synergies related to their proposed merger with one another. Exxon Mobil was another merger story that worked for the fund. We also had ample exposure to refining stocks, such as Tosco, which benefited from more stringent environmental regulations aimed at cleaner emissions. On the down side, Schlumberger, a provider of oil exploration services, was punished for a bad acquisition of an information technology services company, while Enron slipped on disappointing results from its broadband business. Williams Companies, a pipeline concern, was hurt by its telecommunications subsidiary, which suffered from the general downdraft of telecom stocks.

Q. What's your outlook?

A. I'm cautious, as there are countervailing forces that could lead to some uncertainty within the energy sector. Right now, supply isn't the issue; it's demand that's in question. The main wild card at this point is the strength of the economy. Will growth remain strong enough to sustain and encourage demand? It is unclear. Another question is OPEC's ability to maintain control of production levels and, therefore, oil prices. I expect we'll see a production cut soon, but it could be too little, too late to support prices during the first half of the year. Currently, oil prices are still at relatively high levels. Typically, when prices are this high, consumers alter their behavior, choosing to use less energy. Softening demand would change the prospects of the oil industry. Again, much will depend on where the economy goes from here.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: July 14, 1981

Fund number: 060

Trading symbol: FSENX

Size: as of February 28, 2001, more than $262 million

Manager: Scott Offen, since 1999; manager, Fidelity Select Natural Resources Portfolio and Fidelity Advisor Natural Resources Portfolio, since 1999; several Fidelity Select Portfolios, 1988-1999; joined Fidelity in 1985

3

Annual Report

Energy Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.0%
McDermott International, Inc.	100	$ 1,295
ENERGY EQUIPMENT & SERVICES - 24.2%
Atwood Oceanics, Inc. (a)	7,200	313,704
Baker Hughes, Inc.	109,650	4,298,280
BJ Services Co. (a)	29,400	2,234,400
Cal Dive International, Inc. (a)	39,000	1,065,188
CNOOC Ltd. sponsored ADR (a)	10,200	173,910
Coflexip SA sponsored ADR	5,000	359,375
Cooper Cameron Corp. (a)	36,300	2,170,014
Diamond Offshore Drilling, Inc.	34,100	1,428,790
Dril-Quip, Inc. (a)	11,800	329,810
ENSCO International, Inc.	41,900	1,596,809
Global Industries Ltd. (a)	57,700	786,163
Global Marine, Inc. (a)	90,900	2,609,739
Grant Prideco, Inc. (a)	85,625	1,564,369
Grey Wolf, Inc. (a)	77,600	427,576
Halliburton Co.	66,700	2,655,994
Hanover Compressor Co. (a)	200	7,500
Helmerich & Payne, Inc.	17,000	882,130
Marine Drilling Companies, Inc. (a)	19,600	571,340
Nabors Industries, Inc. (a)	57,300	3,248,910
National-Oilwell, Inc.	33,500	1,212,700
Noble Drilling Corp.	62,700	2,918,685
Oceaneering International, Inc. (a)	18,600	383,160
Precision Drilling Corp. (a)	49,200	2,081,896
Pride International, Inc. (a)	22,600	560,480
Rowan Companies, Inc. (a)	45,400	1,296,170
Santa Fe International Corp.	47,700	1,786,365
Schlumberger Ltd. (NY Shares)	189,480	12,079,350
Smith International, Inc. (a)	22,600	1,708,560
Superior Energy Services, Inc. (a)	1,100	11,825
Tidewater, Inc.	17,800	866,860
Transocean Sedco Forex, Inc.	107,668	5,182,061
UTI Energy Corp. (a)	6,500	233,610
Varco International, Inc. (a)	37,300	836,639
W-H Energy Services, Inc.	49,300	986,000
Weatherford International, Inc.	87,225	4,538,317
TOTAL ENERGY EQUIPMENT & SERVICES		63,406,679
GAS UTILITIES - 3.8%
El Paso Corp.	59,500	4,182,850
Kinder Morgan, Inc.	105,300	5,833,620
TOTAL GAS UTILITIES		10,016,470

	Shares	Value (Note 1)
METALS & MINING - 0.0%
Alcoa, Inc.	2	$ 72
MULTI-UTILITIES - 9.4%
Dynegy, Inc. Class A	15,030	706,410
Enron Corp.	262,200	17,960,700
Williams Companies, Inc.	141,900	5,917,230
TOTAL MULTI-UTILITIES		24,584,340
OIL & GAS - 57.2%
Alberta Energy Co. Ltd.	16,900	753,629
Anadarko Petroleum Corp.	66,807	4,175,438
Apache Corp.	40,100	2,353,870
BP Amoco PLC sponsored ADR	379,400	18,818,240
Burlington Resources, Inc.	72,425	3,254,780
Cabot Oil & Gas Corp. Class A	100	2,710
Canadian Hunter Exploration Ltd. (a)	24,700	602,988
Chevron Corp.	247,300	21,183,714
Conoco, Inc.:
Class A	167,600	4,734,700
Class B	252,611	7,275,197
Devon Energy Corp.	39,056	2,226,192
ENI Spa sponsored ADR	30,200	1,985,650
EOG Resources, Inc.	38,000	1,656,800
Exxon Mobil Corp.	187,155	15,168,913
Gulf Canada Resources Ltd. (a)	245,500	1,374,455
Louis Dreyfus Natural Gas Corp. (a)	14,300	517,088
Magnum Hunter Resources, Inc. (a)	1	11
Newfield Exploration Co. (a)	26,000	910,520
Noble Affiliates, Inc.	20,000	887,000
Ocean Energy, Inc.	53,900	970,200
Petro-Canada	152,400	3,577,595
Phillips Petroleum Co.	81,900	4,366,089
Pioneer Natural Resources Co. (a)	35,600	599,860
Rio Alto Exploration Ltd. (a)	15,700	255,517
Royal Dutch Petroleum Co. (NY Shares)	310,300	18,099,799
Suncor Energy, Inc.	160,400	4,116,248
Sunoco, Inc.	55,900	1,858,116
Talisman Energy, Inc. (a)	63,800	2,301,385
Texaco, Inc.	209,700	13,441,770
Tosco Corp.	100,800	4,037,040
TotalFinaElf SA sponsored ADR	24,500	1,727,495
Triton Energy Ltd.	48,700	1,034,875
Ultramar Diamond Shamrock Corp.	29,100	1,059,240
USX - Marathon Group	117,100	3,234,302
Valero Energy Corp.	36,000	1,319,400
TOTAL OIL & GAS		149,880,826
TOTAL COMMON STOCKS (Cost $211,394,195)		247,889,682
Cash Equivalents - 5.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.61% (b)	13,520,850	$ 13,520,850
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	1,943,500	1,943,500
TOTAL CASH EQUIVALENTS (Cost $15,464,350)		15,464,350
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $226,858,545)		263,354,032
NET OTHER ASSETS - (0.5)%		(1,341,296)
NET ASSETS - 100%		$ 262,012,736

Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $291,553,116 and $263,365,331, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $14,105 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.8%
United Kingdom	7.2
Netherlands	6.9
Canada	5.8
Netherlands Antilles	4.6
Others (individually less than 1%)	1.7
100.0%
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $228,825,582. Net unrealized appreciation aggregated $34,528,450, of which $42,094,127 related to appreciated investment securities and $7,565,677 related to depreciated investment securities.

The fund hereby designates approximately $19,080,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 12% and 46% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Energy Portfolio
Financial Statements

Statement of Assets and Liabilities

February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $1,965,925) (cost $226,858,545) - See accompanying schedule		$ 263,354,032
Receivable for fund shares sold		2,264,254
Dividends receivable		672,662
Interest receivable		66,875
Redemption fees receivable		1,823
Other receivables		1,652
Total assets		266,361,298
Liabilities
Payable for fund shares redeemed	$ 2,169,502
Accrued management fee	128,312
Other payables and accrued expenses	107,248
Collateral on securities loaned, at value	1,943,500
Total liabilities		4,348,562
Net Assets		$ 262,012,736
Net Assets consist of:
Paid in capital		$ 214,201,569
Undistributed net investment income		766,933
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,548,784
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,495,450
Net Assets, for 9,922,187 shares outstanding		$ 262,012,736
Net Asset Value and redemption price per share ($262,012,736 ÷ 9,922,187 shares)		$26.41
Maximum offering price per share (100/97.00 of $26.41)		$27.23

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 3,394,155
Interest		961,704
Security lending		27,041
Total income		4,382,900
Expenses
Management fee	$ 1,393,222
Transfer agent fees	1,133,332
Accounting and security lending fees	158,839
Non-interested trustees' compensation	1,122
Custodian fees and expenses	18,483
Registration fees	76,841
Audit	18,119
Legal	611
Miscellaneous	590
Total expenses before reductions	2,801,159
Expense reductions	(96,884)	2,704,275
Net investment income		1,678,625
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	30,806,124
Foreign currency transactions	(14,478)	30,791,646
Change in net unrealized appreciation (depreciation) on:
Investment securities	15,864,414
Assets and liabilities in foreign currencies	(37)	15,864,377
Net gain (loss)		46,656,023
Net increase (decrease) in net assets resulting from operations		$ 48,334,648
Other Information Sales charges paid to FDC		$ 858,029
Deferred sales charges withheld by FDC		$ 9,693
Exchange fees withheld by FSC		$ 13,013
Expense reductions
Directed brokerage arrangements		$ 93,236
Custodian credits		2,050
Transfer agent credits		1,598
		$ 96,884

See accompanying notes which are an integral part of the financial statements.

Annual Report

Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 1,678,625	$ 935,089
Net realized gain (loss)	30,791,646	23,280,737
Change in net unrealized appreciation (depreciation)	15,864,377	34,688,428
Net increase (decrease) in net assets resulting from operations	48,334,648	58,904,254
Distributions to shareholders From net investment income	(1,223,840)	(786,455)
From net realized gain	(25,888,513)	(2,442,218)
Total distributions	(27,112,353)	(3,228,673)
Share transactions Net proceeds from sales of shares	251,544,354	235,865,753
Reinvestment of distributions	25,785,813	3,080,231
Cost of shares redeemed	(212,626,665)	(239,412,583)
Net increase (decrease) in net assets resulting from share transactions	64,703,502	(466,599)
Redemption fees	415,132	458,349
Total increase (decrease) in net assets	86,340,929	55,667,331
Net Assets
Beginning of period	175,671,807	120,004,476
End of period (including undistributed net investment income of $766,933 and $458,754, respectively)	$ 262,012,736	$ 175,671,807
Other Information Shares
Sold	9,206,779	10,521,938
Issued in reinvestment of distributions	1,029,298	141,927
Redeemed	(7,916,234)	(10,457,389)
Net increase (decrease)	2,319,843	206,476

Financial Highlights

Years ended February 28,	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 16.23	$ 21.20	$ 21.31	$ 18.97
Income from Investment Operations
Net investment income C	.19	.10	.13	.11	.13
Net realized and unrealized gain (loss)	6.17	7.11	(4.71)	3.93	3.59
Total from investment operations	6.36	7.21	(4.58)	4.04	3.72
Less Distributions
From net investment income	(.14)	(.09)	(.02)	(.09)	(.13)
From net realized gain	(2.97)	(.29)	(.40)	(4.09)	(1.31)
Total distributions	(3.11)	(.38)	(.42)	(4.18)	(1.44)
Redemption fees added to paid in capital	.05	.05	.03	.03	.06
Net asset value, end of period	$ 26.41	$ 23.11	$ 16.23	$ 21.20	$ 21.31
Total Return A, B	28.84%	44.89%	(22.00)%	20.40%	20.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 262,013	$ 175,672	$ 120,004	$ 147,023	$ 203,265
Ratio of expenses to average net assets	1.16%	1.29%	1.46%	1.58%	1.57%
Ratio of expenses to average net assets after expense reductions	1.12% D	1.25% D	1.42% D	1.53% D	1.55% D
Ratio of net investment income to average net assets	.69%	.45%	.68%	.47%	.62%
Portfolio turnover rate	117%	124%	138%	115%	87%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income per share has been calculated based on average shares outstanding during the period. D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. E For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Energy Service Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Energy Service	32.98%	185.48%	270.76%
Select Energy Service (load adj.)	28.99%	176.91%	259.63%
S&P 500	-8.20%	109.18%	320.75%
GS Natural Resources	22.06%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the natural resources sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Energy Service	32.98%	23.34%	14.00%
Select Energy Service (load adj.)	28.99%	22.59%	13.65%
S&P 500	-8.20%	15.91%	15.45%
GS Natural Resources	22.06%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Service Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $35,963 - a 259.63% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Weatherford International, Inc.	6.7
Noble Drilling Corp.	5.9
ENSCO International, Inc.	5.4
Nabors Industries, Inc.	5.4
Transocean Sedco Forex, Inc.	5.4
Global Marine, Inc.	5.3
BJ Services Co.	5.0
Smith International, Inc.	4.2
Diamond Offshore Drilling, Inc.	3.8
National-Oilwell, Inc.	3.7
50.8
Top Industries as of February 28, 2001
% of fund's net assets
Energy Equipment & Services	92.8%
Construction & Engineering	0.3%
Machinery	0.1%
Oil & Gas	0.1%
All Others*	6.7%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Energy Service Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Nick Tiller, Portfolio Manager of Fidelity Select Energy Service Portfolio

Q. How did the fund perform, Nick?

A. Very well. For the 12 months that ended February 28, 2001, the fund returned 32.98%. That beat the 22.06% return of the Goldman Sachs Natural Resources Index - an index of 113 stocks designed to measure the performance of companies in the natural resources sector. The fund finished even further ahead of the Standard & Poor's 500 Index, which fell 8.20% during the same period.

Q. What factors contributed to the fund's strong performance?

A. High prices for crude oil and natural gas were the main factors. Oil hovered close to $30 per barrel for most of the period, while gas prices roughly doubled, advancing from around the $2.50 level to over $5.00 per thousand cubic feet by the end of the period, with some spikes over the $10 level during the winter. As a result, capital spending for exploration and production (E&P) of natural gas and, to a lesser extent, crude oil saw substantial increases that directly benefited energy services companies. The fund was aggressively positioned to take advantage of those increases. The Goldman Sachs index also benefited from increasing energy prices, but its returns were tempered by the more restrained performance of other natural resources such as precious metals and paper. The S&P 500 reflected a slowing U.S. economy and sharply lower prices for technology and telecommunications stocks.

Q. What was driving the surge in natural gas prices?

A. With supplies already at historically low levels, a colder-than-normal winter boosted heating demand in the United States and Canada. In addition, many of the power plants that were brought on line in the recent past are gas-fired. Power shortages in various areas of the country - most notably, California - have kept these plants producing near maximum capacity much of the time. Demand for natural gas is primarily a North American phenomenon, and this was reflected in the approximately 46% increase in U.S. drilling rig usage, as opposed to a roughly 16% rise in rig use abroad.

Q. What stocks did well for the fund?

A. Weatherford International again was one of the fund's top-
performing stocks. Exposure to the active North American natural gas market and the spin-off of a subsidiary were positive influences on the stock. Nabors Industries, a North American land driller, and ENSCO International, a shallow-water driller working in the Gulf of Mexico, both profited from the increase in spending for gas exploration. BJ Services, a pressure pumping company, was another positive contributor to the fund's returns that benefited from the increase in natural gas exploration.

Q. What stocks turned in disappointing performances?

A. Grant Prideco and Maverick Tube both underperformed. Pricing for the companies' pipes and tubes failed to improve as much as expected because it took longer than expected for drillers to work through their inventories. Schlumberger declined sharply after its announcement in February that the company planned to acquire an information technology services company.

Q. What's your outlook, Nick?

A. Energy services companies roughly doubled their earnings during the period, and earnings growth could accelerate in the coming year. In fact, energy services could have the highest earnings growth rate of any sector in the S&P 500. Having said that, I will be closely watching other variables affecting the fund's stocks, such as OPEC and the slowing U.S. economy. If the U.S. slowdown were to spread abroad, the decline in demand could test OPEC's resolve to maintain its target band of $22 to $28 per barrel for crude oil prices. On the natural gas side, the rise in drilling activity should eventually trigger increases in production. A prolonged economic slowdown, should it occur, could affect demand because of the many manufacturing processes in the U.S. that use natural gas. On the other hand, aggressive easing by the Federal Reserve Board and the tax cut advocated by President Bush are potentially favorable influences that could help avoid a sustained downturn. Regardless of what the economy does, E&P spending is the most important driver of energy services stocks, and - barring a significant drop in energy prices - I would expect to see it increase substantially in 2001. Historically, surges in E&P spending have been strongly correlated with outperformance of the group.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: December 16, 1985

Fund number: 043

Trading symbol: FSESX

Size: as of February 28, 2001, more than $899 million

Manager: Nicholas Tiller, since 2000; analyst, various industries, since 1998; joined Fidelity in 1998

3

Annual Report

Energy Service Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.3%
McDermott International, Inc.	247,600	$ 3,206,420
ENERGY EQUIPMENT & SERVICES - 92.8%
Atwood Oceanics, Inc. (a)	125,000	5,446,250
Baker Hughes, Inc.	619,636	24,289,731
BJ Services Co. (a)	586,060	44,540,560
Cal Dive International, Inc. (a)	330,300	9,021,319
Carbo Ceramics, Inc.	144,500	5,635,500
Coflexip SA sponsored ADR	115,800	8,323,125
Cooper Cameron Corp. (a)	407,976	24,388,805
Diamond Offshore Drilling, Inc.	820,000	34,358,000
Dril-Quip, Inc. (a)	237,400	6,635,330
ENSCO International, Inc.	1,280,000	48,780,800
Ensign Resource Service Group, Inc.	155,140	5,150,797
Global Industries Ltd. (a)	1,269,800	17,301,025
Global Marine, Inc. (a)	1,663,400	47,756,214
Grant Prideco, Inc. (a)	1,553,905	28,389,844
Grey Wolf, Inc. (a)	1,439,100	7,929,441
Halliburton Co.	492,867	19,625,964
Helmerich & Payne, Inc.	410,200	21,285,278
Horizon Offshore, Inc. (a)	75,000	1,575,000
Key Energy Services, Inc. (a)	736,200	8,539,920
Lone Star Technologies, Inc. (a)	330,900	14,721,741
Marine Drilling Companies, Inc. (a)	529,300	15,429,095
Maverick Tube Corp. (a)	185,000	3,755,500
Nabors Industries, Inc. (a)	860,077	48,766,366
NATCO Group, Inc. Class A	33,200	368,520
National-Oilwell, Inc.	909,500	32,923,900
Newpark Resources, Inc. (a)	45,500	361,725
Noble Drilling Corp.	1,134,850	52,827,268
Oceaneering International, Inc. (a)	257,000	5,294,200
Parker Drilling Co. (a)	296,100	1,821,015
Patterson Energy, Inc. (a)	284,300	10,021,575
Precision Drilling Corp. (a)	112,500	4,760,432
Pride International, Inc. (a)	259,500	6,435,600
Rowan Companies, Inc. (a)	951,200	27,156,760
Saipem Spa	150,000	953,052
Santa Fe International Corp.	861,000	32,244,450
Schlumberger Ltd. (NY Shares)	335,145	21,365,494
Smith International, Inc. (a)	499,514	37,763,258
Superior Energy Services, Inc. (a)	134,400	1,444,800
Tidewater, Inc.	126,800	6,175,160
Transocean Sedco Forex, Inc.	1,003,027	48,275,690
UTI Energy Corp. (a)	287,000	10,314,780
Varco International, Inc. (a)	765,698	17,174,606
W-H Energy Services, Inc.	262,000	5,240,000
Weatherford International, Inc.	1,153,405	60,011,663
TOTAL ENERGY EQUIPMENT & SERVICES		834,579,553
MACHINERY - 0.1%
IHC Caland NV	17,000	904,291

	Shares	Value (Note 1)
OIL & GAS - 0.1%
Expro International Group PLC	120,000	$ 892,917
TOTAL COMMON STOCKS (Cost $544,189,609)		839,583,181
Cash Equivalents - 6.4%

Fidelity Cash Central Fund, 5.61% (b)	57,342,213	57,342,213
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	270,000	270,000
TOTAL CASH EQUIVALENTS (Cost $57,612,213)		57,612,213
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $601,801,822)		897,195,394
NET OTHER ASSETS - 0.3%		2,455,272
NET ASSETS - 100%		899,650,666
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $674,741,834 and $578,408,362, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $76,590 for the period.

Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $606,599,146. Net unrealized appreciation aggregated $290,596,248, of which $300,186,154 related to appreciated investment securities and $9,589,906 related to depreciated investment securities.

At February 28, 2001, the fund had a capital loss carryforward of approximately $98,581,000 of which $21,081,000 and $77,500,000 will expire on February 28, 2007 and February 29, 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Energy Service Portfolio
Financial Statements

Statement of Assets and Liabilities

February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $260,150) (cost $601,801,822) - See accompanying schedule		$ 897,195,394
Receivable for fund shares sold		8,331,733
Dividends receivable		286,636
Interest receivable		252,660
Redemption fees receivable		8,214
Other receivables		512
Total assets		906,075,149
Liabilities
Payable for investments purchased	$ 1,190,023
Payable for fund shares redeemed	4,245,355
Accrued management fee	426,904
Other payables and accrued expenses	292,201
Collateral on securities loaned, at value	270,000
Total liabilities		6,424,483
Net Assets		$ 899,650,666
Net Assets consist of:
Paid in capital		$ 707,653,666
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(103,396,572)
Net unrealized appreciation (depreciation) on investments		295,393,572
Net Assets, for 23,359,494 shares outstanding		$ 899,650,666
Net Asset Value and redemption price per share ($899,650,666 ÷ 23,359,494 shares)		$38.51
Maximum offering price per share (100/97.00 of $38.51)		$39.70

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 1,998,017
Interest		3,013,917
Security lending		30,811
Total income		5,042,745
Expenses
Management fee	$ 4,571,136
Transfer agent fees	3,245,832
Accounting and security lending fees	445,461
Non-interested trustees' compensation	3,152
Custodian fees and expenses	26,414
Registration fees	152,006
Audit	26,777
Legal	2,061
Miscellaneous	1,902
Total expenses before reductions	8,474,741
Expense reductions	(245,783)	8,228,958
Net investment income (loss)		(3,186,213)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	65,788,904
Foreign currency transactions	(10,745)	65,778,159
Change in net unrealized appreciation (depreciation) on investment securities		103,047,951
Net gain (loss)		168,826,110
Net increase (decrease) in net assets resulting from operations		$ 165,639,897
Other Information Sales charges paid to FDC		$ 3,191,785
Deferred sales charges withheld by FDC		$ 6,876
Exchange fees withheld by FSC		$ 47,910
Expense reductions
Directed brokerage arrangements		$ 234,420
Custodian credits		1,794
Transfer agent credits		9,569
		$ 245,783

See accompanying notes which are an integral part of the financial statements.

Annual Report

Energy Service Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (3,186,213)	$ (2,713,337)
Net realized gain (loss)	65,778,159	17,432,005
Change in net unrealized appreciation (depreciation)	103,047,951	413,309,116
Net increase (decrease) in net assets resulting from operations	165,639,897	428,027,784
Share transactions Net proceeds from sales of shares	1,193,832,393	1,103,932,587
Cost of shares redeemed	(1,094,495,562)	(1,270,153,739)
Net increase (decrease) in net assets resulting from share transactions	99,336,831	(166,221,152)
Redemption fees	2,787,952	3,182,982
Total increase (decrease) in net assets	267,764,680	264,989,614
Net Assets
Beginning of period	631,885,986	366,896,372
End of period	$ 899,650,666	$ 631,885,986
Other Information Shares
Sold	33,448,009	52,841,715
Redeemed	(31,905,306)	(59,047,414)
Net increase (decrease)	1,542,703	(6,205,699)

Financial Highlights

Years ended February 28,	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 28.96	$ 13.09	$ 28.02	$ 20.46	$ 16.09
Income from Investment Operations
Net investment income (loss) C	(.14)	(.09)	(.10)	(.10)	(.01)
Net realized and unrealized gain (loss)	9.57	15.86	(13.26)	9.36	5.05
Total from investment operations	9.43	15.77	(13.36)	9.26	5.04
Less Distributions
From net realized gain	-	-	(1.71)	(1.85)	(.79)
Redemption fees added to paid in capital	.12	.10	.14	.15	.12
Net asset value, end of period	$ 38.51	$ 28.96	$ 13.09	$ 28.02	$ 20.46
Total Return A, B	32.98%	121.24%	(50.57)%	48.43%	32.26%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 899,651	$ 631,886	$ 366,896	$ 919,002	$ 439,504
Ratio of expenses to average net assets	1.07%	1.23%	1.39%	1.25%	1.47%
Ratio of expenses to average net assets after expense reductions	1.04% D	1.20% D	1.35% D	1.22% D	1.45% D
Ratio of net investment income (loss) to average net assets	(.40)%	(.40)%	(.49)%	(.35)%	(.07)%
Portfolio turnover rate	78%	69%	75%	78%	167%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income (loss) per share has been calculated based on average shares outstanding during the period. D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. E For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Gold Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Gold	-7.41%	-50.48%	-1.36%
Select Gold (load adj.)	-10.18%	-51.97%	-4.32%
S&P 500	-8.20%	109.18%	320.75%
GS Natural Resources	22.06%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the natural resources sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Gold	-7.41%	-13.11%	-0.14%
Select Gold (load adj.)	-10.18%	-13.64%	-0.44%
S&P 500	-8.20%	15.91%	15.45%
GS Natural Resources	22.06%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Gold Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have been $9,568 - a 4.32% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Meridian Gold, Inc.	11.6
Compania de Minas Buenaventura SA	7.1
Goldcorp, Inc.	6.9
Gold Fields Ltd.	6.2
Stillwater Mining Co.	6.1
Agnico-Eagle Mines Ltd.	6.0
Franco Nevada Mining Corp. Ltd.	5.9
Anglo American Platinum Corp. Ltd.	4.9
Impala Platinum Holdings Ltd.	4.9
Barrick Gold Corp.	4.3
63.9
Top Industries as of February 28, 2001
% of fund's net assets
Gold	65.3%
Precious Metals & Minerals	24.9%
Diversified Metals & Mining	3.2%
Oil & Gas Exploration & Production	0.4%
All Others*	6.2%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Gold Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Niel Marotta, Portfolio Manager of Fidelity Select Gold Portfolio

Q. How did the fund perform, Niel?

A. The fund lagged the natural resources sector by a wide margin but slightly outperformed the broader market. For the 12 months that ended February 28, 2001, the fund returned -7.41%, compared to a return of 22.06% for the Goldman Sachs Natural Resources Index, an index of 113 stocks designed to measure the performance of companies in the natural resources sector. On the other hand, the broadly diversified Standard & Poor's 500 Index returned -8.20% during the same period.

Q. What factors influenced the fund's performance relative to its benchmarks?

A. The primary factor driving the strong performance of the Goldman Sachs index was high energy prices. On the other hand, the price of gold declined during the period from $292.90 to $266.70 per ounce, shedding 8.95%. So the fund actually fell by a smaller percentage than gold itself did. Normally, gold stocks amplify the movements of the metal, so by that yardstick I was fairly successful at minimizing the damage done by falling gold prices. The broader market fell victim to a slowing economy on the heels of six increases in short-term interest rates by the Federal Reserve Board. Furthermore, popular indexes like the S&P 500 were hampered by a correction of the excessive valuations reached by many stocks in the technology and telecommunications sectors in late 1999 and early 2000.

Q. Why did the price of gold continue to fall?

A. Lack of investment demand, along with ongoing central bank sales and flat demand for gold jewelry, combined to keep gold prices on the defensive. Despite the poor performance of the broader stock market, investors appeared unwilling to put their money into gold as long as the U.S. dollar stayed relatively strong and inflation remained low. Interestingly, producer hedging, a decidedly negative influence on gold prices during the past two decades, was subdued for most of the period.

Q. Why was the fund able to turn in a better performance than gold itself?

A. I shifted more money into low-cost producers with reasonable valuations and strong free cash flow positions. These companies offered greater protection from falling gold prices because their production costs were still well below recent market prices. In addition, their strong free cash flow enabled them to fund new projects without incurring excessive debt.

Q. Which stocks performed best during the period?

A. Sons of Gwalia, an Australian producer of the metal tantalum, was the best performer. Tantalum is widely used in capacitors, which are components of cellular phones, laptop computers and numerous other technology products. The company controls approximately 40% of the metal's global supply. The fund's largest holding, Meridian Gold, also contributed positively to performance on the basis of its expanded production and low cost structure. Impala Platinum and Anglo American Platinum responded well to rising platinum prices. Platinum had a better supply/demand profile than gold during the period due to the relatively small number of mines producing it, its use in catalytic converters for the automobile market and robust demand for platinum jewelry.

Q. What about stocks that were disappointing?

A. Anglogold fell in sympathy with most South African gold stocks when a proposed merger between Gold Fields and Franco-Nevada was derailed by the South African government. Delta Gold and Newcrest Mining were part of a group of Australian holdings that struggled following a previous strong run-up in prices.

Q. What's your outlook, Niel?

A. Lately, banks have significantly increased the rates at which they lease gold for the purposes of hedging and selling forward. This could reduce the downward pressure on gold prices if it persists. While the downside potential for gold appears limited, in order to have much upward movement we would probably have to see a surge in inflation or a much weaker U.S. dollar. There is not much I can do about these external influences, but I plan to keep the fund's focus firmly on the companies that are capable of operating profitably whether or not gold rises from current levels.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: December 16, 1985

Fund number: 041

Trading symbol: FSAGX

Size: as of February 28, 2001, more than $235 million

Manager: Niel Marotta, since 2000; manager, Fidelity Select Industrial Materials Portfolio, April-December 2000; analyst, Canadian companies, 1997-2000; joined Fidelity in 1997

3

Annual Report

Gold Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
Australia - 13.7%
METALS & MINING - 13.7%
Gold - 13.7%
Delta Gold NL	5,016,628	$ 3,513,870
Lihir Gold Ltd. (a)	5,503,920	1,884,116
Newcrest Mining Ltd.	3,932,202	8,043,353
Normandy Mining Ltd.	18,219,437	9,115,503
Sons of Gwalia NL	2,243,917	9,832,234
		32,389,076
Canada - 44.0%
METALS & MINING - 43.6%
Diversified Metals & Mining - 3.1%
Ivanhoe Mines Ltd. (a)	100,000	110,670
Minefinders Corp. Ltd. (a)	497,800	337,030
Minefinders Corp. Ltd. (c)	200,000	135,408
Teck Corp. Class B (sub. vtg.)	694,500	6,691,361
		7,274,469
Gold - 38.6%
Agnico-Eagle Mines Ltd.	2,169,500	14,208,170
Barrick Gold Corp.	630,200	10,186,750
Francisco Gold Corp. (a)	221,400	742,276
Francisco Gold Corp. (a)(c)	199,000	667,177
Franco Nevada Mining Corp. Ltd.	1,077,394	11,797,257
Franco Nevada Mining Corp. Ltd. (c)	187,100	2,048,709
Franco Nevada Mining Corp. Ltd. Class B warrants 9/15/03 (c)	58,334	115,825
Glamis Gold Ltd. (a)	676,800	1,044,213
Goldcorp, Inc. (a)	2,427,800	16,200,085
High River Gold Mines Ltd. (a)	120,000	26,561
IAMGOLD Corp. (a)	1,493,300	2,381,736
IAMGOLD Corp. (a)(c)	60,000	95,697
Meridian Gold, Inc. (a)(d)	3,927,400	27,357,059
Metallica Resources, Inc. (a)(d)	1,490,800	232,922
Metallica Resources, Inc. (c)	200,000	31,248
Placer Dome, Inc.	287,752	2,675,020
Repadre Capital Corp. (a)	576,000	873,693
Repadre Capital Corp. (a)(c)	155,000	235,108
Richmont Mines, Inc. (a)	206,300	208,167
		91,127,673
Precious Metals & Minerals - 1.9%
DIA Metropolitan Minerals Ltd.:
Class A (sub. vtg.) (a)	50,650	708,922
Class B (multi. vtg.) (a)	204,400	2,894,148
North American Palladium Ltd. (a)	100,000	921,164
		4,524,234
TOTAL METALS & MINING		102,926,376

	Shares	Value (Note 1)
OIL & GAS - 0.4%
Oil & Gas Exploration & Production - 0.4%
Southwestern Gold Corp. (a)	362,500	$ 908,551
TOTAL CANADA		103,834,927
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Precious Metals & Minerals - 0.1%
Apex Silver Mines Ltd. (a)	14,800	144,596
Peru - 7.1%
METALS & MINING - 7.1%
Precious Metals & Minerals - 7.1%
Compania de Minas Buenaventura SA:
Class B	1,265,864	10,176,970
Sponsored ADR	400,600	6,497,732
		16,674,702
South Africa - 22.2%
METALS & MINING - 22.2%
Diversified Metals & Mining - 0.1%
Northam Platinum Ltd.	110,124	218,238
Gold - 12.4%
Anglogold Ltd.	230,786	7,500,545
Anglogold Ltd. sponsored ADR	134,028	2,177,955
Avgold Ltd. (a)	45,000	19,361
Durban Roodepoort Deep Ltd. sponsored ADR (a)	885,100	940,419
Gold Fields Ltd.	3,405,401	14,007,875
Gold Fields Ltd. sponsored ADR	181,400	731,269
Gold Fields of South Africa Ltd.	85,600	8,928
Gold Fields of South Africa Ltd. sponsored ADR	73,700	7,687
Harmony Gold Mining Co. Ltd.	511,400	2,567,001
Western Areas Gold Mining Ltd. (a)	516,100	1,177,542
		29,138,582
Precious Metals & Minerals - 9.7%
Anglo American Platinum Corp. Ltd.	238,200	11,509,377
Impala Platinum Holdings Ltd.	209,800	11,482,926
		22,992,303
TOTAL METALS & MINING		52,349,123
United States of America - 6.7%
METALS & MINING - 6.7%
Gold - 0.6%
Newmont Mining Corp.	80,965	1,364,260
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - 6.1%
Stillwater Mining Co. (a)	340,250	$ 11,326,923
Stillwater Mining Co. (c)	93,900	3,125,931
		14,452,854
TOTAL METALS & MINING		15,817,114
TOTAL COMMON STOCKS (Cost $264,695,045)		221,209,538
Cash Equivalents - 5.8%

Fidelity Cash Central Fund, 5.61% (b)	13,168,307	13,168,307
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	588,500	588,500
TOTAL CASH EQUIVALENTS (Cost $13,756,807)		13,756,807
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $278,451,852)		234,966,345
NET OTHER ASSETS - 0.4%		955,133
NET ASSETS - 100%		$ 235,921,478
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,455,103 or 2.7% of net assets.

(d) Affiliates
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $53,299,055 and $85,926,402, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,018 for the period.

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Meridian Gold, Inc.	$ -	$ 9,021,824	$ -	$ 27,357,059
Metalica Resources, Inc.	-	-	-	232,922
TOTALS	$ -	$ 9,021,824	$ -	$ 27,589,981
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $279,692,366. Net unrealized depreciation aggregated $44,726,021, of which $28,064,415 related to appreciated investment securities and $72,790,436 related to depreciated investment securities.

At February 28, 2001, the fund had a capital loss carryforward of approximately $132,274,000 of which $70,244,000, $22,573,000, $34,146,000 and $5,311,000 will expire on February 28, 2006, 2007, February 29, 2008 and February 28, 2009, respectively.

The fund intends to elect to defer to its fiscal year ending February 28, 2002 approximately $26,995,000 of losses recognized during the period November 1, 2000 to February 28, 2001.

The fund designates 7% and 23% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Gold Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $474,472) (cost $278,451,852) - See accompanying schedule		$ 234,966,345
Receivable for investments sold		92,367
Receivable for fund shares sold		3,902,255
Dividends receivable		1,028,869
Interest receivable		52,597
Redemption fees receivable		5,591
Other receivables		146
Total assets		240,048,170
Liabilities
Payable for fund shares redeemed	$ 3,257,391
Accrued management fee	107,447
Other payables and accrued expenses	173,354
Collateral on securities loaned, at value	588,500
Total liabilities		4,126,692
Net Assets		$ 235,921,478
Net Assets consist of:
Paid in capital		$ 438,081,011
Undistributed net investment income		1,820,803
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(160,509,617)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(43,470,719)
Net Assets, for 19,050,949 shares outstanding		$ 235,921,478
Net Asset Value and redemption price per share ($235,921,478 ÷ 19,050,949 shares)		$12.38
Maximum offering price per share (100/97.00 of $12.38)		$12.76

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 3,860,952
Interest		1,043,323
Security lending		27,031
Total income		4,931,306
Expenses
Management fee	$ 1,393,499
Transfer agent fees	1,778,454
Accounting and security lending fees	158,480
Non-interested trustees' compensation	353
Custodian fees and expenses	115,708
Registration fees	70,456
Audit	21,376
Legal	1,053
Miscellaneous	17,598
Total expenses before reductions	3,556,977
Expense reductions	(80,811)	3,476,166
Net investment income		1,455,140
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $5,728,848 on sales of investments in affiliated issuers)	(29,062,413)
Foreign currency transactions	(108,397)	(29,170,810)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,865,555
Assets and liabilities in foreign currencies	25,308	3,890,863
Net gain (loss)		(25,279,947)
Net increase (decrease) in net assets resulting from operations		$ (23,824,807)
Other Information Sales charges paid to FDC		$ 298,214
Deferred sales charges withheld by FDC		$ 18,053
Exchange fees withheld by FSC		$ 20,395
Expense reductions
Directed brokerage arrangements		$ 79,228
Transfer agent credits		1,583
		$ 80,811

See accompanying notes which are an integral part of the financial statements.

Annual Report

Gold Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 1,455,140	$ 1,299,385
Net realized gain (loss)	(29,170,810)	(5,393,976)
Change in net unrealized appreciation (depreciation)	3,890,863	7,849,287
Net increase (decrease) in net assets resulting from operations	(23,824,807)	3,754,696
Distributions to shareholders from net investment income	(1,416,687)	-
Share transactions Net proceeds from sales of shares	225,540,057	349,062,624
Net asset value of shares issued in exchange for the net assets of Fidelity Select Precious Metals and Minerals Portfolio	-	104,054,922
Reinvestment of distributions	1,361,199	-
Cost of shares redeemed	(250,675,627)	(354,065,350)
Net increase (decrease) in net assets resulting from share transactions	(23,774,371)	99,052,196
Redemption fees	971,139	1,539,985
Total increase (decrease) in net assets	(48,044,726)	104,346,877
Net Assets
Beginning of period	283,966,204	179,619,327
End of period (including undistributed net investment income of $1,820,803 and $1,223,012, respectively)	$ 235,921,478	$ 283,966,204
Other Information Shares
Sold	18,697,881	24,108,341
Issued in exchange for the shares of Fidelity Select Precious Metals and Minerals Portfolio	-	7,736,425
Issued in reinvestment of distributions	115,635	-
Redeemed	(20,869,623)	(24,782,701)
Net increase (decrease)	(2,056,107)	7,062,065

Financial Highlights

Years ended February 28,	2001	2000 G	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 12.79	$ 15.17	$ 28.21	$ 27.11
Income from Investment Operations
Net investment income (loss) C	.07	.09 E	(.08)	(.13)	(.16)
Net realized and unrealized gain (loss)	(1.12)	.46	(2.43)	(11.78)	1.60
Total from investment operations	(1.05)	.55	(2.51)	(11.91)	1.44
Less Distributions
From net investment income	(.07)	-	-	-	-
From net realized gain	-	-	-	(1.29)	(.50)
Total distributions	(.07)	-	-	(1.29)	(.50)
Redemption fees added to paid in capital	.05	.11	.13	.16	.16
Net asset value, end of period	$ 12.38	$ 13.45	$ 12.79	$ 15.17	$ 28.21
Total Return A, B	(7.41)%	5.16%	(15.69)%	(43.15)%	6.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 235,921	$ 283,966	$ 179,619	$ 219,668	$ 428,103
Ratio of expenses to average net assets	1.47%	1.49%	1.57%	1.55%	1.44%
Ratio of expenses to average net assets after expense reductions	1.43% D	1.41% D	1.54% D	1.48% D	1.42% D
Ratio of net investment income (loss) to average net assets	.60%	.68%	(.59)%	(.67)%	(.59)%
Portfolio turnover rate	23%	71% F	59%	89%	63%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income (loss) per share has been calculated based on average shares outstanding during the period. D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. E Investment income per share reflects a special dividend which amounted to $.06 per share. F The portfolio turnover rate does not include the assets acquired in the merger. G For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Resources Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Select Natural Resources	29.57%	55.64%
Select Natural Resources (load adj.)	25.68%	50.97%
S&P 500	-8.20%	64.84%
GS Natural Resources	22.06%	44.46%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on March 3, 1997. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the natural resources sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Select Natural Resources	29.57%	11.71%
Select Natural Resources (load adj.)	25.68%	10.86%
S&P 500	-8.20%	13.33%
GS Natural Resources	22.06%	9.64%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Select Natural Resources Portfolio on March 3, 1997 when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $15,097 - a 50.97% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,484 - a 64.84% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Chevron Corp.	7.0
BP Amoco PLC sponsored ADR	6.2
Royal Dutch Petroleum Co. (NY Shares)	5.9
Enron Corp.	5.9
Exxon Mobil Corp.	5.0
Texaco, Inc.	4.1
Schlumberger Ltd. (NY Shares)	4.0
Alcoa, Inc.	4.0
Conoco, Inc. Class B	2.4
International Paper Co.	2.2
46.7
Top Industries as of February 28, 2001
% of fund's net assets
Oil & Gas	47.2%
Energy Equipment & Services	20.1%
Multi-Utilities	8.0%
Metals & Mining	7.4%
Paper & Forest Products	6.6%
All Others*	10.7%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Natural Resources Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Scott Offen, Portfolio Manager of Fidelity Select Natural Resources Portfolio

Q. How did the fund perform, Scott?

A. It was a successful period for the fund. For the 12 months that ended February 28, 2001, the fund returned 29.57%, topping the Goldman Sachs Natural Resources Index - an index of 113 stocks designed to measure the performance of companies in the natural resources sector - which returned 22.06%. The Standard & Poor's 500 Index dropped 8.20% during the same time frame.

Q. Why did the natural resources sector handily outpace the broader market, as measured by the S&P 500?

A. Touching first on energy, OPEC - the Organization of Petroleum Exporting Countries - succeeded in implementing production cuts at a time when oil prices remained relatively high. Energy companies overall benefited from the belief that OPEC had finally coordinated better management of oil prices, while energy services firms profited from continued strong drilling activity. A very tight supply of natural gas caused a twofold increase in the price of this commodity from the prior year, aiding the performance of companies involved in natural gas extraction or distribution. The other natural resources industries - including non-ferrous metals and paper and forest products - tend to be economically sensitive. Stocks within these industries rose as investors became encouraged that short-term interest-rate cuts levied by the Federal Reserve Board late in the period would help stimulate economic growth.

Q. What factors enabled the fund to outperform the Goldman Sachs index during the 12-month period?

A. Good stock picking and strong industry positioning relative to the index helped us gain an edge. Taking a more aggressive stance in terms of our energy exposure certainly added to performance, as I emphasized some of the more volatile areas of the sector - namely energy services firms and exploration and production companies - that performed quite well. Drilling activity remained strong due to a need to increase capacity worldwide. Sharply higher oil prices encouraged oil companies to increase capital spending on developing new sources of crude oil and natural gas to satisfy the world's thirst for energy. Timely trading within paper and forest products also boosted relative returns, as share prices in this industry rebounded from low levels, helped by Fed rate cuts and industry consolidation. Focusing on the higher quality integrated oil companies that wisely reinvest their profits, such as Exxon Mobil, further aided performance.

Q. Which other stocks helped the most? Which disappointed?

A. Other major contributors included top 10 holdings Texaco and Chevron, which benefited from perceived cost synergies related to their proposed merger with one another. Kinder Morgan was another strong performer, as higher natural gas prices helped this pipeline stock and that of independent power producer Dynegy. Alcoa also performed well for the fund, for a rather interesting reason. Rising natural gas prices led to higher electricity prices since many electric plants are gas-powered. Many aluminum companies, including Alcoa, found it more profitable to shut down some of their capacity and sell back to the market the electricity they would ordinarily use for production. This reduced capacity helped buoy aluminum prices. On the down side, Williams Companies, a pipeline company, was hurt by its telecommunications subsidiary, which suffered from the general downdraft of telecom stocks. Schlumberger, a provider of oil exploration services, was punished for a bad acquisition of an information technology services company, while Enron slipped on disappointing results from its broadband business.

Q. What's your outlook?

A. I remain cautious, as there are countervailing forces that could lead to some uncertainty within the natural resources sector. At this point, supply is not a problem; there are plenty of natural resources available. What remains in question is the amount of demand. The main wild card at this point is the strength of the economy. Will growth remain strong enough to sustain and encourage demand? It is unclear. Another question is OPEC's ability to maintain control of production levels and, therefore, oil prices. Currently, oil prices are at relatively high levels. Typically, when prices are this high, consumers alter their behavior, choosing to use less energy. Softening demand would change the prospects of the oil industry. Again, much will depend on where the economy goes from here.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: March 3, 1997

Fund number: 514

Trading symbol: FNARX

Size: as of February 28, 2001, more than $23 million

Manager: Scott Offen, since 1999; manager, Fidelity Select Energy Portfolio, since 1999; Fidelity Advisor Natural Resources Portfolio, since 1999; several Fidelity Select Portfolios, 1988-1999; joined Fidelity in 1985

3

Annual Report

Natural Resources Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1)
CHEMICALS - 0.6%
Lyondell Chemical Co.	2,000	$ 32,000
Millennium Chemicals, Inc.	1,900	34,010
PolyOne Corp.	1,300	11,180
Solutia, Inc.	3,800	50,996
TOTAL CHEMICALS		128,186
CONTAINERS & PACKAGING - 0.7%
Packaging Corp. of America	3,400	49,300
Smurfit-Stone Container Corp. (a)	5,600	80,850
Temple-Inland, Inc.	900	42,831
TOTAL CONTAINERS & PACKAGING		172,981
DIVERSIFIED FINANCIALS - 0.0%
William Multi-Tech, Inc. warrants 2/15/03 (a)(c)	15,750	0
ENERGY EQUIPMENT & SERVICES - 20.1%
Atwood Oceanics, Inc. (a)	500	21,785
Baker Hughes, Inc.	8,290	324,968
BJ Services Co. (a)	2,000	152,000
Cal Dive International, Inc. (a)	2,600	71,013
CNOOC Ltd. sponsored ADR (a)	1,300	22,165
Coflexip SA sponsored ADR	300	21,563
Cooper Cameron Corp. (a)	2,700	161,406
Diamond Offshore Drilling, Inc.	2,600	108,940
Dril-Quip, Inc. (a)	800	22,360
ENSCO International, Inc.	2,900	110,519
Global Industries Ltd. (a)	4,100	55,863
Global Marine, Inc. (a)	6,200	178,002
Grant Prideco, Inc. (a)	5,995	109,529
Grey Wolf, Inc. (a)	5,300	29,203
Halliburton Co.	4,800	191,136
Helmerich & Payne, Inc.	1,100	57,079
Marine Drilling Companies, Inc. (a)	1,300	37,895
Nabors Industries, Inc. (a)	4,300	243,810
National-Oilwell, Inc.	2,500	90,500
Noble Drilling Corp.	4,700	218,785
Oceaneering International, Inc. (a)	1,300	26,780
Precision Drilling Corp. (a)	3,600	152,334
Pride International, Inc. (a)	1,500	37,200
Rowan Companies, Inc. (a)	3,100	88,505
Santa Fe International Corp.	3,400	127,330
Schlumberger Ltd. (NY Shares)	14,326	913,283
Smith International, Inc. (a)	1,500	113,400
Superior Energy Services, Inc. (a)	100	1,075
Tidewater, Inc.	1,200	58,440
Transocean Sedco Forex, Inc.	8,081	388,939
UTI Energy Corp. (a)	400	14,376
Varco International, Inc. (a)	2,800	62,804

	Shares	Value (Note 1)
W-H Energy Services, Inc.	3,300	$ 66,000
Weatherford International, Inc.	6,595	343,138
TOTAL ENERGY EQUIPMENT & SERVICES		4,622,125
GAS UTILITIES - 3.3%
El Paso Corp.	4,500	316,350
Kinder Morgan, Inc.	7,900	437,660
TOTAL GAS UTILITIES		754,010
METALS & MINING - 7.4%
Alcan Aluminium Ltd.	11,900	439,636
Alcoa, Inc.	25,500	911,880
Phelps Dodge Corp.	6,800	312,800
Stillwater Mining Co. (a)	900	29,961
TOTAL METALS & MINING		1,694,277
MULTI-UTILITIES - 8.0%
Dynegy, Inc. Class A	1,080	50,760
Enron Corp.	19,700	1,349,450
Williams Companies, Inc.	10,700	446,190
TOTAL MULTI-UTILITIES		1,846,400
OIL & GAS - 47.2%
Alberta Energy Co. Ltd.	1,200	53,512
Anadarko Petroleum Corp.	4,839	302,438
Apache Corp.	3,000	176,100
BP Amoco PLC sponsored ADR	28,604	1,418,758
Burlington Resources, Inc.	5,300	238,182
Canadian Hunter Exploration Ltd. (a)	1,700	41,501
Chevron Corp.	18,700	1,601,838
Conoco, Inc.:
Class A	12,700	358,775
Class B	19,051	548,669
Devon Energy Corp.	2,794	159,258
ENI Spa sponsored ADR	2,300	151,225
EOG Resources, Inc.	2,900	126,440
Exxon Mobil Corp.	14,098	1,142,643
Gulf Canada Resources Ltd. (a)	16,600	92,937
Louis Dreyfus Natural Gas Corp. (a)	1,000	36,160
Newfield Exploration Co. (a)	1,600	56,032
Noble Affiliates, Inc.	1,300	57,655
Ocean Energy, Inc.	4,100	73,800
Phillips Petroleum Co.	6,200	330,522
Pioneer Natural Resources Co. (a)	2,400	40,440
Rio Alto Exploration Ltd. (a)	1,100	17,902
Royal Dutch Petroleum Co. (NY Shares)	23,400	1,364,922
Suncor Energy, Inc.	12,100	310,515
Sunoco, Inc.	4,100	136,284
Talisman Energy, Inc. (a)	4,600	165,931
Texaco, Inc.	14,700	942,270
Tosco Corp.	7,600	304,380
Common Stocks - continued
	Shares	Value (Note 1)
OIL & GAS - CONTINUED
TotalFinaElf SA sponsored ADR	1,700	$ 119,867
Triton Energy Ltd.	3,700	78,625
Ultramar Diamond Shamrock Corp.	2,000	72,800
USX - Marathon Group	8,500	234,770
Valero Energy Corp.	2,600	95,290
TOTAL OIL & GAS		10,850,441
PAPER & FOREST PRODUCTS - 6.6%
Boise Cascade Corp.	2,800	89,824
Bowater, Inc.	2,900	145,957
Domtar, Inc.	3,900	34,275
Georgia-Pacific Group	7,100	213,071
Georgia-Pacific Group - Timber Group	1,900	60,287
International Paper Co.	13,700	515,942
Mead Corp.	1,700	46,563
Rayonier, Inc.	600	25,224
Westvaco Corp.	3,100	81,251
Weyerhaeuser Co.	5,900	317,066
TOTAL PAPER & FOREST PRODUCTS		1,529,460
TOTAL COMMON STOCKS (Cost $18,897,239)		21,597,880
Cash Equivalents - 5.6%

Fidelity Cash Central Fund, 5.61% (b) (Cost $1,289,997)	1,289,997	1,289,997
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $20,187,236)		22,887,877
NET OTHER ASSETS - 0.5%		118,314
NET ASSETS - 100%		$ 23,006,191
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $29,162,002 and $24,974,894, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,279 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.8%
United Kingdom	6.2
Netherlands	5.9
Canada	5.7
Netherlands Antilles	4.0
Others (individually less than 1%)	1.4
100.0%
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $20,357,551. Net unrealized appreciation aggregated $2,530,326, of which $3,174,814 related to appreciated investment securities and $644,488 related to depreciated investment securities.

The fund hereby designates approximately $1,263,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Resources Portfolio
Financial Statements

Statement of Assets and Liabilities

February 28, 2001
Assets
Investment in securities, at value (cost $20,187,236) - See accompanying schedule		$ 22,887,877
Receivable for fund shares sold		117,066
Dividends receivable		60,588
Interest receivable		7,174
Redemption fees receivable		4
Other receivables		15
Total assets		23,072,724
Liabilities
Payable for fund shares redeemed	$ 31,837
Accrued management fee	11,077
Other payables and accrued expenses	23,619
Total liabilities		66,533
Net Assets		$ 23,006,191
Net Assets consist of:
Paid in capital		$ 19,167,412
Undistributed net investment income		39,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,098,412
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,700,643
Net Assets, for 1,630,878 shares outstanding		$ 23,006,191
Net Asset Value and redemption price per share ($23,006,191 ÷ 1,630,878 shares)		$14.11
Maximum offering price per share (100/97.00 of $14.11)		$14.55

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 297,069
Interest		81,439
Security lending		387
Total income		378,895
Expenses
Management fee	$ 111,853
Transfer agent fees	99,024
Accounting and security lending fees	60,690
Non-interested trustees' compensation	65
Custodian fees and expenses	23,678
Registration fees	22,396
Audit	12,421
Legal	48
Miscellaneous	72
Total expenses before reductions	330,247
Expense reductions	(6,972)	323,275
Net investment income		55,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,568,384
Foreign currency transactions	(1,937)	2,566,447
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,303,718
Assets and liabilities in foreign currencies	2	1,303,720
Net gain (loss)		3,870,167
Net increase (decrease) in net assets resulting from operations		$ 3,925,787
Other Information Sales charges paid to FDC		$ 95,690
Exchange fees withheld by FSC		$ 1,193
Expense reductions
Directed brokerage arrangements		$ 6,972

See accompanying notes which are an integral part of the financial statements.

Annual Report

Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ 55,620	$ (28,902)
Net realized gain (loss)	2,566,447	1,134,956
Change in net unrealized appreciation (depreciation)	1,303,720	2,141,582
Net increase (decrease) in net assets resulting from operations	3,925,787	3,247,636
Distributions to shareholders From net investment income	(13,959)	-
From net realized gain	(1,373,824)	-
Total distributions	(1,387,783)	-
Share transactions Net proceeds from sales of shares	23,623,830	32,389,849
Reinvestment of distributions	1,355,905	-
Cost of shares redeemed	(18,607,350)	(26,769,375)
Net increase (decrease) in net assets resulting from share transactions	6,372,385	5,620,474
Redemption fees	38,330	55,216
Total increase (decrease) in net assets	8,948,719	8,923,326
Net Assets
Beginning of period	14,057,472	5,134,146
End of period (including undistributed net investment income of $39,724 and $0, respectively)	$ 23,006,191	$ 14,057,472
Other Information Shares
Sold	1,666,129	2,913,758
Issued in reinvestment of distributions	101,764	-
Redeemed	(1,337,267)	(2,364,245)
Net increase (decrease)	430,626	549,513

Financial Highlights

Years ended February 28,	2001	2000 H	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 7.89	$ 10.46	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	(.02)	(.05)	(.09)
Net realized and unrealized gain (loss)	3.33	3.80	(2.54)	.76
Total from investment operations	3.37	3.78	(2.59)	.67
Less Distributions
From net investment income	(.01)	-	-	-
From net realized gain	(.99)	-	-	(.26)
Total distributions	(1.00)	-	-	(.26)
Redemption fees added to paid in capital	.03	.04	.02	.05
Net asset value, end of period	$ 14.11	$ 11.71	$ 7.89	$ 10.46
Total Return B, C	29.57%	48.42%	(24.57)%	7.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 23,006	$ 14,057	$ 5,134	$ 7,520
Ratio of expenses to average net assets	1.70%	1.89%	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.67% G	1.85% G	2.47% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	.29%	(.17)%	(.54)%	(.86)% A
Portfolio turnover rate	138%	164%	155%	165% A

A Annualized B The total returns would have been lower had certain expenses not been reduced during the periods shown. C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.
D Net investment income (loss) per share has been calculated based on average shares outstanding during the period. EFor the period March 3, 1997 (commencement of operations) to February 28, 1998. F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher. GFMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. HFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Business Services and Outsourcing Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Select Business Services and Outsourcing	15.21%	77.63%
Select Business Services and Outsourcing (load adj.)	11.76%	72.30%
S&P 500	-8.20%	28.16%
GS Technology	-52.82%	51.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 4, 1998. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Select Business Services and Outsourcing	15.21%	20.59%
Select Business Services and Outsourcing (load adj.)	11.76%	19.40%
S&P 500	-8.20%	8.42%
GS Technology	-52.82%	14.39%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Select Business Services and Outsourcing Portfolio on February 4, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have been $17,230 - a 72.30% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,816 - a 28.16% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
First Data Corp.	7.4
Computer Sciences Corp.	7.2
Sabre Holdings Corp. Class A	6.4
IMS Health, Inc.	6.3
Affiliated Computer Services, Inc. Class A	6.2
Electronic Data Systems Corp.	5.9
SunGard Data Systems, Inc.	5.9
Concord EFS, Inc.	5.8
Amdocs Ltd.	3.8
The BISYS Group, Inc.	3.6
58.5
Top Industries as of February 28, 2001
% of fund's net assets
Commercial Services & Supplies	46.2%
IT Consulting & Services	28.1%
Software	6.3%
Media	5.9%
Diversified Financials	0.6%
All Others *	12.9%
* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Business Services and Outsourcing Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Simon Wolf, Portfolio Manager of Fidelity Select Business Services and Outsourcing Portfolio

Q. How did the fund perform, Simon?

A. It did very well. The fund posted a gain of 15.21% for the 12-month period that ended February 28, 2001. The Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - recorded a loss of 52.82%, and the Standard & Poor's 500 Index fell 8.20% for the same time period.

Q. Why did business services and outsourcing stocks outperform the overall technology sector?

A. Early in the period, many of these companies were hurt by Y2K concerns and investor neglect due to the narrowness of the hyper-growth issues in the NASDAQ. In the second half of the year, fundamentals began to improve for these once-shunned companies as the rest of the market began to deteriorate. In response, investors returned to these quality and consistent performers. To counter the stock market's volatility during the 12-month period, I focused on business services and outsourcing companies with strong fundamentals and solid earnings track records. The improvement in fundamentals, coupled with higher valuations for these companies, led to the fund's outperformance.

Q. Why else did these stocks return to favor?

A. Higher interest rates earlier in the period slowed the technology capital spending cycle associated with the Internet and its infrastructure build-out. As this window of spending closed, investors reassessed their view of these supposedly secular, or long term, high growth companies. Reality showed that these companies were highly cyclical and subject to the forces of the broader economy. This led to multiple - or price-to-earnings - compressions for these once-high flyers and multiple expansions for outsourcing and processing companies as they demonstrated true secular growth during this difficult period.

Q. What stocks helped the performance of the fund?

A. Concord EFS, which provides integrated electronic transaction services for credit cards, debit cards and point of sale transactions, benefited from a consumer-driven shift to debit cards, especially in online banking. IMS Health, a provider of information solutions for pharmaceutical and health care companies, rebounded from a miscalculated acquisition attempt with TriZetto Group and a change in management. The fund benefited from acquiring the shares of this strong global franchise as other investors sold them in frustration. BISYS Group, a financial services outsourcer, had been hurt by Y2K concerns. However, it gained ground as internal growth rates went back to their traditional range of 15%-20% after buying freezes lifted. The company also divested slower growth businesses and made strategic acquisitions. Affiliated Computer Services - a business processing and technology outsourcing company - added to performance after it divested slower growing businesses and bucked the negative trends of some of its competitors that were more exposed to the systems integration and consulting markets.

Q. What stocks detracted from the fund's performance?

A. Electronic Data Systems and Computer Sciences Corporation were detractors. These two technology outsourcing companies performed better than the broader technology market, but suffered from a slowing in their consulting practices and a longer-than-anticipated recovery from Y2K. Also hurting the fund's overall performance, although to a much lesser degree, were a number of very small positions in the technology and Internet consulting services space. These companies, such as Razor Fish, eLoyalty and Lante Corporation, were hurt by the dramatic slowdown in technology spending and the lower demand for their services due to the increasing failures of the dot-coms. Additionally, they were unable to change their business models fast enough to adapt to the new spending environment. Razor Fish and Lante are no longer in the fund.

Q. What's your outlook, Simon?

A. I'm cautiously optimistic. I don't think we'll see a quick return to the technology spending levels of the past. Therefore, I will continue to look for companies whose business models are less affected by capital expenditure cycles and more by the secular need for their services. I will continue to manage the fund by focusing on high-quality names and by utilizing Fidelity's extensive equity research capabilities to look for companies that can produce good results in both up and down market cycles.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: February 4, 1998

Fund number: 353

Trading symbol: FBSOX

Size: as of February 28, 2001, more than $55 million

Manager: Simon Wolf, since 2000; manager, Fidelity Select Industrial Equipment Portfolio, 1997-2000; joined Fidelity in 1996

3

Annual Report

Business Services and Outsourcing Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 46.2%
Administaff, Inc. (a)	20,700	$ 453,744
Automatic Data Processing, Inc.	30,400	1,793,600
ChoicePoint, Inc. (a)	2,300	127,190
Cintas Corp.	16,200	583,453
Concord EFS, Inc. (a)	69,400	3,209,750
Convergys Corp. (a)	1,700	72,012
DiamondCluster International, Inc. Class A (a)	3,750	78,984
Dun & Bradstreet Corp. (a)	13,600	341,360
Equifax, Inc.	19,200	581,952
First Data Corp.	66,100	4,082,331
Fiserv, Inc. (a)	19,275	954,113
Galileo International, Inc.	36,200	823,550
Hall Kinion & Associates, Inc. (a)	7,500	130,313
IMS Health, Inc.	129,300	3,478,170
Manpower, Inc.	16,900	575,107
National Processing, Inc. (a)	5,800	104,400
Paychex, Inc.	44,187	1,764,718
Pegasus Solutions, Inc. (a)	16,600	175,338
Robert Half International, Inc. (a)	25,000	601,500
Sabre Holdings Corp. Class A	82,200	3,544,464
Tetra Tech, Inc. (a)	1,200	20,775
The BISYS Group, Inc. (a)	36,800	1,991,800
TOTAL COMMERCIAL SERVICES & SUPPLIES		25,488,624
DIVERSIFIED FINANCIALS - 0.6%
SEI Investments Co.	3,900	333,267
INTERNET SOFTWARE & SERVICES - 0.2%
Digex, Inc. Class A (a)	1,200	21,675
Digitas, Inc.	1,900	10,450
Modem Media, Inc. Class A (a)	2,500	10,938
Proxicom, Inc. (a)	5,100	26,138
The TriZetto Group, Inc. (a)	3,700	51,800
Travelocity.com, Inc. (a)	70	1,558
TOTAL INTERNET SOFTWARE & SERVICES		122,559
IT CONSULTING & SERVICES - 28.1%
Affiliated Computer Services, Inc. Class A (a)	54,200	3,408,638
Ceridian Corp. (a)	38,900	786,947
Cognizant Technology Solutions Corp. Class A (a)	3,300	138,600
Computer Sciences Corp. (a)	66,300	3,958,773
Electronic Data Systems Corp.	50,800	3,242,564
eLoyalty Corp.	11,800	40,563
Forrester Research, Inc. (a)	10,500	410,156
Gartner, Inc. Class A (a)	5,600	47,600
KPMG Consulting, Inc.	10	231
Sapient Corp. (a)	14,902	191,863

	Shares	Value (Note 1)
Scient Corp. (a)	7,800	$ 22,913
SunGard Data Systems, Inc. (a)	58,200	3,241,740
TOTAL IT CONSULTING & SERVICES		15,490,588
MEDIA - 5.9%
ADVO, Inc. (a)	1,300	52,520
Harte-Hanks, Inc.	10,300	242,462
Interpublic Group of Companies, Inc.	10,200	383,520
Lamar Advertising Co. Class A (a)	3,750	154,688
Omnicom Group, Inc.	20,839	1,889,889
True North Communications	3,401	130,939
Viacom, Inc. Class A (a)	8,300	419,067
TOTAL MEDIA		3,273,085
SOFTWARE - 6.3%
Amdocs Ltd. (a)	32,184	2,092,282
BEA Systems, Inc. (a)	2,100	80,588
Dendrite International, Inc. (a)	5,400	96,188
DST Systems, Inc. (a)	16,300	994,300
Jack Henry & Associates, Inc.	3,200	146,200
MetaSolv, Inc. (a)	2,300	39,100
TOTAL SOFTWARE		3,448,658
TOTAL COMMON STOCKS (Cost $38,782,038)		48,156,781
Cash Equivalents - 13.0%

Fidelity Cash Central Fund, 5.61% (b) (Cost $7,169,274)	7,169,274	7,169,274
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $45,951,312)		55,326,055
NET OTHER ASSETS - (0.3)%		(160,418)
NET ASSETS - 100%		$ 55,165,637
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $51,153,071 and $58,302,766, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $3,702 for the period.

Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $46,276,478. Net unrealized appreciation aggregated $9,049,577, of which $11,986,791 related to appreciated investment securities and $2,937,214 related to depreciated investment securities.

The fund hereby designates approximately $4,573,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund designates 24% of the dividend distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Business Services and Outsourcing Portfolio
Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (cost $45,951,312) - See accompanying schedule		$ 55,326,055
Receivable for investments sold		18,375
Receivable for fund shares sold		162,157
Dividends receivable		15,987
Interest receivable		35,132
Redemption fees receivable		1,068
Total assets		55,558,774
Liabilities
Payable for investments purchased	$ 133,175
Payable for fund shares redeemed	198,308
Accrued management fee	25,048
Other payables and accrued expenses	36,606
Total liabilities		393,137
Net Assets		$ 55,165,637
Net Assets consist of:
Paid in capital		$ 44,203,524
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,587,370
Net unrealized appreciation (depreciation) on investments		9,374,743
Net Assets, for 3,763,972 shares outstanding		$ 55,165,637
Net Asset Value and redemption price per share ($55,165,637 ÷ 3,763,972 shares)		$14.66
Maximum offering price per share (100/97.00 of $14.66)		$15.11

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 138,891
Interest		238,081
Security lending		4,330
Total income		381,302
Expenses
Management fee	$ 259,149
Transfer agent fees	326,627
Accounting and security lending fees	60,559
Non-interested trustees' compensation	156
Custodian fees and expenses	12,323
Registration fees	22,763
Audit	12,641
Legal	137
Miscellaneous	148
Total expenses before reductions	694,503
Expense reductions	(13,571)	680,932
Net investment income (loss)		(299,630)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,384,305
Change in net unrealized appreciation (depreciation) on investment securities		2,538,628
Net gain (loss)		5,922,933
Net increase (decrease) in net assets resulting from operations		$ 5,623,303
Other Information Sales charges paid to FDC		$ 112,765
Deferred sales charges withheld by FDC		$ 143
Exchange fees withheld by FSC		$ 5,475
Expense reductions
Directed brokerage arrangements		$ 13,351
Custodian credits		220
		$ 13,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Business Services and Outsourcing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (299,630)	$ (240,345)
Net realized gain (loss)	3,384,305	9,010,305
Change in net unrealized appreciation (depreciation)	2,538,628	(934,194)
Net increase (decrease) in net assets resulting from operations	5,623,303	7,835,766
Distributions to shareholders from net realized gains	(4,201,210)	(5,476,884)
Share transactions Net proceeds from sales of shares	43,182,147	45,241,050
Reinvestment of distributions	4,032,564	5,296,143
Cost of shares redeemed	(45,860,913)	(64,818,931)
Net increase (decrease) in net assets resulting from share transactions	1,353,798	(14,281,738)
Redemption fees	111,366	78,625
Total increase (decrease) in net assets	2,887,257	(11,844,231)
Net Assets
Beginning of period	52,278,380	64,122,611
End of period	$ 55,165,637	$ 52,278,380
Other Information Shares
Sold	3,041,000	3,100,058
Issued in reinvestment of distributions	310,017	368,258
Redeemed	(3,320,293)	(4,461,537)
Net increase (decrease)	30,724	(993,221)

Financial Highlights

Years ended February 28,	2001	2000 I	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 13.57	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.09)	(.05) E	(.11)	-
Net realized and unrealized gain (loss)	2.00	1.69	2.92	.89
Total from investment operations	1.91	1.64	2.81	.89
Less Distributions
From net realized gain	(1.28)	(1.23)	(.16)	-
Redemption fees added to paid in capital	.03	.02	.03	-
Net asset value, end of period	$ 14.66	$ 14.00	$ 13.57	$ 10.89
Total Return B, C	15.21%	12.15%	26.23%	8.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 55,166	$ 52,278	$ 64,123	$ 15,915
Ratio of expenses to average net assets	1.54%	1.50%	1.66%	2.50% A, G
Ratio of expenses to average net assets after expense reductions	1.51% H	1.48% H	1.64% H	2.50% A
Ratio of net investment income (loss) to average net assets	(.67)%	(.37)%	(.91)%	(.49)% A
Portfolio turnover rate	123%	54%	115%	36% A

A Annualized B The total returns would have been lower had certain expenses not been reduced during the periods shown. C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.
D Net investment income (loss) per share has been calculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.05 per share. F For the period February 4, 1998 (commencement of operations) to February 28, 1998. GFMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher. HFMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. IFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Computers Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Computers	-55.11%	144.69%	676.49%
Select Computers (load adj.)	-56.46%	137.35%	653.19%
S&P 500	-8.20%	109.18%	320.75%
GS Technology	-52.82%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Computers	-55.11%	19.60%	22.75%
Select Computers (load adj.)	-56.46%	18.87%	22.37%
S&P 500	-8.20%	15.91%	15.45%
GS Technology	-52.82%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Computers Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $75,319 - a 653.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Dell Computer Corp.	7.2
Sun Microsystems, Inc.	6.3
EMC Corp.	5.9
Texas Instruments, Inc.	5.1
Cisco Systems, Inc.	5.0
CIENA Corp.	4.8
Lexmark International, Inc. Class A	2.7
Micron Technology, Inc.	2.3
NVIDIA Corp.	2.3
Brocade Communications Systems, Inc.	2.2
43.8
Top Industries as of February 28, 2001
% of fund's net assets
Computers & Peripherals	29.1%
Semiconductor Equipment & Products	23.7%
Communications Equipment	19.0%
Software	9.0%
Electronic Equipment & Instruments	2.8%
All Others *	16.4%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Computers Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Larry Rakers,
Portfolio Manager
of Fidelity Select
Computers Portfolio

Q. How did the fund perform, Larry?

A. For the 12 months that ended February 28, 2001, the fund returned -55.11%, trailing the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - which returned -52.82%. The Standard & Poor's 500 Index fell 8.20% during the same period.

Q. What plagued the personal computer industry during the past 12 months?

A. Growth in the PC market slowed dramatically, thanks in large part to a product cycle that was aggravated by a sharp downturn in the U.S. economy. Pricing in the industry collapsed as PC spending was relegated to the bottom of the priority lists for corporations and consumers alike. Faster-than-expected saturation of the consumer market resulted following a big consumption period in the late 1990s amid the low-priced PC craze. Businesses in the U.S. and Europe also loaded up on hardware and software during this time frame in preparation for both Y2K and the euro currency conversion. A lack of innovation further constrained growth, as corporations found it harder to justify big upgrade cycles when they were comfortably operating with current technology. Faster processor speeds don't have the same transformative effect on the industry they once had. Furthermore, with the industry's move toward more Web-based applications, there becomes even less of a need to upgrade. Finally, the rapid emergence of mobile computing, by way of handheld devices, also applied pressure on PC stocks.

Q. Why did the fund fall short of the Goldman Sachs index?

A. We paid the price for not being defensive enough during the period. My strategy was to give shareholders an aggressive tech fund with the highest potential for growth. Not surprisingly, since the fund tended to emphasize the fastest-growing names in the sector, it gave up more than the index in a down market. Poor positioning among PC stocks was the biggest negative for us during the period. Owning several high price-to-earnings (P/E) stocks, particularly Sun Microsystems, at the expense of slower-growing, more stable companies such as IBM was a losing strategy in a period of deteriorating fundamentals for the group. Holding more Gateway and Apple than the index wasn't much better; shares of these two companies fell by about 68% and 75%, respectively, during the period. Underweighting computer services stocks also hurt, as they tend to be more defensive in nature than most other tech stocks. Moreover, I should have owned more of the traditional, less-volatile PC software names, such as Microsoft, instead of focusing on such laggards as Vignette that are more Internet infrastructure-oriented. In fact, nearly all our infrastructure-related holdings were sacked by a slowing economy. Broad curtailment of tech spending on telecom gear, coupled with concerns about overcapacity of newly constructed communications networks, spelled trouble for optical and networking plays Corning and Cisco, respectively, as well as chip makers such as Texas Instruments. I sold off Corning prior to the close of the period.

Q. Could you point to any highlights during the period?

A. Timely trading in several areas helped. Data storage was one of the few bright spots, as businesses continued to view this area as a priority in their budgets. In 2000, there was a big shift in hardware spending from traditional computing to storage. EMC was a direct beneficiary of this emerging trend for much of the period, which I feel will continue to evolve going forward. Our retail holdings also performed generally well when we owned them. CDW Computer Centers capitalized on selling computers and networking equipment directly to small- and mid-sized companies, where technology spending grew faster than the overall industry during the period. Best Buy was another good pick in retail, as booming consumer electronics sales helped the stock soundly outperform the Goldman Sachs index.

Q. What's your outlook?

A. I'm currently positioning the fund for a rebound in the economy. Further interest-rate action by the Federal Reserve Board in March, coupled with federal tax cuts, could prove that the U.S. government is committed to bailing out the flailing economy. If the economy does recover sooner and stronger than anticipated and confidence is restored in the market, I expect companies to expand their tech spending, which would bode well for the fund. Computer hardware stocks are poised to rebound first, given their relatively attractive valuations and the fact that they don't have the excess inventory with which other groups in the sector must contend.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: July 29, 1985

Fund number: 007

Trading symbol: FDCPX

Size: as of February 28, 2001, more than
$1.4 billion

Manager: Larry Rakers, since 2000; manager, Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, since 2000; Fidelity Advisor Natural Resources Fund 1997-1999; several Fidelity Select Portfolios, 1995-1999; joined Fidelity in 1993

3

Annual Report

Computers Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 18.8%
3Com Corp.	225,000	$ 2,053,125
Avocent Corp. (a)	430,000	10,696,250
Brocade Communications Systems, Inc. (a)	852,800	33,099,300
Cabletron Systems, Inc. (a)	300,000	4,035,000
CIENA Corp. (a)	1,049,500	70,513,281
Cisco Systems, Inc. (a)	3,118,600	73,871,838
Comverse Technology, Inc. (a)	335,400	25,134,038
Ditech Communications Corp. (a)	191,100	1,713,928
Emulex Corp. (a)	125,000	3,851,563
Extreme Networks, Inc. (a)	170,000	3,843,594
Juniper Networks, Inc. (a)	356,700	23,029,444
MRV Communications, Inc. (a)	300,000	3,693,750
Plantronics, Inc. (a)	50,000	1,322,500
Redback Networks, Inc. (a)	660,400	20,379,531
TOTAL COMMUNICATIONS EQUIPMENT		277,237,142
COMPUTERS & PERIPHERALS - 29.1%
Apple Computer, Inc. (a)	453,100	8,269,075
Compaq Computer Corp.	931,350	18,813,270
Dell Computer Corp. (a)	4,875,000	106,640,618
EMC Corp.	2,181,000	86,716,560
Gateway, Inc. (a)	768,700	13,221,640
Hewlett-Packard Co.	250,000	7,212,500
International Business Machines Corp.	262,500	26,223,750
Lexmark International, Inc. Class A (a)	759,000	39,468,000
Maxtor Corp. (a)	348,600	2,440,200
Network Appliance, Inc. (a)	720,000	21,420,000
Quantum Corp. - DLT & Storage Systems Group (a)	250,000	3,142,500
StorageNetworks, Inc.	147,400	2,174,150
Sun Microsystems, Inc. (a)	4,652,500	92,468,438
Western Digital Corp. (a)	100,000	412,000
Zoom Telephonics, Inc. (a)	65,000	215,313
TOTAL COMPUTERS & PERIPHERALS		428,838,014
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
TeraBeam Networks (d)	11,600	43,500
ELECTRICAL EQUIPMENT - 0.2%
Manufacturers Services Ltd.	100,000	674,000
Vishay Intertechnology, Inc. (a)	100,000	1,794,000
TOTAL ELECTRICAL EQUIPMENT		2,468,000
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
Arrow Electronics, Inc. (a)	80,000	2,192,000
Ingram Micro, Inc. Class A (a)	50,000	690,000
Merix Corp. (a)	114,900	1,436,250
Mindready Solutions, Inc. (sub. vtg.) (a)	65,000	634,724
Sanmina Corp. (a)	384,900	11,474,831
SCI Systems, Inc. (a)	175,000	3,582,250

	Shares	Value (Note 1)
Tech Data Corp. (a)	410,000	$ 12,530,625
Tektronix, Inc.	250,000	6,172,500
Veeco Instruments, Inc. (a)	25,000	942,188
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		39,655,368
INTERNET & CATALOG RETAIL - 1.2%
Insight Enterprises, Inc. (a)	807,512	18,320,429
INTERNET SOFTWARE & SERVICES - 1.1%
Openwave Systems, Inc.	147,184	5,422,811
VeriSign, Inc. (a)	130,000	6,199,375
Vignette Corp. (a)	249,600	1,536,600
WebTrends Corp. (a)	200,000	3,025,000
TOTAL INTERNET SOFTWARE & SERVICES		16,183,786
IT CONSULTING & SERVICES - 0.5%
Check Point Software Technologies Ltd. (a)	82,500	5,290,313
Technology Solutions, Inc.	275,000	876,563
Unisys Corp. (a)	51,000	835,380
TOTAL IT CONSULTING & SERVICES		7,002,256
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Pinnacle Systems, Inc. (a)	205,000	2,229,375
MEDIA - 0.9%
Gemstar-TV Guide International, Inc. (a)	280,000	12,670,000
OFFICE ELECTRONICS - 1.1%
Symbol Technologies, Inc.	365,150	16,924,703
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 23.7%
Altera Corp. (a)	788,000	18,222,500
Analog Devices, Inc. (a)	790,000	29,467,000
Applied Micro Circuits Corp. (a)	525,000	14,043,750
Broadcom Corp. Class A (a)	100,000	4,925,000
Cree, Inc. (a)	133,600	2,805,600
Fairchild Semiconductor International, Inc. Class A (a)	280,000	4,113,200
Flextronics International Ltd. (a)	510,000	13,515,000
Integrated Circuit Systems, Inc.	75,000	1,209,375
Integrated Device Technology, Inc. (a)	400,000	11,575,000
Intel Corp.	342,000	9,768,375
Intersil Holding Corp. Class A	316,900	5,862,650
Lattice Semiconductor Corp. (a)	125,000	2,312,500
Linear Technology Corp.	397,800	15,762,825
LSI Logic Corp. (a)	1,456,000	23,456,160
Marvell Technology Group Ltd.	207,800	4,130,025
Maxim Integrated Products, Inc. (a)	269,000	12,407,625
Microchip Technology, Inc. (a)	175,000	4,178,125
Micron Technology, Inc. (a)	995,200	34,055,744
MIPS Technologies, Inc. Class B (a)	115,003	3,636,970
National Semiconductor Corp. (a)	330,000	6,738,600
PMC-Sierra, Inc. (a)	311,700	10,441,950
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
QLogic Corp. (a)	85,300	$ 3,188,088
Quantum Corp. - Hard Disk Drive Group (a)	974,200	10,229,100
RF Micro Devices, Inc. (a)	305,000	3,393,125
Silicon Laboratories, Inc.	35,000	568,750
Texas Instruments, Inc.	2,521,200	74,501,460
Virage Logic Corp.	18,800	284,350
Vitesse Semiconductor Corp. (a)	35,000	1,380,313
Xilinx, Inc. (a)	575,000	22,353,125
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		348,526,285
SOFTWARE - 8.9%
Adobe Systems, Inc.	335,200	9,741,750
Computer Associates International, Inc.	855,000	26,667,450
J.D. Edwards & Co. (a)	591,900	6,140,963
Microsoft Corp. (a)	320,900	18,933,100
NetIQ Corp. (a)	100,000	3,150,000
Networks Associates, Inc. (a)	225,000	1,455,469
Nuance Communications, Inc.	150,000	3,450,000
Numerical Technologies, Inc.	60,000	926,250
NVIDIA Corp. (a)	761,300	34,020,594
PeopleSoft, Inc. (a)	170,800	5,508,300
RadiSys Corp. (a)	150,000	3,300,000
SpeechWorks International, Inc.	160,000	2,630,000
Sybase, Inc. (a)	325,000	6,378,125
Synopsys, Inc. (a)	110,000	5,974,375
VERITAS Software Corp. (a)	49,900	3,240,381
TOTAL SOFTWARE		131,516,757
SPECIALTY RETAIL - 2.4%
Best Buy Co., Inc. (a)	350,000	14,336,000
CDW Computer Centers, Inc. (a)	500,000	16,625,000
Circuit City Stores, Inc. - Circuit City Group	200,000	3,034,000
PC Connection, Inc. (a)	89,701	1,104,444
TOTAL SPECIALTY RETAIL		35,099,444
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Aether Systems, Inc. (a)	405,000	10,428,750
TOTAL COMMON STOCKS (Cost $1,569,755,864)		1,347,143,809
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.5%
COMMUNICATIONS EQUIPMENT - 0.2%
Tellium, Inc. Series E (d)	106,000	3,180,000

	Shares	Value (Note 1)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Aerie Networks, Inc. (d)	187,000	$ 1,636,250
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
ITF Optical Technologies, Inc. Series B (d)	15,000	1,575,000
SPECIALTY RETAIL - 0.1%
Monterey Design Systems Series E (d)	298,000	1,564,500
TOTAL CONVERTIBLE PREFERRED STOCKS		7,955,750
Nonconvertible Preferred Stocks - 0.2%
INTERNET SOFTWARE & SERVICES - 0.2%
Procket Networks, Inc. Series C (d)	233,000	2,301,108
TOTAL PREFERRED STOCKS (Cost $10,256,858)		10,256,858
Convertible Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount
SOFTWARE - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c) (Cost $845,000)	-	$ 845,000	963,300
Cash Equivalents - 12.4%
	Shares
Fidelity Cash Central Fund, 5.61% (b)	139,091,434	139,091,434
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	43,113,200	43,113,200
TOTAL CASH EQUIVALENTS (Cost $182,204,634)		182,204,634
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,763,062,356)		1,540,568,601
NET OTHER ASSETS - (4.7)%		(68,488,266)
NET ASSETS - 100%		$ 1,472,080,335
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $963,300 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aerie Networks, Inc.	12/21/00	$ 1,636,250
ITF Optical Technologies, Inc. Series B	10/11/00	$ 1,575,000
Monterey Design Systems Series E	11/1/00	$ 1,564,500
Procket Networks, Inc. Series C	12/26/00	$ 2,301,108
Tellium, Inc. Series E	9/20/00	$ 3,180,000
TeraBeam Networks	4/7/00	$ 43,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,871,109,556 and $3,157,448,396, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $169,645 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,300,358 or 0.7% of net assets.

Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $1,785,682,130. Net unrealized depreciation aggregated $245,113,529, of which $259,834,419 related to appreciated investment securities and $504,947,948 related to depreciated investment securities.

The fund hereby designates approximately $594,129,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending February 28, 2002 approximately $348,709,000 of losses recognized during the period November 1, 2000 to February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $38,598,060) (cost $1,763,062,356) - See accompanying schedule		$ 1,540,568,601
Receivable for investments sold		22,210,307
Receivable for fund shares sold		1,261,160
Dividends receivable		27,315
Interest receivable		561,681
Redemption fees receivable		5,123
Other receivables		20,302
Total assets		1,564,654,489
Liabilities
Payable for investments purchased	$ 39,094,464
Payable for fund shares redeemed	8,702,975
Accrued management fee	885,267
Other payables and accrued expenses	778,248
Collateral on securities loaned, at value	43,113,200
Total liabilities		92,574,154
Net Assets		$ 1,472,080,335
Net Assets consist of:
Paid in capital		$ 1,993,588,741
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(299,014,651)
Net unrealized appreciation (depreciation) on investments		(222,493,755)
Net Assets, for 35,633,005 shares outstanding		$ 1,472,080,335
Net Asset Value and redemption price per share ($1,472,080,335 ÷ 35,633,005 shares)		$41.31
Maximum offering price per share (100/97.00 of $41.31)		$42.59

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 1,960,806
Interest		10,802,414
Security lending		594,557
Total income		13,357,777
Expenses
Management fee	$ 17,729,095
Transfer agent fees	10,254,267
Accounting and security lending fees	1,242,666
Non-interested trustees' compensation	10,041
Custodian fees and expenses	77,525
Registration fees	230,392
Audit	67,963
Legal	10,100
Miscellaneous	75,542
Total expenses before reductions	29,697,591
Expense reductions	(270,792)	29,426,799
Net investment income (loss)		(16,069,022)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	250,317,572
Foreign currency transactions	(24,172)	250,293,400
Change in net unrealized appreciation (depreciation) on investment securities		(2,244,766,927)
Net gain (loss)		(1,994,473,527)
Net increase (decrease) in net assets resulting from operations		$ (2,010,542,549)
Other Information Sales charges paid to FDC		$ 5,067,853
Deferred sales charges withheld by FDC		$ 7,286
Exchange fees withheld by FSC		$ 73,703
Expense reductions
Directed brokerage arrangements		$ 248,154
Transfer agent credits		22,638
		$ 270,792

See accompanying notes which are an integral part of the financial statements.

Annual Report

Computers Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (16,069,022)	$ (11,221,339)
Net realized gain (loss)	250,293,400	459,371,250
Change in net unrealized appreciation (depreciation)	(2,244,766,927)	1,653,265,607
Net increase (decrease) in net assets resulting from operations	(2,010,542,549)	2,101,415,518
Distributions to shareholders From net realized gain	(337,006,858)	(403,921,111)
In excess of net realized gain	(282,945,629)	-
Total distributions	(619,952,487)	(403,921,111)
Share transactions Net proceeds from sales of shares	723,545,072	1,163,982,244
Reinvestment of distributions	599,005,988	392,677,083
Cost of shares redeemed	(1,045,553,725)	(1,262,885,832)
Net increase (decrease) in net assets resulting from share transactions	276,997,335	293,773,495
Redemption fees	1,362,683	1,512,642
Total increase (decrease) in net assets	(2,352,135,018)	1,992,780,544
Net Assets
Beginning of period	3,824,215,353	1,831,434,809
End of period	$ 1,472,080,335	$ 3,824,215,353
Other Information Shares
Sold	7,063,525	13,611,310
Issued in reinvestment of distributions	10,369,620	4,388,872
Redeemed	(11,687,755)	(14,898,647)
Net increase (decrease)	5,745,390	3,101,535

Financial Highlights

Years ended February 28,	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 127.95	$ 68.37	$ 41.08	$ 48.25	$ 41.03
Income from Investment Operations
Net investment income (loss) C	(.51)	(.41)	(.29)	(.32)	(.36)
Net realized and unrealized gain (loss)	(64.38)	74.86	27.39	6.42	9.94
Total from investment operations	(64.89)	74.45	27.10	6.10	9.58
Less Distributions
From net realized gain	(11.85)	(14.92)	-	(10.64)	(2.47)
In excess of net realized gain	(9.94)	-	-	(2.75)	-
Total distributions	(21.79)	(14.92)	-	(13.39)	(2.47)
Redemption fees added to paid in capital	.04	.05	.19	.12	.11
Net asset value, end of period	$ 41.31	$ 127.95	$ 68.37	$ 41.08	$ 48.25
Total Return A, B	(55.11)%	119.58%	66.43%	20.33%	23.97%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,472,080	$ 3,824,215	$ 1,831,435	$ 785,465	$ 604,286
Ratio of expenses to average net assets	.96%	1.07%	1.25%	1.40%	1.48%
Ratio of expenses to average net assets after expense reductions	.95% D	1.05% D	1.23% D	1.34% D	1.44% D
Ratio of net investment income (loss) to average net assets	(.52)%	(.47)%	(.54)%	(.67)%	(.83)%
Portfolio turnover rate	100%	129%	133%	333%	255%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the one time sales charge. CNet investment income (loss) per share has been calculated based on average shares outstanding during the period. DFMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. EFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Developing Communications Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Developing Communications	-55.71%	149.57%	614.93%
Select Developing Communications (load adj.)	-57.04%	142.09%	593.49%
S&P 500	-8.20%	109.18%	320.75%
GS Technology	-52.82%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Developing Communications	-55.71%	20.07%	21.74%
Select Developing Communications (load adj.)	-57.04%	19.34%	21.37%
S&P 500	-8.20%	15.91%	15.45%
GS Technology	-52.82%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Developing Communications Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $69,349 - a 593.49% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
AOL Time Warner, Inc.	7.5
QUALCOMM, Inc.	6.2
Microsoft Corp.	5.8
AT&T Corp.	5.6
WorldCom, Inc.	5.3
CIENA Corp.	4.0
Comcast Corp. Class A (special)	3.7
Comverse Technology, Inc.	3.5
VoiceStream Wireless Corp.	3.3
Redback Networks, Inc.	2.9
47.8
Top Industries as of February 28, 2001
% of fund's net assets
Communications Equipment	35.9%
Media	17.8%
Diversified Telecom- munication Services	13.7%
Wireless Telecom- munication Services	8.8%
Software	6.6%
All Others *	17.2%
* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Developing Communications Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Rajiv Kaul, Portfolio Manager of Fidelity Select Developing Communications Portfolio

Q. How did the fund perform, Rajiv?

A. It was a challenging period. For the 12 months that ended February 28, 2001, the fund returned -55.71%, trailing the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - and the Standard & Poor's 500 Index, which returned -52.82% and -8.20%, respectively.

Q. What market factors contributed to the decline of emerging telecommunications stocks during the 12-month period?

A. A slowing economy and a dwindling supply of available funding for telecom, cable and Internet companies induced a dramatic decline in technology spending during the second half of the period, which had a direct impact on the bottom lines of equipment providers. Excess capacity in the system caused by years of overinvestment by voice and data carriers in the buildout of next-generation communications networks further reduced demand for telecom gear. Finally, with severe pricing pressures already squeezing profits of the traditional telecom carriers, conditions were ripe for an inventory correction that resonated through every segment of the tech sector during the fall and winter months.

Q. What prevented the fund from keeping pace with the Goldman Sachs index during the past year?

A. There was as much of a premium put on industry selection as there was on stock picking during this period of extreme volatility. Unfortunately, we came up short on both fronts. Even though we were early to call the downturn in technology, it was difficult for this fund to escape the pall cast over the sector. Trying to shift assets from one industry to the other as they were unraveling was a tremendous challenge. The tendency is to rotate to the areas with the strongest fundamentals. The problem was, these were the groups carrying the highest valuations. In many cases, we simply weren't fast enough exiting the high-priced stocks that were caught in the downdraft. Case in point, our positioning in wireless players, particularly Nokia, Motorola and Nextel, hurt performance relative to the index. Declining margins and growth rates caused by increased competition and slowing handset penetration and turnover upended these stocks. Delays in new product releases and higher-than-expected licensing costs for 3G - third generation, or high-speed - wireless service also hurt. Semiconductor manufacturers, such as Qualcomm and LSI Logic, that sell to wireless companies didn't escape unscathed, either. Each shedded more than 60% of their market value during the period.

Q. What else weighed on performance?

A. Telecom equipment was the worst-performing major industry in the sector. Despite the fact that our holdings here outperformed the Goldman Sachs benchmark, the fund's heavy emphasis on this space took its toll on relative returns. Another area where we lost ground was PC-related stocks. Since the fund's focus is on communications technologies, having limited exposure to PC hardware and software, which did comparatively better, dampened performance. We did have some exposure to both security and Internet software, albeit at the wrong time, as these groups also fell victim to the downturn. VeriSign and BroadVision, respectively, were notable detractors.

Q. Could you highlight some of the bright spots?

A. We benefited early in the period by focusing on the leading suppliers of optical components and networking equipment, and these holdings performed extremely well. Top contributors included Ciena, Corning, Sycamore, Nortel, Juniper and Alcatel. Subsequently, scaling back on many of these same names in the late summer and early fall before they collapsed also aided performance. Becoming much more defensive late in the period helped as well. Taking on sizable stakes in traditional wireline carriers AT&T and WorldCom as value plays late in the period paid off nicely. I also added AOL Time Warner and Microsoft to the fund's top 10 positions at the end of the period, which provided further stability for the fund.

Q. What's your outlook?

A. A lot depends on where the economy goes from here. Even if we manage to avoid a recession, it may take at least six to 12 months to work though the overcapacity, plus I think that many stocks are still expensive. However, I do feel that a lot of the downward move already has occurred. My hope is to avoid fake market bottoms - and there could be many of them - and be early in the upturn.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: June 29, 1990

Fund number: 518

Trading symbol: FSDCX

Size: as of February 28, 2001, more than $1.2 billion

Manager: Rajiv Kaul, since 2000; manager, Fidelity Select Biotechnology Portfolio, 1998-
2000; equity research associate, health care industry, 1996-1998; joined Fidelity in 1996

3

Annual Report

Developing Communications Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 1.2%
Affymetrix, Inc. (a)	280,000	$ 16,043,125
COMMUNICATIONS EQUIPMENT - 35.9%
3Com Corp.	945,000	8,623,125
ADC Telecommunications, Inc. (a)	200,000	2,225,000
Andrew Corp. (a)	331,600	4,974,000
Avaya, Inc. (a)	52,083	729,162
Brocade Communications Systems, Inc. (a)	275,000	10,673,438
Cabletron Systems, Inc. (a)	600,000	8,070,000
Centillium Communications, Inc.	415,600	12,000,450
CIENA Corp. (a)	766,700	51,512,656
Cisco Systems, Inc. (a)	1,000,000	23,687,500
Comverse Technology, Inc. (a)	602,700	45,164,831
Corvis Corp.	1,058,500	11,048,094
Cosine Communications, Inc.	233,400	2,115,188
Foundry Networks, Inc. (a)	210,000	2,415,000
JDS Uniphase Corp. (a)	750,000	20,062,500
Juniper Networks, Inc. (a)	145,300	9,380,931
Lucent Technologies, Inc.	1,200,000	13,908,000
Motorola, Inc.	1,425,000	21,617,250
ONI Systems Corp.	430,000	14,458,750
QUALCOMM, Inc. (a)	1,453,700	79,680,931
Redback Networks, Inc. (a)	1,210,900	37,367,617
Riverstone Networks, Inc.	194,500	2,139,500
Scientific-Atlanta, Inc.	172,000	8,066,800
Sonus Networks, Inc.	1,263,200	35,290,650
Sycamore Networks, Inc. (a)	225,000	4,078,125
Telefonaktiebolaget LM Ericsson AB sponsored ADR	3,925,000	32,503,906
TOTAL COMMUNICATIONS EQUIPMENT		461,793,404
COMPUTERS & PERIPHERALS - 2.7%
EMC Corp.	300,000	11,928,000
Sun Microsystems, Inc. (a)	1,133,400	22,526,325
TOTAL COMPUTERS & PERIPHERALS		34,454,325
DIVERSIFIED TELECOMMUNICATION SERVICES - 13.6%
AT&T Corp.	3,100,000	71,300,000
Sprint Corp. - FON Group	250,000	5,590,000
Verizon Communications	600,000	29,700,000
WorldCom, Inc. (a)	4,110,500	68,337,063
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		174,927,063
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
Agilent Technologies, Inc. (a)	100,000	3,600,000
Jabil Circuit, Inc. (a)	773,100	17,379,288
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		20,979,288

	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - 0.2%
Be Free, Inc. (a)	250,000	$ 542,969
Blue Martini Software, Inc.	100,000	475,000
Yahoo!, Inc. (a)	100,000	2,381,250
TOTAL INTERNET SOFTWARE & SERVICES		3,399,219
MEDIA - 17.8%
AOL Time Warner, Inc. (a)	2,200,000	96,866,000
AT&T Corp. - Liberty Media Group Class A (a)	2,347,100	34,502,370
Charter Communications, Inc. Class A (a)	560,000	11,970,000
Comcast Corp. Class A (special) (a)	1,100,000	47,643,750
Cox Communications, Inc. Class A (a)	500,000	20,760,000
Gemstar-TV Guide International, Inc. (a)	375,000	16,968,750
TOTAL MEDIA		228,710,870
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 6.4%
Advanced Micro Devices, Inc. (a)	255,000	5,482,500
GlobeSpan, Inc. (a)	590,000	11,800,000
Marvell Technology Group Ltd.	228,200	4,535,475
Micron Technology, Inc. (a)	308,600	10,560,292
RF Micro Devices, Inc. (a)	350,000	3,893,750
Texas Instruments, Inc.	1,150,000	33,982,500
Transmeta Corp.	100,000	2,037,500
Virata Corp. (a)	1,036,800	10,497,600
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		82,789,617
SOFTWARE - 6.6%
Bottomline Technologies, Inc. (a)	100,000	1,015,625
Inktomi Corp. (a)	250,000	2,828,125
Legato Systems, Inc. (a)	200,000	2,550,000
Microsoft Corp. (a)	1,250,000	73,750,000
Networks Associates, Inc. (a)	46,100	298,209
Nuance Communications, Inc.	177,200	4,075,600
TOTAL SOFTWARE		84,517,559
WIRELESS TELECOMMUNICATION SERVICES - 8.8%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	457,900	12,203,035
Nextel Communications, Inc. Class A (a)	1,100,000	26,468,750
Sprint Corp. - PCS Group Series 1 (a)	450,000	11,331,000
Vodafone Group PLC sponsored ADR	745,000	20,345,950
VoiceStream Wireless Corp. (a)	450,000	42,750,000
TOTAL WIRELESS TELECOMMUNICATION SERVICES		113,098,735
TOTAL COMMON STOCKS (Cost $1,509,389,921)		1,220,713,205
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - 0.1%
Procket Networks, Inc. Series C (c) (Cost $1,293,756)	131,000	$ 1,293,756
Convertible Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Level 3 Communications, Inc. 6% 3/15/10 (Cost $971,200)	Caa1	$ 1,600,000	791,000
Cash Equivalents - 12.0%
	Shares
Fidelity Cash Central Fund, 5.61% (b)	97,833,575	97,833,575
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	56,502,800	56,502,800
TOTAL CASH EQUIVALENTS (Cost $154,336,375)		154,336,375
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,665,991,252)		1,377,134,336
NET OTHER ASSETS - (7.0)%		(90,143,943)
NET ASSETS - 100%		$ 1,286,990,393
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	12/26/00	$ 1,293,756
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,965,309,933 and $9,090,790,177, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $263,836 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,293,756 or 0.1% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $2,342,000. The weighted average interest rate was 6.85%.

Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
DSET Corp.	$ -	$ 2,462,215	$ -	$ -
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $1,782,099,816. Net unrealized depreciation aggregated $404,965,480, of which $60,729,079 related to appreciated investment securities and $465,694,559 related to depreciated investment securities.

The fund hereby designates approximately $337,414,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer its fiscal year ending February 28, 2002 approximately $586,034,000 of losses recognized during the period November 1, 2000 to February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Developing Communications Portfolio
Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $51,594,663) (cost $1,665,991,252) - See accompanying schedule		$ 1,377,134,336
Cash		136,750
Receivable for investments sold		36,441,328
Receivable for fund shares sold		1,285,235
Dividends receivable		40,006
Interest receivable		482,277
Redemption fees receivable		1,409
Other receivables		76,152
Total assets		1,415,597,493
Liabilities
Payable for investments purchased	$ 64,063,011
Payable for fund shares redeemed	6,615,647
Accrued management fee	745,437
Other payables and accrued expenses	680,205
Collateral on securities loaned, at value	56,502,800
Total liabilities		128,607,100
Net Assets		$ 1,286,990,393
Net Assets consist of:
Paid in capital		$ 2,037,990,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(462,143,120)
Net unrealized appreciation (depreciation) on investments		(288,856,916)
Net Assets, for 53,766,312 shares outstanding		$ 1,286,990,393
Net Asset Value and redemption price per share ($1,286,990,393 ÷ 53,766,312 shares)		$23.94
Maximum offering price per share (100/97.00 of $23.94)		$24.68

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 1,981,531
Interest		8,698,690
Security lending		1,214,730
Total income		11,894,951
Expenses
Management fee	$ 14,999,983
Transfer agent fees	9,681,909
Accounting and security lending fees	1,161,813
Non-interested trustees' compensation	8,287
Custodian fees and expenses	96,816
Registration fees	361,796
Audit	51,064
Legal	9,263
Interest	446
Miscellaneous	6,933
Total expenses before reductions	26,378,310
Expense reductions	(510,436)	25,867,874
Net investment income (loss)		(13,972,923)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $629,090 on sales of investments in affiliated issuers)	95,184,799
Foreign currency transactions	163,590	95,348,389
Change in net unrealized appreciation (depreciation) on investment securities		(1,966,548,925)
Net gain (loss)		(1,871,200,536)
Net increase (decrease) in net assets resulting from operations		$ (1,885,173,459)
Other Information Sales charges paid to FDC		$ 9,267,743
Deferred sales charges withheld by FDC		$ 8,265
Exchange fees withheld by FSC		$ 85,882
Expense reductions
Directed brokerage arrangements		$ 485,701
Custodian credits		4,492
Transfer agent credits		20,243
		$ 510,436

See accompanying notes which are an integral part of the financial statements.

Annual Report

Developing Communications Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (13,972,923)	$ (6,645,637)
Net realized gain (loss)	95,348,389	171,898,837
Change in net unrealized appreciation (depreciation)	(1,966,548,925)	1,553,733,537
Net increase (decrease) in net assets resulting from operations	(1,885,173,459)	1,718,986,737
Distributions to shareholders From net realized gain	(165,948,757)	(92,564,065)
In excess of net realized gain	(448,157,941)	-
Total distributions	(614,106,698)	(92,564,065)
Share transactions Net proceeds from sales of shares	1,351,180,331	2,222,798,318
Reinvestment of distributions	595,211,522	90,014,100
Cost of shares redeemed	(1,614,980,172)	(1,100,728,465)
Net increase (decrease) in net assets resulting from share transactions	331,411,681	1,212,083,953
Redemption fees	2,132,315	2,158,711
Total increase (decrease) in net assets	(2,165,736,161)	2,840,665,336
Net Assets
Beginning of period	3,452,726,554	612,061,218
End of period	$ 1,286,990,393	$ 3,452,726,554
Other Information Shares
Sold	20,482,999	46,122,962
Issued in reinvestment of distributions	19,163,968	1,814,211
Redeemed	(28,082,470)	(24,438,881)
Net increase (decrease)	11,564,497	23,498,292

Financial Highlights

Years ended February 28,	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 81.81	$ 32.72	$ 20.14	$ 19.68	$ 19.42
Income from Investment Operations
Net investment income (loss) C	(.31)	(.22)	(.16)	(.18)	(.18)
Net realized and unrealized gain (loss)	(42.16)	52.31	12.72	4.95	.42
Total from investment operations	(42.47)	52.09	12.56	4.77	.24
Less Distributions
From net realized gain	(4.18)	(3.07)	(.07)	(4.35)	-
In excess of net realized gain	(11.27)	-	-	-	-
Total distributions	(15.45)	(3.07)	(.07)	(4.35)	-
Redemption fees added to paid in capital	.05	.07	.09	.04	.02
Net asset value, end of period	$ 23.94	$ 81.81	$ 32.72	$ 20.14	$ 19.68
Total Return A, B	(55.71)%	166.12%	63.01%	28.17%	1.34%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286,990	$ 3,452,727	$ 612,061	$ 238,356	$ 220,360
Ratio of expenses to average net assets	1.00%	1.11%	1.38%	1.61%	1.64%
Ratio of expenses to average net assets after expense reductions	.98% D	1.11%	1.34% D	1.55% D	1.62% D
Ratio of net investment income (loss) to average net assets	(.53)%	(.47)%	(.64)%	(.82)%	(.86)%
Portfolio turnover rate	368%	112%	299%	383%	202%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income (loss) per share has been calculated based on average shares outstanding during the period. D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. EFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Electronics Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Electronics	-49.66%	216.61%	1,160.96%
Select Electronics (load adj.)	-51.17%	207.12%	1,123.13%
S&P 500	-8.20%	109.18%	320.75%
GS Technology	-52.82%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Electronics	-49.66%	25.92%	28.85%
Select Electronics (load adj.)	-51.17%	25.16%	28.45%
S&P 500	-8.20%	15.91%	15.45%
GS Technology	-52.82%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Electronics Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $122,313 - a 1,123.13% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Texas Instruments, Inc.	7.3
Micron Technology, Inc.	5.7
Intel Corp.	5.7
Microsoft Corp.	3.3
Sanmina Corp.	3.2
Flextronics International Ltd.	3.2
Analog Devices, Inc.	2.9
Xilinx, Inc.	2.8
Linear Technology Corp.	2.7
Jabil Circuit, Inc.	2.6
39.4
Top Industries as of February 28, 2001
% of fund's net assets
Semiconductor Equipment & Products	55.7%
Electronic Equipment & Instruments	13.9%
Software	8.3%
Communications Equipment	8.3%
Computers & Peripherals	3.4%
All Others*	10.4%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Electronics Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Brian Hanson, Portfolio Manager of Fidelity Select Electronics Portfolio

Q. How did the fund perform, Brian?

A. It was a very tough year. For the 12 months that ended February 28, 2001, the fund returned -49.66%. In comparison, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - returned -52.82%. The Standard & Poor's 500 Index returned -8.20%.

Q. What factors conspired to make for such a difficult period?

A. In a way, the fund - and the electronics sector as a whole - were victims of their own success. As we entered this period, the U.S. economy was on solid ground, demand for new technologies was healthy and electronics products were in short supply. We were coming off two consecutive years of strong industry fundamentals and terrific stock returns. But the electronics business is very cyclical and, as is the case with any cyclical industry, the good times can only last for so long. As the period progressed, the economy began to falter, corporate spending budgets were down and many firms - which had bulked up their product inventories based on prior orders - saw fewer purchase orders come across their desks. To make matters worse, many stocks entered the period at all-time valuation highs, and thus had that much further to fall as business slowed. In short, we went from boom to bust in one 12-month span.

Q. How did this challenging backdrop influence your strategy?

A. I did my best to adapt. Early in the period - when business was still fairly strong - I was emphasizing industry leaders in some of the faster-growing segments of the industry, particularly companies that were enabling breakthrough technologies in areas such as wireless communications and broadband Internet access. This included names such as PMC-Sierra and Applied Micro Circuits. As fundamentals began to soften, I assumed more of a defensive stance by buying stocks in areas such as electronic design automation - including Cadence Design - and electronic contract manufacturers, such as Sanmina. Cadence provides research and development tools that help design future semiconductor technologies, while Sanmina provides outside manufacturing expertise to original equipment manufacturers. Fortunately, I avoided owning Internet stocks with high valuations and poor business models.

Q. Which stocks helped performance? Which ones proved disappointing?

A. The two leaders in electronic design automation - Cadence and Synopsys - produced good results. Companies involved in this field tend to produce decent results when the electronics sector as a whole is struggling, and my decision to add to them during the period paid off. Sanmina also performed well, as did Ciena, which makes an optical networking box that could be in high demand as the design of communications infrastructure networks changes over time. In terms of disappointments, where do I start? Two stocks that detracted significantly from performance were the two biggest semiconductor companies in the world, Intel and Texas Instruments. While each company sells to very different markets - Intel is linked to PCs, Texas Instruments to wireless phones - both were plagued by a slowdown in demand and an oversupply in inventories. Other weak performers included semiconductor names LSI Logic, Motorola and National Semiconductor.

Q. What's your outlook, Brian?

A. I can't emphasize enough that semiconductors are a volatile, cyclical business. There are going to be tough stretches for this group, such as when the Asian markets collapsed back in 1997 and early 1998, causing a glut in chip inventories. But if you look back over time, it pays to take the long-term view rather than reacting to short-term market swings. That being said, the fundamentals for the group can only improve if the economy stabilizes. And I don't know when that will happen. What I do know is that the companies I'm investing in are key players in helping tomorrow's technologies move forward, and we all know that technology - despite the inevitable bumps along the road - always moves forward. As we move further into 2001, I'm anticipating continued volatility. This could result in more buying opportunities for the fund. Unless I see signs of a turnaround in fundamentals, I'll continue to look for stocks that I feel are less susceptible to the slowing economy and the supply/demand imbalance.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: July 29, 1985

Fund number: 008

Trading symbol: FSELX

Size: as of February 28, 2001, more than $5.2 billion

Manager: Brian Hanson, since 2000; analyst, semiconductor equipment, since 1998; health care industry, 1996-1998; joined Fidelity in 1996

3

Annual Report

Electronics Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 8.3%
Brocade Communications Systems, Inc. (a)	2,100,000	$ 81,506,250
Cabletron Systems, Inc. (a)	990,000	13,315,500
CIENA Corp. (a)	125,000	8,398,438
Cisco Systems, Inc. (a)	2,400,000	56,850,000
Juniper Networks, Inc. (a)	126,800	8,186,525
Motorola, Inc.	6,590,300	99,974,851
Nokia AB sponsored ADR	3,000,000	66,000,000
QUALCOMM, Inc. (a)	950,000	52,071,875
Redback Networks, Inc. (a)	546,400	16,861,563
Riverstone Networks, Inc.	450,000	4,950,000
Sonus Networks, Inc.	256,600	7,168,763
Telefonaktiebolaget LM Ericsson AB sponsored ADR	2,500,000	20,703,125
TOTAL COMMUNICATIONS EQUIPMENT		435,986,890
COMPUTERS & PERIPHERALS - 3.4%
Apple Computer, Inc. (a)	100,000	1,825,000
Compaq Computer Corp.	1,500,000	30,300,000
Dell Computer Corp. (a)	2,000,000	43,750,000
Sun Microsystems, Inc. (a)	5,000,000	99,375,000
TOTAL COMPUTERS & PERIPHERALS		175,250,000
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
WorldCom, Inc. (a)	500,000	8,312,500
ELECTRICAL EQUIPMENT - 0.3%
Power-One, Inc. (a)	400,000	7,100,000
Vishay Intertechnology, Inc. (a)	500,000	8,970,000
TOTAL ELECTRICAL EQUIPMENT		16,070,000
ELECTRONIC EQUIPMENT & INSTRUMENTS - 13.9%
Agilent Technologies, Inc. (a)	1,400,110	50,403,960
Avnet, Inc.	1,552,000	38,024,000
AVX Corp.	1,980,000	35,263,800
Celestica, Inc. (sub. vtg.) (a)	711,200	34,029,816
Jabil Circuit, Inc. (a)	6,085,500	136,802,040
KEMET Corp. (a)	1,389,800	23,376,436
Sanmina Corp. (a)	5,686,800	169,537,725
Sawtek, Inc. (a)	280,000	4,620,000
SCI Systems, Inc. (a)	3,914,400	80,127,768
Solectron Corp. (a)	5,000,000	136,250,000
Veeco Instruments, Inc. (a)	547,000	20,615,063
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		729,050,608
INTERNET SOFTWARE & SERVICES - 0.4%
VeriSign, Inc. (a)	300,000	14,306,250
Vignette Corp. (a)	1,000,000	6,156,250
TOTAL INTERNET SOFTWARE & SERVICES		20,462,500

	Shares	Value (Note 1)
MACHINERY - 0.1%
Cognex Corp. (a)	200,000	$ 4,112,500
MEDIA - 1.3%
AOL Time Warner, Inc. (a)	1,500,000	66,045,000
Charter Communications, Inc. Class A (a)	100,000	2,137,500
TOTAL MEDIA		68,182,500
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 55.7%
Adaptec, Inc. (a)	1,759,100	19,240,156
Advanced Micro Devices, Inc. (a)	500,000	10,750,000
Altera Corp. (a)	5,268,700	121,838,688
Analog Devices, Inc. (a)	4,000,000	149,200,000
Applied Materials, Inc. (a)	1,335,629	56,430,325
Applied Micro Circuits Corp. (a)	3,014,000	80,624,500
ARM Holdings PLC sponsored ADR (a)	869,500	11,520,875
ASM Lithography Holding NV (a)	979,300	20,748,919
Atmel Corp. (a)	2,400,000	25,200,000
Broadcom Corp. Class A (a)	425,000	20,931,250
Chartered Semiconductor Manufacturing Ltd. ADR (a)	583,800	17,076,150
Cirrus Logic, Inc. (a)	200,000	3,600,000
Conexant Systems, Inc. (a)	1,799,300	22,041,425
Cypress Semiconductor Corp.	1,500,000	29,370,000
Fairchild Semiconductor International, Inc. Class A (a)	400,000	5,876,000
Flextronics International Ltd. (a)	6,236,234	165,260,201
GlobeSpan, Inc. (a)	830,000	16,600,000
Infineon Technologies AG sponsored ADR	220,000	7,216,000
Integrated Circuit Systems, Inc.	200,000	3,225,000
Integrated Device Technology, Inc. (a)	2,042,500	59,104,844
Intel Corp.	10,403,500	297,149,969
Intersil Holding Corp. Class A	500,000	9,250,000
KLA-Tencor Corp. (a)	1,021,200	36,507,900
LAM Research Corp. (a)	1,128,781	24,268,792
Lattice Semiconductor Corp. (a)	750,000	13,875,000
Linear Technology Corp.	3,517,740	139,390,448
LSI Logic Corp. (a)	4,255,200	68,551,272
Marvell Technology Group Ltd.	1,701,200	33,811,350
Maxim Integrated Products, Inc. (a)	2,600,000	119,925,000
Micrel, Inc. (a)	130,000	3,656,250
Micron Technology, Inc. (a)	8,705,000	297,885,100
Microtune, Inc.	210,000	2,060,625
National Semiconductor Corp. (a)	2,800,000	57,176,000
Novellus Systems, Inc. (a)	1,128,200	43,576,725
PMC-Sierra, Inc. (a)	2,814,000	94,269,000
PRI Automation, Inc. (a)	1,056,600	20,669,738
QLogic Corp. (a)	300,000	11,212,500
Rambus, Inc. (a)	800,100	30,503,813
RF Micro Devices, Inc. (a)	3,756,900	41,795,513
Samsung Electronics Co. Ltd.	228,150	34,023,727
Silicon Laboratories, Inc.	1,200,000	19,500,000
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	600,000	$ 11,298,000
Teradyne, Inc. (a)	3,247,300	101,413,179
Texas Instruments, Inc.	12,900,000	381,194,992
Transwitch Corp. (a)	175,000	3,510,938
Varian Semiconductor Equipment Associates, Inc. (a)	456,900	12,878,869
Vitesse Semiconductor Corp. (a)	269,000	10,608,688
Xilinx, Inc. (a)	3,742,900	145,505,238
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		2,911,322,959
SOFTWARE - 8.3%
Adobe Systems, Inc.	500,000	14,531,250
Cadence Design Systems, Inc. (a)	4,400,100	111,542,535
Mentor Graphics Corp. (a)	941,700	23,071,650
Microsoft Corp. (a)	2,900,000	171,100,000
Numerical Technologies, Inc.	547,500	8,452,031
NVIDIA Corp. (a)	1,738,200	77,675,813
Synopsys, Inc. (a)	548,000	29,763,250
TOTAL SOFTWARE		436,136,529
TOTAL COMMON STOCKS (Cost $6,097,021,583)		4,804,886,986
Nonconvertible Preferred Stocks - 0.0%

INTERNET SOFTWARE & SERVICES - 0.0%
Procket Networks, Inc. Series C (c) (Cost $2,469,000)	250,000	2,469,000
Cash Equivalents - 9.6%

Fidelity Cash Central Fund, 5.61% (b)	458,217,519	458,217,519
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	42,479,500	42,479,500
TOTAL CASH EQUIVALENTS (Cost $500,697,019)		500,697,019
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,600,187,602)		5,308,053,005
NET OTHER ASSETS - (1.5)%		(77,600,832)
NET ASSETS - 100%		$ 5,230,452,173
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	11/15/00	$ 2,469,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $9,630,770,997 and $8,497,077,297, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $223,294 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,469,000 or 0% of net assets.

Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
DII Group Inc.	$ -	$ 14,356,958	$ -	$ -
LAM Research Corp.	-	30,378,779	-	-
TOTALS	$ -	$ 44,735,737	$ -	$ -
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $6,683,754,695. Net unrealized depreciation aggregated $1,375,701,690, of which $861,325,068 related to appreciated investment securities and $2,237,026,758 related to depreciated investment securities.

The fund hereby designates approximately $1,445,911,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending February 28, 2002 approximately $512,247,000 of losses recognized during the period November 1, 2000 to February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Electronics Portfolio
Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $38,657,875) (cost $6,600,187,602) - See accompanying schedule		$ 5,308,053,005
Cash		1,314,163
Receivable for investments sold		43,678,130
Receivable for fund shares sold		8,965,598
Dividends receivable		556,283
Interest receivable		2,383,491
Redemption fees receivable		16,709
Other receivables		501,985
Total assets		5,365,469,364
Liabilities
Payable for investments purchased	$ 50,474,571
Payable for fund shares redeemed	36,730,472
Accrued management fee	3,146,669
Other payables and accrued expenses	2,185,979
Collateral on securities loaned, at value	42,479,500
Total liabilities		135,017,191
Net Assets		$ 5,230,452,173
Net Assets consist of:
Paid in capital		$ 6,871,291,371
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(348,707,255)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,292,131,943)
Net Assets, for 108,398,717 shares outstanding		$ 5,230,452,173
Net Asset Value and redemption price per share ($5,230,452,173 ÷ 108,398,717 shares)		$48.25
Maximum offering price per share (100/97.00 of $48.25)		$49.74

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 5,664,981
Interest		44,280,460
Security lending		2,307,213
Total income		52,252,654
Expenses
Management fee	$ 53,495,379
Transfer agent fees	25,216,826
Accounting and security lending fees	1,484,402
Non-interested trustees' compensation	29,301
Custodian fees and expenses	229,341
Registration fees	1,094,330
Audit	164,162
Legal	32,802
Miscellaneous	142,165
Total expenses before reductions	81,888,708
Expense reductions	(972,470)	80,916,238
Net investment income (loss)		(28,663,584)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $93,619,686 on sales of investments in affiliated issuers)	846,809,816
Foreign currency transactions	37,444	846,847,260
Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,417,651,026)
Assets and liabilities in foreign currencies	2,948	(6,417,648,078)
Net gain (loss)		(5,570,800,818)
Net increase (decrease) in net assets resulting from operations		$ (5,599,464,402)
Other Information Sales charges paid to FDC		$ 32,354,117
Deferred sales charges withheld by FDC		$ 11,929
Exchange fees withheld by FSC		$ 163,005
Expense reductions
Directed brokerage arrangements		$ 879,958
Custodian credits		8,990
Transfer agent credits		83,522
		$ 972,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Electronics Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (28,663,584)	$ (21,255,786)
Net realized gain (loss)	846,847,260	1,262,114,523
Change in net unrealized appreciation (depreciation)	(6,417,648,078)	4,435,234,109
Net increase (decrease) in net assets resulting from operations	(5,599,464,402)	5,676,092,846
Distributions to shareholders From net realized gain	(1,382,745,840)	(461,593,652)
In excess of net realized gain	(320,043,670)	-
Total distributions	(1,702,789,510)	(461,593,652)
Share transactions Net proceeds from sales of shares	5,257,863,537	3,828,731,759
Reinvestment of distributions	1,647,825,016	446,827,109
Cost of shares redeemed	(4,342,782,257)	(2,418,702,252)
Net increase (decrease) in net assets resulting from share transactions	2,562,906,296	1,856,856,616
Redemption fees	8,915,960	3,980,086
Total increase (decrease) in net assets	(4,730,431,656)	7,075,335,896
Net Assets
Beginning of period	9,960,883,829	2,885,547,933
End of period	$ 5,230,452,173	$ 9,960,883,829
Other Information Shares
Sold	51,088,141	50,589,405
Issued in reinvestment of distributions	22,968,944	5,580,487
Redeemed	(47,588,688)	(35,189,966)
Net increase (decrease)	26,468,397	20,979,926

Financial Highlights

Years ended February 28,	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 121.58	$ 47.34	$ 34.99	$ 37.95	$ 28.18
Income from Investment Operations
Net investment income (loss) C	(.30)	(.33)	(.23)	(.17)	(.17)
Net realized and unrealized gain (loss)	(54.44)	81.13	12.53	7.32	9.80
Total from investment operations	(54.74)	80.80	12.30	7.15	9.63
Less Distributions
From net realized gain	(15.17)	(6.62)	-	(7.60)	-
In excess of net realized gain	(3.51)	-	-	(2.60)	-
Total distributions	(18.68)	(6.62)	-	(10.20)	-
Redemption fees added to paid in capital	.09	.06	.05	.09	.14
Net asset value, end of period	$ 48.25	$ 121.58	$ 47.34	$ 34.99	$ 37.95
Total Return A, B	(49.66)%	178.06%	35.30%	24.15%	34.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,230,452	$ 9,960,884	$ 2,885,548	$ 2,668,750	$ 1,744,017
Ratio of expenses to average net assets	.88%	.99%	1.18%	1.18%	1.33%
Ratio of expenses to average net assets after expense reductions	.87% D	.98% D	1.15% D	1.12% D	1.29% D
Ratio of net investment income (loss) to average net assets	(.31)%	(.46)%	(.62)%	(.42)%	(.54)%
Portfolio turnover rate	100%	125%	160%	435%	341%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income (loss) per share has been calculated based on average shares outstanding during the period. D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. E For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Networking and Infrastructure Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge.

Cumulative Total Returns

Period ended February 28, 2001	Life of fund
Select Networking and Infrastructure	-58.60%
Select Networking and Infrastructure (load adj.)	-59.84%
S&P 500	-13.99%
GS Technology	-49.33%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, since the fund started on September 21, 2000. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
CIENA Corp.	6.9
Cisco Systems, Inc.	5.4
Sun Microsystems, Inc.	5.2
Check Point Software Technologies Ltd.	4.3
EMC Corp.	4.2
VERITAS Software Corp.	3.9
WorldCom, Inc.	3.8
Juniper Networks, Inc.	2.6
Nortel Networks Corp.	2.6
Corning, Inc.	2.5
41.4
Top Industries as of February 28, 2001
% of fund's net assets
Communications Equipment	36.4%
Semiconductor Equipment & Products	12.1%
Computers & Peripherals	11.1%
Diversified Telecommunication Services	9.3%
Software	8.2%
All Others*	22.9%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Networking and Infrastructure Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Jed Weiss, Portfolio
Manager of Fidelity
Select Networking and
Infrastructure Portfolio

Q. How did the fund perform, Jed?

A. From its inception on September 21, 2000, through February 28, 2001, the fund returned -58.60%. The Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the broader technology sector - returned -49.33% during the same period, while the Standard & Poor's 500 Index returned -13.99%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What types of services or products do networking and infrastructure companies provide?

A. The companies I'm investing in develop, make and/or sell hardware, software and services that support the flow of electronic information. The information could be in the form of voice, data, images or commercial transactions. In a nutshell, I'm investing in the "plumbers" of the new network - a network that combines digital voice, video and data. These companies enjoy real revenues and earnings, and help corporations and individuals gain efficiencies and new capabilities by embracing this new network. The fund does not invest in pure dot-coms that rely on Internet-based business models for long-term success. At any given time, the portfolio will consist of companies involved in technologies as diverse as equipment for local area networks (LANs) in office settings, digital set-top boxes for cable TV or software that protects corporate information from electronic intruders.

Q. In the short time the fund has been up and running, what type of climate have we seen for these stocks?

A. It's been very challenging. The economic slowdown we've witnessed has prompted many companies to rein in their information technology (IT) spending. As a result, the group has suffered from a substantial supply/demand imbalance. Less IT spending has affected companies at every link along the networking food chain. Service providers such as WorldCom and AT&T - as well as competitive local exchange carriers such as Covad Communications and Northpoint Communications - were buying less equipment from companies such as Cisco. These equipment companies had added to their component inventories during the good years of 1999 and 2000, but now must work these inventories lower amidst slowing product orders. Accordingly, semiconductor companies - which make the chips that form the brains of networking equipment, PCs and cell phones - have seen their orders fall off as their customers try to work down inventories.

Q. What strategies have you pursued against this difficult backdrop?

A. I've tried to find companies that may be less vulnerable to the supply/demand situation, as well as companies that are well-positioned to benefit from secular - or long-term - shifts within technology. This has led me to business services names such as Affiliated Computer Services, which can assist corporations in redesigning or building internal communication networks. I've also been attracted to companies involved in electronic design automation. Companies in this area - such as Synopsys - make products that help semiconductor engineers design chips. In terms of companies that I felt could benefit from secular shifts, I've been positive on optical networker Ciena as well as Check Point Software, which is involved in ensuring secure data transmissions. The design of the infrastructure that supports information flow is changing, and Ciena makes an optical networking box that could be in high demand. I liked Check Point because its customer base consists of corporate enterprises rather than pure dot-coms, and the company has been capturing market share relative to its competitors. These stocks performed fairly well during the period.

Q. Which stocks have been disappointing?

A. Two notable detractors were market leaders Sun Microsystems and Juniper. Both stocks were trading at high valuations and fell that much harder as business fundamentals weakened. I still feel these companies are well-positioned for the long run.

Q. What's your outlook, Jed?

A. I see the glass as half-full rather than half-empty. Near-term fundamentals may continue to be challenging as the imbalances in supply and demand unwind. However, recent interest-rate cuts may help spur IT spending and, over the long run, I'm a firm believer that the networking and infrastructure space should grow more rapidly than other areas of technology. My primary objective is to keep the fund in a position to benefit when fundamentals do improve.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: September 21, 2000

Fund number: 912

Trading symbol: FNINX

Size: as of February 28, 2001, more than $130 million

Manager: Jed Weiss, since inception; analyst, semiconductor and networking industries, since 2000; joined Fidelity in 1997

3

Annual Report

Networking and Infrastructure Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.6%
The BISYS Group, Inc. (a)	13,500	$ 730,688
COMMUNICATIONS EQUIPMENT - 36.4%
3Com Corp.	34,760	317,185
ADC Telecommunications, Inc. (a)	165,050	1,836,181
Andrew Corp. (a)	9,900	148,500
Avocent Corp. (a)	19,700	490,038
Brocade Communications Systems, Inc. (a)	62,100	2,410,256
Cabletron Systems, Inc. (a)	75,810	1,019,645
Centillium Communications, Inc.	25,500	736,313
CIENA Corp. (a)	133,030	8,937,943
Cisco Systems, Inc. (a)	294,940	6,986,391
Corning, Inc.	118,750	3,218,125
Ditech Communications Corp. (a)	12,700	113,903
Emulex Corp. (a)	14,700	452,944
Finisar Corp. (a)	11,590	136,907
JDS Uniphase Corp. (a)	111,600	2,985,300
Juniper Networks, Inc. (a)	53,176	3,433,176
Lucent Technologies, Inc.	145,640	1,687,968
Nokia AB sponsored ADR	39,300	864,600
Nortel Networks Corp.	181,000	3,346,690
ONI Systems Corp.	6,300	211,838
QUALCOMM, Inc. (a)	17,800	975,663
Redback Networks, Inc. (a)	73,780	2,276,805
Scientific-Atlanta, Inc.	4,600	215,740
Sonus Networks, Inc.	35,100	980,606
Tekelec (a)	8,440	159,833
Telefonaktiebolaget LM Ericsson AB sponsored ADR	72,700	602,047
Tellabs, Inc. (a)	65,690	2,861,621
TOTAL COMMUNICATIONS EQUIPMENT		47,406,218
COMPUTERS & PERIPHERALS - 11.1%
Dell Computer Corp. (a)	37,400	818,125
EMC Corp.	136,620	5,432,011
Network Appliance, Inc. (a)	31,190	927,903
StorageNetworks, Inc.	32,060	472,885
Sun Microsystems, Inc. (a)	343,380	6,824,678
TOTAL COMPUTERS & PERIPHERALS		14,475,602
DIVERSIFIED TELECOMMUNICATION SERVICES - 9.3%
Allegiance Telecom, Inc. (a)	12,200	247,050
AT&T Corp.	19,100	439,300
BellSouth Corp.	26,300	1,103,548
Global Crossing Ltd. (a)	134,050	2,175,632
McLeodUSA, Inc. Class A (a)	82,450	1,082,156
Metromedia Fiber Network, Inc. Class A (a)	55,270	525,065
SBC Communications, Inc.	21,150	1,008,855

	Shares	Value (Note 1)
Time Warner Telecom, Inc. Class A (a)	9,700	$ 627,469
WorldCom, Inc. (a)	297,270	4,942,114
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		12,151,189
ELECTRICAL EQUIPMENT - 0.2%
Benchmark Electronics, Inc. (a)	12,000	334,800
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.8%
Agilent Technologies, Inc. (a)	81,500	2,934,000
Avnet, Inc.	27,600	676,200
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,610,200
INTERNET SOFTWARE & SERVICES - 4.2%
Ariba, Inc. (a)	70	1,155
Commerce One, Inc. (a)	10,500	183,094
Critical Path, Inc. (a)	4,500	12,305
Exodus Communications, Inc. (a)	35,620	520,943
FreeMarkets, Inc. (a)	3,640	66,885
Internap Network Services Corp. (a)	9,660	36,225
Internet Security Systems, Inc. (a)	7,580	422,585
Keynote Systems, Inc. (a)	11,570	148,964
Netegrity, Inc. (a)	12,360	548,475
Openwave Systems, Inc.	4,800	176,850
VeriSign, Inc. (a)	59,440	2,834,545
Vignette Corp. (a)	21,340	131,374
webMethods, Inc.	10,160	436,880
TOTAL INTERNET SOFTWARE & SERVICES		5,520,280
IT CONSULTING & SERVICES - 5.3%
Affiliated Computer Services, Inc. Class A (a)	8,500	534,565
Check Point Software Technologies Ltd. (a)	88,270	5,660,314
Cognizant Technology Solutions Corp. Class A (a)	3,300	138,600
KPMG Consulting, Inc.	24,900	574,256
Sapient Corp. (a)	4,650	59,869
TOTAL IT CONSULTING & SERVICES		6,967,604
MEDIA - 0.4%
TMP Worldwide, Inc. (a)	10,100	528,356
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 12.1%
Applied Micro Circuits Corp. (a)	100,520	2,688,910
Broadcom Corp. Class A (a)	25,680	1,264,740
Conexant Systems, Inc. (a)	27,230	333,568
Cree, Inc. (a)	6,400	134,400
Fairchild Semiconductor International, Inc. Class A (a)	11,600	170,404
Flextronics International Ltd. (a)	41,700	1,105,050
LAM Research Corp. (a)	22,900	492,350
LSI Logic Corp. (a)	15,610	251,477
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
Marvell Technology Group Ltd.	31,970	$ 635,404
Micron Technology, Inc. (a)	28,200	965,004
Microtune, Inc.	12,600	123,638
National Semiconductor Corp. (a)	12,100	247,082
PMC-Sierra, Inc. (a)	35,840	1,200,640
QLogic Corp. (a)	26,480	989,690
RF Micro Devices, Inc. (a)	14,500	161,313
STMicroelectronics NV (NY Shares)	96,490	3,027,856
Texas Instruments, Inc.	27,200	803,760
Virage Logic Corp.	17,700	267,713
Vitesse Semiconductor Corp. (a)	24,270	957,148
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		15,820,147
SOFTWARE - 8.2%
BEA Systems, Inc. (a)	18,910	725,671
i2 Technologies, Inc. (a)	3,800	102,125
J.D. Edwards & Co. (a)	28,600	296,725
Microsoft Corp. (a)	31,200	1,840,800
Networks Associates, Inc. (a)	27,000	174,656
Numerical Technologies, Inc.	23,400	361,238
NVIDIA Corp. (a)	3,600	160,875
Precise Software Solutions Ltd.	4,500	82,688
RadiSys Corp. (a)	6,500	143,000
Synopsys, Inc. (a)	15,100	820,119
TIBCO Software, Inc. (a)	71,300	962,550
VERITAS Software Corp. (a)	77,060	5,004,084
TOTAL SOFTWARE		10,674,531
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Aether Systems, Inc. (a)	1,220	31,415
American Tower Corp. Class A (a)	7,600	219,944
Triton PCS Holdings, Inc. Class A (a)	10,700	372,494
TOTAL WIRELESS TELECOMMUNICATION SERVICES		623,853
TOTAL COMMON STOCKS (Cost $213,131,455)		118,843,468
Cash Equivalents - 11.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.61% (b)	11,818,441	$ 11,818,441
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	3,269,000	3,269,000
TOTAL CASH EQUIVALENTS (Cost $15,087,441)		15,087,441
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $228,218,896)		133,930,909
NET OTHER ASSETS - (2.7)%		(3,580,287)
NET ASSETS - 100%		$ 130,350,622
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $304,713,174 and $60,650,258, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,421 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.5%
Israel	4.4
Canada	2.6
Netherlands	2.3
Bermuda	2.2
Others (individually less than 1%)	2.0
100.0%
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $235,145,415. Net unrealized depreciation aggregated $101,214,506, of which $669,918 related to appreciated investment securities and $101,884,424 related to depreciated investment securities.

At February 28, 2001, the fund had a capital loss carryforward of approximately $435,000 all of which will expire on February 28, 2009.
The fund intends to elect to defer to its fiscal year ending February 28, 2002 approximately $23,454,000 of losses recognized during the period November 1, 2000 to February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Networking and Infrastructure Portfolio
Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $2,995,125) (cost $228,218,896) - See accompanying schedule		$ 133,930,909
Receivable for investments sold		716,048
Receivable for fund shares sold		1,978,920
Dividends receivable		4,233
Interest receivable		65,638
Redemption fees receivable		5,736
Other receivables		2,746
Prepaid expenses		11,823
Total assets		136,716,053
Liabilities
Payable for investments purchased	$ 1,064,036
Payable for fund shares redeemed	1,811,234
Accrued management fee	79,673
Other payables and accrued expenses	141,488
Collateral on securities loaned, at value	3,269,000
Total liabilities		6,365,431
Net Assets		$ 130,350,622
Net Assets consist of:
Paid in capital		$ 255,570,070
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,931,461)
Net unrealized appreciation (depreciation) on investments		(94,287,987)
Net Assets, for 31,506,347 shares outstanding		$ 130,350,622
Net Asset Value and redemption price per share ($130,350,622 ÷ 31,506,347 shares)		$4.14
Maximum offering price per share (100/97.00 of $4.14)		$4.27

Statement of Operations

September 21, 2000 (commencement of operations) to February 28, 2001
Investment Income Dividends		$ 18,329
Interest		345,730
Security lending		15,192
Total income		379,251
Expenses
Management fee	$ 323,454
Transfer agent fees	378,762
Accounting and security lending fees	39,267
Non-interested trustees' compensation	138
Custodian fees and expenses	26,738
Registration fees	82,064
Audit	11,929
Miscellaneous	272
Total expenses before reductions	862,624
Expense reductions	(2,675)	859,949
Net investment income (loss)		(480,698)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(30,931,460)
Foreign currency transactions	(1,552)	(30,933,012)
Change in net unrealized appreciation (depreciation) on investment securities		(94,287,987)
Net gain (loss)		(125,220,999)
Net increase (decrease) in net assets resulting from operations		$ (125,701,697)
Other Information Sales charges paid to FDC		$ 2,109,454
Deferred sales charges withheld by FDC		$ 13
Exchange fees withheld by FSC		$ 3,300
Expense reductions
Directed brokerage arrangements		$ 2,433
Custodian credits		241
Transfer agent credits		1
		$ 2,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

Networking and Infrastructure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	September 21, 2000 (commencement of operations) to February 28, 2001
Operations Net investment income (loss)	$ (480,698)
Net realized gain (loss)	(30,933,012)
Change in net unrealized appreciation (depreciation)	(94,287,987)
Net increase (decrease) in net assets resulting from operations	(125,701,697)
Share transactions Net proceeds from sales of shares	351,974,882
Cost of shares redeemed	(96,332,912)
Net increase (decrease) in net assets resulting from share transactions	255,641,970
Redemption fees	410,349
Total increase (decrease) in net assets	130,350,622
Net Assets
Beginning of period	-
End of period	$ 130,350,622
Other Information Shares
Sold	47,214,700
Redeemed	(15,708,353)
Net increase (decrease)	31,506,347

Financial Highlights

Year ended February 28,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	(5.86)
Total from investment operations	(5.88)
Redemption fees added to paid in capital	.02
Net asset value, end of period	$ 4.14
Total Return B, C	(58.60)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 130,351
Ratio of expenses to average net assets	1.60% A
Ratio of expenses to average net assets after expense reductions	1.59% A, F
Ratio of net investment income (loss) to average net assets	(.89)% A
Portfolio turnover rate	126% A

A Annualized B Total returns do not include the one time sales charge and for periods of less than one year are not annualized. C The total returns would have been lower had certain expenses not been reduced during the periods shown.
D Net investment income (loss) per share has been calculated based on average shares outstanding during the period. EFor the period September 21, 2000 (commencement of operations) to February 28, 2001. F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Software and Computer Services Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Software and Computer Services	-35.27%	171.23%	766.95%
Select Software and Computer Services (load adj.)	-37.21%	163.09%	740.94%
S&P 500	-8.20%	109.18%	320.75%
GS Technology	-52.82%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Software and Computer Services	-35.27%	22.09%	24.11%
Select Software and Computer Services (load adj.)	-37.21%	21.35%	23.73%
S&P 500	-8.20%	15.91%	15.45%
GS Technology	-52.82%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Software and Computer Services Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $84,094 - a 740.94% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Computer Associates International, Inc.	11.2
Microsoft Corp.	8.8
VeriSign, Inc.	6.9
J.D. Edwards & Co.	5.2
PeopleSoft, Inc.	5.1
Adobe Systems, Inc.	5.1
Sybase, Inc.	4.1
BEA Systems, Inc.	3.5
Sun Microsystems, Inc.	2.9
Macromedia, Inc.	2.7
55.5
Top Industries as of February 28, 2001
% of fund's net assets
Software	66.5%
Internet Software & Services	12.2%
Computers & Peripherals	5.6%
IT Consulting & Services	3.5%
Commercial Services & Supplies	2.4%
All Others *	9.8%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Software and Computer Services Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Telis Bertsekas, Portfolio Manager of Fidelity Select Software and Computer Services Portfolio

Q. How did the fund perform, Telis?

A. For the 12-month period that ended February 28, 2001, the fund returned -35.27%. In comparison, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - fell 52.82%. During the same period, the Standard & Poor's 500 Index declined -8.20%.

Q. Why did the fund outperform the Goldman Sachs index during the past year?

A. There were two main reasons. First, the fund's emphasis on software and computer services stocks, which generally outperformed other areas in the technology sector, such as semiconductors and telecommunications equipment, enhanced our relative performance. Toward the end of the period, I also rotated the fund's assets away from some of the more aggressive enterprise software sectors, such as e-business applications, and into more defensive areas, such as mainframe software and PC-related software, which helped.

Q. Why did software and computer services stocks outperform other areas within the technology sector?

A. Software and services tend to be less exposed to cyclical ups and downs than the semiconductor or networking areas. During the upswing in the cycle, software could not keep pace with the accelerating growth driven by robust demand and supply shortages in these segments. Conversely, when the supply/demand dynamics reached an inflection point during 2000, software stocks were relatively less exposed to the sector's weakness and their fundamentals deteriorated less rapidly than other areas in the sector. However, during the last third of the period when macroeconomic weakness became more pronounced, software and computer services companies were not immune from the slowdown. Most of the fund's absolute performance decline occurred during this window of time.

Q. What strategies did you pursue?

A. On an absolute basis, it was difficult to find good technology stocks, including those in the software and computer services industry. My key strategic shift during the year was a reduction of the fund's weighting in several of the high-multiple growth areas in software, and repositioning to a more conservative stance. The catalyst was our research that indicated a deceleration in the growth rate in areas such as e-business applications, storage and database software as we approached the end of 2000. As a result, I was able to lock in sizable relative gains in these stocks and avoid some of the dramatic decline seen in late 2000 and early 2001.

Q. So would your shift to more conservative holdings explain the significant number of changes to the fund's top-10 largest holdings?

A. Yes, it would. I either reduced or sold off our holdings in stocks that were among the fund's top-10 holdings six months ago - such as Oracle, Siebel, Rational Software, Apple and Veritas - as I came to the conclusion that their respective fundamentals and growth rates were deteriorating faster than expected. The new names in the top 10 - Microsoft, J.D. Edwards, PeopleSoft, Sybase and Macromedia - represented stocks I felt would begin to show an improving fundamental outlook.

Q. What stocks stood out as top performers? Which disappointed?

A. Enterprise software application provider PeopleSoft was one of the few stocks to generate a positive return - roughly 60% - and was our top contributor. Our research indicated that after several months of slowing growth going into the period, the company's outlook was regaining positive momentum. The combination of buzz about its new product - PeopleSoft 8.0 - a major sales push and recognition of the product's effectiveness was well-received by investors after we increased our position in the company. On the down side, weaker demand in the personal computer area and disappointing earnings hurt Apple Computer, the fund's biggest detractor. Elsewhere, a major slowdown in Internet domain name registrations negatively affected shares of VeriSign.

Q. What's your outlook, Telis?

A. The domestic economic slowdown had a significant influence on corporate information technology spending during the past six months, which in turn reduced demand for software and computer services. This made for a very challenging environment for these stocks, and one that may continue with more weak corporate earnings results going forward. At the same time, the abrupt price reduction of some of the high-quality companies in this space has created some great opportunities. My challenge will be to identify those leading companies and determine when they will begin to see a recovery from their lowered expectations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: July 29, 1985

Fund number: 028

Trading symbol: FSCSX

Size: as of February 28, 2001, more than $921 million

Manager: Telis Bertsekas, since 2000; analyst, beverage and tobacco industries, since 1997; joined Fidelity in 1997

3

Annual Report

Software and Computer Services Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Concord EFS, Inc. (a)	105,000	$ 4,856,250
Edgewater Technology, Inc. (a)(c)	630,000	2,480,625
First Data Corp.	50,000	3,088,000
Paychex, Inc.	100,000	3,993,750
Sabre Holdings Corp. Class A	95,000	4,096,400
The BISYS Group, Inc. (a)	55,000	2,976,875
TOTAL COMMERCIAL SERVICES & SUPPLIES		21,491,900
COMMUNICATIONS EQUIPMENT - 2.0%
Brooktrout, Inc. (a)	385,000	3,513,125
Cisco Systems, Inc. (a)	205,000	4,855,938
JDS Uniphase Corp. (a)	60,000	1,605,000
Juniper Networks, Inc. (a)	135,000	8,715,938
TOTAL COMMUNICATIONS EQUIPMENT		18,690,001
COMPUTERS & PERIPHERALS - 5.6%
Compaq Computer Corp.	50,000	1,010,000
EMC Corp.	90,000	3,578,400
Hewlett-Packard Co.	55,000	1,586,750
International Business Machines Corp.	105,000	10,489,500
Lexmark International, Inc. Class A (a)	75,000	3,900,000
NCR Corp. (a)	85,000	3,740,000
Network Appliance, Inc. (a)	25,000	743,750
Sun Microsystems, Inc. (a)	1,335,400	26,541,075
TOTAL COMPUTERS & PERIPHERALS		51,589,475
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
Tech Data Corp. (a)	330,000	10,085,625
INTERNET SOFTWARE & SERVICES - 12.2%
Akamai Technologies, Inc. (a)	100,000	1,693,750
Blue Martini Software, Inc.	208,400	989,900
Click Communication, Inc.	80,000	1,570,000
FreeMarkets, Inc. (a)	95,000	1,745,625
Kana Communications, Inc. (a)	200,000	612,500
Netegrity, Inc. (a)	260,000	11,537,500
Openwave Systems, Inc.	55,000	2,026,406
Radview Software Ltd.	520,000	1,007,500
SmartForce PLC sponsored ADR (a)	25,000	910,938
SynQuest, Inc.	480,700	3,364,900
VeriSign, Inc. (a)	1,335,000	63,662,812
webMethods, Inc.	505,000	21,715,000
WebTrends Corp. (a)	50,000	756,250
Yahoo!, Inc. (a)	40,000	952,500
TOTAL INTERNET SOFTWARE & SERVICES		112,545,581
IT CONSULTING & SERVICES - 3.5%
Check Point Software Technologies Ltd. (a)	205,000	13,145,625
Computer Sciences Corp. (a)	244,532	14,601,006

	Shares	Value (Note 1)
SunGard Data Systems, Inc. (a)	55,000	$ 3,063,500
Technology Solutions, Inc.	470,000	1,498,125
TOTAL IT CONSULTING & SERVICES		32,308,256
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.4%
Micron Technology, Inc. (a)	105,000	3,593,100
SOFTWARE - 66.5%
Activision, Inc. (a)	150,000	3,440,625
Adobe Systems, Inc.	1,603,206	46,593,174
Advent Software, Inc. (a)	110,000	4,235,000
BEA Systems, Inc. (a)	845,064	32,429,331
BMC Software, Inc. (a)	195,625	5,893,203
Cadence Design Systems, Inc. (a)	120,000	3,042,000
Certicom Corp. (a)	95,000	914,687
Computer Associates International, Inc.	3,300,000	102,926,997
Compuware Corp. (a)	286,100	2,950,406
Embarcadero Technologies, Inc.	65,000	1,885,000
i2 Technologies, Inc. (a)	385,872	10,370,310
Informix Corp. (a)	2,109,200	15,028,050
Infovista SA sponsored ADR (a)	31,440	660,240
J.D. Edwards & Co. (a)	4,601,170	47,737,139
Legato Systems, Inc. (a)	440,000	5,610,000
Liberate Technologies (a)	45,000	424,688
Macromedia, Inc. (a)	861,800	25,261,513
Manugistics Group, Inc. (a)	95,000	2,945,000
Mercury Interactive Corp. (a)	20,000	1,258,750
Micromuse, Inc. (a)	130,000	5,338,125
Microsoft Corp. (a)	1,375,000	81,125,000
MicroStrategy, Inc. Class A (a)	275,000	2,466,406
NetIQ Corp. (a)	448,100	14,115,150
Networks Associates, Inc. (a)	690,000	4,463,437
Numerical Technologies, Inc.	50,000	771,875
NVIDIA Corp. (a)	95,000	4,245,313
OpenTV Corp. (a)	30,000	508,125
Opnet Technologies, Inc.	218,600	3,825,500
Oracle Corp. (a)	841,236	15,983,484
Parametric Technology Corp. (a)	835,000	11,115,938
PeopleSoft, Inc. (a)	1,470,000	47,407,500
Precise Software Solutions Ltd.	120,000	2,205,000
Quest Software, Inc. (a)	140,000	3,622,500
Rational Software Corp. (a)	165,000	5,764,688
Siebel Systems, Inc. (a)	344,200	13,165,650
SpeechWorks International, Inc.	485,000	7,972,188
Sybase, Inc. (a)	1,920,000	37,680,000
T-HQ, Inc. (a)	100,000	2,793,750
Take-Two Interactive Software, Inc. (a)	377,000	4,335,500
TIBCO Software, Inc. (a)	190,000	2,565,000
Vastera, Inc.	179,000	2,606,688
VERITAS Software Corp. (a)	377,900	24,539,881
Wind River Systems, Inc. (a)	40,000	940,000
TOTAL SOFTWARE		613,162,811
Common Stocks - continued
	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Aether Systems, Inc. (a)	45,000	$ 1,158,750
TOTAL COMMON STOCKS (Cost $1,052,653,243)		864,625,499
Cash Equivalents - 9.1%

Fidelity Cash Central Fund, 5.61% (b)	56,866,021	56,866,021
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	26,806,900	26,806,900
TOTAL CASH EQUIVALENTS (Cost $83,672,921)		83,672,921
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,136,326,164)		948,298,420
NET OTHER ASSETS - (2.9)%		(26,620,148)
NET ASSETS - 100%		$ 921,678,272
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,230,161,773 and $3,214,586,957, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $78,532 for the period.

Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Edgewater Technology, Inc.	$ -	$ -	$ -	$ 2,480,625
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $1,190,102,955. Net unrealized depreciation aggregated $241,804,535, of which $64,454,088 related to appreciated investment securities and $306,258,623 related to depreciated investment securities.

The fund hereby designates approximately $496,688,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund designates 8% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $23,327,920) (cost $1,136,326,164) - See accompanying schedule		$ 948,298,420
Cash		72,825
Receivable for investments sold		42,526,117
Receivable for fund shares sold		791,786
Dividends receivable		30,550
Interest receivable		374,129
Redemption fees receivable		4,094
Other receivables		21,114
Total assets		992,119,035
Liabilities
Payable for investments purchased	$ 35,233,236
Payable for fund shares redeemed	7,426,866
Accrued management fee	534,159
Other payables and accrued expenses	439,602
Collateral on securities loaned, at value	26,806,900
Total liabilities		70,440,763
Net Assets		$ 921,678,272
Net Assets consist of:
Paid in capital		$ 1,060,637,055
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,068,961
Net unrealized appreciation (depreciation) on investments		(188,027,744)
Net Assets, for 20,332,807 shares outstanding		$ 921,678,272
Net Asset Value and redemption price per share ($921,678,272 ÷ 20,332,807 shares)		$45.33
Maximum offering price per share (100/97.00 of $45.33)		$46.73

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 752,305
Interest		6,549,985
Security lending		893,260
Total income		8,195,550
Expenses
Management fee	$ 7,457,469
Transfer agent fees	4,602,817
Accounting and security lending fees	653,756
Non-interested trustees' compensation	3,855
Custodian fees and expenses	47,258
Registration fees	179,885
Audit	32,899
Legal	7,173
Miscellaneous	3,210
Total expenses before reductions	12,988,322
Expense reductions	(169,604)	12,818,718
Net investment income (loss)		(4,623,168)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	433,526,824
Foreign currency transactions	(1,679)	433,525,145
Change in net unrealized appreciation (depreciation) on investment securities		(962,363,205)
Net gain (loss)		(528,838,060)
Net increase (decrease) in net assets resulting from operations		$ (533,461,228)
Other Information Sales charges paid to FDC		$ 2,371,973
Deferred sales charges withheld by FDC		$ 3,759
Exchange fees withheld by FSC		$ 33,098
Expense reductions
Directed brokerage arrangements		$ 156,864
Custodian credits		3,188
Transfer agent credits		9,552
		$ 169,604

See accompanying notes which are an integral part of the financial statements.

Annual Report

Software and Computer Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (4,623,168)	$ (4,493,210)
Net realized gain (loss)	433,525,145	149,967,319
Change in net unrealized appreciation (depreciation)	(962,363,205)	551,761,848
Net increase (decrease) in net assets resulting from operations	(533,461,228)	697,235,957
Distributions to shareholders from net realized gains	(452,343,019)	(78,865,404)
Share transactions Net proceeds from sales of shares	595,014,792	637,476,790
Reinvestment of distributions	433,675,236	76,024,721
Cost of shares redeemed	(570,140,720)	(576,132,935)
Net increase (decrease) in net assets resulting from share transactions	458,549,308	137,368,576
Redemption fees	1,247,330	1,094,752
Total increase (decrease) in net assets	(526,007,609)	756,833,881
Net Assets
Beginning of period	1,447,685,881	690,852,000
End of period	$ 921,678,272	$ 1,447,685,881
Other Information Shares
Sold	7,312,209	8,519,859
Issued in reinvestment of distributions	6,628,617	1,062,841
Redeemed	(7,384,130)	(7,907,224)
Net increase (decrease)	6,556,696	1,675,476

Financial Highlights

Years ended February 28,	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 105.09	$ 57.09	$ 44.26	$ 38.58	$ 36.20
Income from Investment Operations
Net investment income (loss) C	(.29)	(.36) F	(.39)	(.33)	(.25)
Net realized and unrealized gain (loss)	(28.23)	54.60	14.46	12.57	5.87
Total from investment operations	(28.52)	54.24	14.07	12.24	5.62
Less Distributions
From net realized gain	(31.32)	(6.33)	(1.32)	(6.61)	(3.31)
Redemption fees added to paid in capital	.08	.09	.08	.05	.07
Net asset value, end of period	$ 45.33	$ 105.09	$ 57.09	$ 44.26	$ 38.58
Total Return A, B	(35.27)%	100.83%	32.57%	35.50%	16.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 921,678	$ 1,447,686	$ 690,852	$ 503,367	$ 389,699
Ratio of expenses to average net assets	1.00%	1.11%	1.28%	1.44%	1.54%
Ratio of expenses to average net assets after expense reductions	.99% D	1.11%	1.27% D	1.42% D	1.51% D
Ratio of net investment income (loss) to average net assets	(.36)%	(.51)%	(.82)%	(.81)%	(.66)%
Portfolio turnover rate	272%	59%	72%	145%	279%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income (loss) per share has been calculated based on average shares outstanding during the period. D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. E For the year ended February 29 F Investment income per share reflects a special dividend which amounted to $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Technology Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Technology	-59.05%	154.86%	685.89%
Select Technology (load adj.)	-60.27%	147.22%	662.32%
S&P 500	-8.20%	109.18%	320.75%
GS Technology	-52.82%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Technology	-59.05%	20.58%	22.90%
Select Technology (load adj.)	-60.27%	19.84%	22.52%
S&P 500	-8.20%	15.91%	15.45%
GS Technology	-52.82%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Technology Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $76,232 - a 662.32% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Microsoft Corp.	7.7
Cisco Systems, Inc.	6.6
CIENA Corp.	4.9
Sun Microsystems, Inc.	3.9
EMC Corp.	3.6
Juniper Networks, Inc.	3.1
Dell Computer Corp.	2.9
Comverse Technology, Inc.	2.9
Flextronics International Ltd.	2.1
Computer Associates International, Inc.	1.9
39.6
Top Industries as of February 28, 2001
% of fund's net assets
Communications Equipment	26.0%
Software	20.9%
Computers & Peripherals	15.0%
Semiconductor Equipment & Products	13.2%
Internet Software & Services	4.4%
All Others*	20.5%
* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Technology Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Larry Rakers, Portfolio Manager of Fidelity Select Technology Portfolio

Q. How did the fund perform, Larry?

A. For the 12 months that ended February 28, 2001, the fund returned -59.05%. This performance trailed the -52.82% return of the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector. During the same period, the Standard & Poor's 500 Index returned -8.20%.

Q. What market factors weighed on technology stocks during the past 12 months?

A. Spending on information technology (IT) is highly correlated with economic growth - or gross domestic product (GDP). During the second half of the period, the effects of higher interest rates, rising energy costs and stricter bank lending standards weighed heavily on consumer and business confidence, causing a dramatic decline in GDP and broad curtailment of IT spending. It's important to recognize that for every percent that GDP falls, IT spending falls almost twice as much. This is a rather unfriendly environment for tech stocks, as slower spending tends to depress both sales and earnings, causing a drop in share prices. Because the stock market is predictive, the decline tends to occur earlier than the actual slowdown, as evidenced by the NASDAQ's nearly 11% decline in September. Reality struck the market hard during the fourth quarter, as weakness in the telecommunications equipment space induced a tremendous backup that proved most damaging to component makers from the optical, semiconductor and networking spaces. Eventually, the contagion spread to nearly all areas of the sector in short time. In most cases, the magnitude of the drop was commensurate with higher valuations and growth expectations of tech stocks relative to the rest of the market.

Q. Why did the fund underperform the Goldman Sachs index?

A. Not being defensive really hurt during the period. My strategy was to give shareholders an aggressive technology fund with the highest potential for growth. Not surprisingly, since the fund tended to emphasize the fastest-growing names in the sector with high price-to-earnings multiples, it gave up more than the index in a down market. Underweighting computer services stocks hurt, as they tend to be more defensive in nature than most other tech stocks. Poor positioning among computer stocks also dragged on performance. Owning more aggressive names, particularly Sun Microsystems, at the expense of slower-growing, more stable companies such as IBM was a losing strategy in a period of deteriorating fundamentals for the group. Our positioning among software stocks also backfired. We were hurt for focusing on such stocks as Vignette that are more Internet infrastructure-oriented, while underweighting traditional providers, namely Microsoft. Stock picking among semiconductor manufacturers, including Intel and Cree, further detracted from returns. Other notable laggards included networking giant Cisco and online media firm DoubleClick.

Q. Where were you able to find the best opportunities during the period?

A. Despite the dramatic deceleration in economic growth, companies did not cut their budgets across the board. There was still IT spending going on, but it was now much more focused than in previous periods. Firms were prioritizing their projects, choosing only those that were visible to the customer and would generate high returns. Getting businesses up and running on the Internet was atop the priority lists, as was tackling data storage needs and cost cutting through improvements in both supply-chain and customer-relationship management. Acting in response, the fund profited from timely trading in companies such as Brocade, which benefited from the projects that are high on the IT spending list. Given the growing concerns about overcapacity of newly constructed communications networks, we steered clear of the component manufacturers, which helped. Instead, we focused on the companies with new technologies, such as Ciena, that are bent on solving the pressing problem of bottlenecks in the network. Some good picks among other leading makers of telecom gear, particularly Juniper, Nortel, Comverse and JDS Uniphase, narrowed the performance gap relative to the index. Nortel and JDS Uniphase were no longer held at the close of the period.

Q. What's your outlook?

A. I'm currently positioning the fund for a rebound in the economy. Further interest-rate action by the Federal Reserve Board in March, coupled with federal tax cuts, could prove that the U.S. government is committed to bailing out the flailing economy. If the economy does recover sooner and stronger than anticipated and confidence is restored in the market, I expect that companies will expand their IT spending, which would bode well for the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: July 14, 1981

Fund number: 064

Trading symbol: FSPTX

Size: as of February 28, 2001, more than $3.2 billion

Manager: Larry Rakers, since 2000; manager, Fidelity Select Computers Portfolio and Fidelity Advisor Technology Fund, since 2000; Fidelity Advisor Natural Resources Fund, 1997-1999; several Fidelity Select Portfolios, 1995-1999; joined Fidelity in 1993

3

Annual Report

Technology Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Concord EFS, Inc. (a)	340,000	$ 15,725,000
First Data Corp.	515,000	31,806,400
Galileo International, Inc.	100,000	2,275,000
IMS Health, Inc.	150,000	4,035,000
Per-Se Technologies, Inc. warrants 7/8/03 (a)	3,258	0
Sabre Holdings Corp. Class A	150,000	6,468,000
The BISYS Group, Inc. (a)	190,000	10,283,750
TOTAL COMMERCIAL SERVICES & SUPPLIES		70,593,150
COMMUNICATIONS EQUIPMENT - 25.8%
3Com Corp.	275,000	2,509,375
Avocent Corp. (a)	381,600	9,492,300
Brocade Communications Systems, Inc. (a)	1,430,000	55,501,875
Cabletron Systems, Inc. (a)	400,000	5,380,000
Centillium Communications, Inc.	85,000	2,454,375
CIENA Corp. (a)	2,377,330	159,726,859
Cisco Systems, Inc. (a)	9,048,800	214,343,450
Comverse Technology, Inc. (a)	1,244,600	93,267,213
Ditech Communications Corp. (a)	979,700	8,786,684
Emulex Corp. (a)	85,000	2,619,063
Extreme Networks, Inc. (a)	305,000	6,895,859
Juniper Networks, Inc. (a)	1,575,800	101,737,588
MRV Communications, Inc. (a)	840,000	10,342,500
Nokia AB sponsored ADR	1,760,100	38,722,200
Plantronics, Inc. (a)	150,000	3,967,500
Polycom, Inc. (a)	861,200	18,731,100
QUALCOMM, Inc. (a)	675,000	36,998,438
Redback Networks, Inc. (a)	1,008,670	31,126,926
Research in Motion Ltd. (a)	100,000	3,840,896
Scientific-Atlanta, Inc.	262,600	12,315,940
Sonus Networks, Inc.	600,000	16,762,500
UTStarcom, Inc.	50,000	987,500
TOTAL COMMUNICATIONS EQUIPMENT		836,510,141
COMPUTERS & PERIPHERALS - 15.0%
Apple Computer, Inc. (a)	134,100	2,447,325
Compaq Computer Corp.	850,000	17,170,000
Dell Computer Corp. (a)	4,302,900	94,125,938
EMC Corp.	2,987,800	118,794,928
Gateway, Inc. (a)	450,000	7,740,000
Hewlett-Packard Co.	300,000	8,655,000
International Business Machines Corp.	512,500	51,198,750
Lexmark International, Inc. Class A (a)	559,100	29,073,200
Maxtor Corp. (a)	1,200,000	8,400,000
Network Appliance, Inc. (a)	511,200	15,208,200
Quantum Corp. - DLT & Storage Systems Group (a)	275,000	3,456,750
StorageNetworks, Inc.	165,300	2,438,175

	Shares	Value (Note 1)
Sun Microsystems, Inc. (a)	6,306,900	$ 125,349,638
Western Digital Corp. (a)	625,000	2,575,000
TOTAL COMPUTERS & PERIPHERALS		486,632,904
CONTAINERS & PACKAGING - 0.0%
Peak International Ltd. (a)	174,000	1,207,125
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
TeraBeam Networks (d)	23,600	88,500
ELECTRICAL EQUIPMENT - 0.2%
Power-One, Inc. (a)	125,000	2,218,750
Vishay Intertechnology, Inc. (a)	300,000	5,382,000
TOTAL ELECTRICAL EQUIPMENT		7,600,750
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
Arrow Electronics, Inc. (a)	250,000	6,850,000
Avnet, Inc.	225,000	5,512,500
AVX Corp.	50,000	890,500
Celestica, Inc. (sub. vtg.) (a)	130,000	6,220,298
Ingram Micro, Inc. Class A (a)	125,000	1,725,000
Jabil Circuit, Inc. (a)	195,000	4,383,600
Merix Corp. (a)	169,900	2,123,750
Mindready Solutions, Inc. (sub. vtg.) (a)	75,000	732,374
Sanmina Corp. (a)	1,783,300	53,164,631
Sawtek, Inc. (a)	75,000	1,237,500
SCI Systems, Inc. (a)	750,000	15,352,500
Tech Data Corp. (a)	125,000	3,820,313
Tektronix, Inc.	190,000	4,691,100
Veeco Instruments, Inc. (a)	25,000	942,188
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		107,646,254
INTERNET & CATALOG RETAIL - 0.2%
Insight Enterprises, Inc. (a)	218,300	4,952,681
INTERNET SOFTWARE & SERVICES - 4.2%
CNET Networks, Inc. (a)	172,100	2,140,494
DoubleClick, Inc. (a)	1,574,000	21,150,625
Homestore.com, Inc. (a)	75,000	2,240,625
Internap Network Services Corp. (a)	18,500	69,375
Jupiter Media Metrix, Inc. (a)	146,000	720,875
Netegrity, Inc. (a)	152,500	6,767,188
Openwave Systems, Inc.	1,287,736	47,445,023
VeriSign, Inc. (a)	535,000	25,512,813
Vignette Corp. (a)	3,612,880	22,241,793
webMethods, Inc.	88,000	3,784,000
WebTrends Corp. (a)	350,000	5,293,750
TOTAL INTERNET SOFTWARE & SERVICES		137,366,561
IT CONSULTING & SERVICES - 2.4%
Affiliated Computer Services, Inc. Class A (a)	120,000	7,546,800
Common Stocks - continued
	Shares	Value (Note 1)
IT CONSULTING & SERVICES - CONTINUED
Ceridian Corp. (a)	150,000	$ 3,034,500
Check Point Software Technologies Ltd. (a)	527,500	33,825,938
Computer Sciences Corp. (a)	275,000	16,420,250
SunGard Data Systems, Inc. (a)	245,300	13,663,210
Technology Solutions, Inc.	1,275,000	4,064,063
TOTAL IT CONSULTING & SERVICES		78,554,761
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Pinnacle Systems, Inc. (a)	564,800	6,142,200
MEDIA - 0.9%
Gemstar-TV Guide International, Inc. (a)	673,600	30,480,400
OFFICE ELECTRONICS - 0.4%
Symbol Technologies, Inc.	250,000	11,587,500
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 13.2%
Altera Corp. (a)	496,700	11,486,188
Analog Devices, Inc. (a)	250,000	9,325,000
Applied Micro Circuits Corp. (a)	420,000	11,235,000
ASM Lithography Holding NV (a)	80,000	1,695,000
Broadcom Corp. Class A (a)	55,000	2,708,750
C Mac Industries, Inc. (a)	225,000	5,895,612
ChipPac, Inc.	1,393,900	5,575,600
Conexant Systems, Inc. (a)	200,000	2,450,000
Cree, Inc. (a)	1,658,060	34,819,260
Fairchild Semiconductor International, Inc. Class A (a)	300,000	4,407,000
Flextronics International Ltd. (a)	2,530,200	67,050,300
Integrated Circuit Systems, Inc.	100,000	1,612,500
Integrated Device Technology, Inc. (a)	195,000	5,642,813
Intel Corp.	1,500,000	42,843,750
Intersil Holding Corp. Class A	807,800	14,944,300
KLA-Tencor Corp. (a)	368,300	13,166,725
LAM Research Corp. (a)	397,000	8,535,500
Lattice Semiconductor Corp. (a)	125,000	2,312,500
Linear Technology Corp.	75,000	2,971,875
LSI Logic Corp. (a)	965,100	15,547,761
LTX Corp. (a)	167,400	2,333,138
Marvell Technology Group Ltd.	590,600	11,738,175
Micron Technology, Inc. (a)	497,100	17,010,762
National Semiconductor Corp. (a)	117,200	2,393,224
PMC-Sierra, Inc. (a)	255,000	8,542,500
QLogic Corp. (a)	95,500	3,569,313
Quantum Corp. - Hard Disk Drive Group (a)	1,428,200	14,996,100
RF Micro Devices, Inc. (a)	350,000	3,893,750
Silicon Laboratories, Inc.	305,000	4,956,250
Teradyne, Inc. (a)	270,000	8,432,100
Texas Instruments, Inc.	2,003,500	59,203,425
Varian Semiconductor Equipment Associates, Inc. (a)	115,000	3,241,563

	Shares	Value (Note 1)
Virage Logic Corp.	105,000	$ 1,588,125
Xilinx, Inc. (a)	570,600	22,182,075
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		428,305,934
SOFTWARE - 20.8%
Adobe Systems, Inc.	1,102,700	32,047,219
Amdocs Ltd. (a)	305,000	19,828,050
BEA Systems, Inc. (a)	514,300	19,736,263
Cadence Design Systems, Inc. (a)	675,000	17,111,250
Computer Associates International, Inc.	2,020,000	63,003,800
i2 Technologies, Inc. (a)	762,000	20,478,750
J.D. Edwards & Co. (a)	2,102,400	21,812,400
Macromedia, Inc. (a)	490,000	14,363,125
Micromuse, Inc. (a)	405,000	16,630,313
Microsoft Corp. (a)	4,229,580	249,545,211
National Instrument Corp. (a)	6,200	301,475
NetIQ Corp. (a)	55,000	1,732,500
Networks Associates, Inc. (a)	425,000	2,749,219
Nuance Communications, Inc.	310,000	7,130,000
Numerical Technologies, Inc.	753,000	11,624,438
NVIDIA Corp. (a)	1,200,200	53,633,938
Oracle Corp. (a)	807,300	15,338,700
PeopleSoft, Inc. (a)	523,700	16,889,325
RadiSys Corp. (a)	157,500	3,465,000
Rational Software Corp. (a)	100,000	3,493,750
Siebel Systems, Inc. (a)	265,700	10,163,025
SpeechWorks International, Inc.	150,000	2,465,625
Sybase, Inc. (a)	805,000	15,798,125
Synopsys, Inc. (a)	362,300	19,677,419
VERITAS Software Corp. (a)	542,425	35,223,723
TOTAL SOFTWARE		674,242,643
SPECIALTY RETAIL - 0.1%
CDW Computer Centers, Inc. (a)	125,000	4,156,250
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Aether Systems, Inc. (a)	694,500	17,883,375
American Tower Corp. Class A (a)	88,600	2,564,084
Crown Castle International Corp. (a)	175,000	4,396,875
TOTAL WIRELESS TELECOMMUNICATION SERVICES		24,844,334
TOTAL COMMON STOCKS (Cost $4,158,990,057)		2,910,912,088
Preferred Stocks - 0.7%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.5%
COMMUNICATIONS EQUIPMENT - 0.2%
Chorum Technologies Series E (d)	33,100	$ 570,644
Tellium, Inc. Series E (d)	215,000	6,450,000
TOTAL COMMUNICATIONS EQUIPMENT		7,020,644
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Aerie Networks, Inc. (d)	404,000	3,535,000
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
ITF Optical Technologies, Inc. Series B (d)	31,142	3,269,910
SPECIALTY RETAIL - 0.1%
Monterey Design Systems Series E (d)	627,333	3,293,498
TOTAL CONVERTIBLE PREFERRED STOCKS		17,119,052
Nonconvertible Preferred Stocks - 0.2%
INTERNET SOFTWARE & SERVICES - 0.2%
Procket Networks, Inc. Series C (d)	504,045	4,977,948
TOTAL PREFERRED STOCKS (Cost $22,097,000)		22,097,000
Convertible Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount
SOFTWARE - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c) (Cost $1,750,000)	-	$ 1,750,000	1,995,000
Cash Equivalents - 10.5%
	Shares
Fidelity Cash Central Fund, 5.61% (b)	323,116,274	323,116,274
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	18,615,800	18,615,800
TOTAL CASH EQUIVALENTS (Cost $341,732,074)		341,732,074
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $4,524,569,131)		3,276,736,162
NET OTHER ASSETS - (1.0)%		(31,198,853)
NET ASSETS - 100%		$ 3,245,537,309
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,995,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aerie Networks, Inc.	12/21/00	$ 3,535,000
Chorum Technologies Series E	9/19/00	$ 570,644
ITF Optical Technologies, Inc. Series B	10/11/00	$ 3,269,910
Monterey Design Systems Series E	11/1/00	$ 3,293,498
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 4,977,948
Tellium, Inc. Series E	9/20/00	$ 6,450,000
TeraBeam Networks	4/7/00	$ 88,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,310,176,806 and $6,718,472,341, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $297,159 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,185,500 or 0.7% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $6,108,000. The weighted average interest rate was 6.89%.

Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Peak International Ltd.	$ -	$ 369,719	$ -	$ -
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $4,583,241,033. Net unrealized depreciation aggregated $1,306,504,871, of which $213,772,735 related to appreciated investment securities and $1,520,277,606 related to depreciated investment securities.

The fund hereby designates approximately $527,663,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending February 28, 2002 approximately $942,925,000 of losses recognized during the period November 1, 2000 to February 28, 2001.
The fund designates 13% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Technology Portfolio
Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $15,868,295) (cost $4,524,569,131) - See accompanying schedule		$ 3,276,736,162
Cash		203,842
Receivable for investments sold		71,650,204
Receivable for fund shares sold		5,463,385
Dividends receivable		86,001
Interest receivable		1,348,239
Redemption fees receivable		9,827
Other receivables		106,668
Total assets		3,355,604,328
Liabilities
Payable for investments purchased	$ 72,242,108
Payable for fund shares redeemed	15,568,365
Accrued management fee	1,918,646
Other payables and accrued expenses	1,722,100
Collateral on securities loaned, at value	18,615,800
Total liabilities		110,067,019
Net Assets		$ 3,245,537,309
Net Assets consist of:
Paid in capital		$ 5,390,225,384
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(896,855,106)
Net unrealized appreciation (depreciation) on investments		(1,247,832,969)
Net Assets, for 47,036,992 shares outstanding		$ 3,245,537,309
Net Asset Value and redemption price per share ($3,245,537,309 ÷ 47,036,992 shares)		$69.00
Maximum offering price per share (100/97.00 of $69.00)		$71.13

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 3,489,364
Interest		25,557,494
Security lending		1,803,788
Total income		30,850,646
Expenses
Management fee	$ 36,796,600
Transfer agent fees	21,673,138
Accounting and security lending fees	1,429,932
Non-interested trustees' compensation	20,519
Custodian fees and expenses	220,265
Registration fees	715,553
Audit	105,743
Legal	21,768
Interest	1,169
Miscellaneous	16,322
Total expenses before reductions	61,001,009
Expense reductions	(573,970)	60,427,039
Net investment income (loss)		(29,576,393)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $149,726 on sales of invest- ments in affiliated issuers)	(335,884,040)
Foreign currency transactions	(204,768)	(336,088,808)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(4,667,967,736)
Assets and liabilities in foreign currencies	10,528	(4,667,957,208)
Net gain (loss)		(5,004,046,016)
Net increase (decrease) in net assets resulting from operations		$ (5,033,622,409)
Other Information Sales charges paid to FDC		$ 27,128,471
Deferred sales charges withheld by FDC		$ 40,099
Exchange fees withheld by FSC		$ 166,741
Expense reductions
Directed brokerage arrangements		$ 499,486
Custodian credits		7,006
Transfer agent credits		67,478
		$ 573,970

See accompanying notes which are an integral part of the financial statements.

Annual Report

Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (29,576,393)	$ (10,064,518)
Net realized gain (loss)	(336,088,808)	770,063,599
Change in net unrealized appreciation (depreciation)	(4,667,957,208)	3,216,728,716
Net increase (decrease) in net assets resulting from operations	(5,033,622,409)	3,976,727,797
Distributions to shareholders
From net realized gain	(376,711,985)	(459,113,578)
In excess of net realized gain	(531,189,906)	-
Total distributions	(907,901,891)	(459,113,578)
Share transactions Net proceeds from sales of shares	3,754,047,707	4,214,973,000
Reinvestment of distributions	879,678,826	444,041,082
Cost of shares redeemed	(3,373,002,493)	(1,626,839,777)
Net increase (decrease) in net assets resulting from share transactions	1,260,724,040	3,032,174,305
Redemption fees	6,386,725	3,014,809
Total increase (decrease) in net assets	(4,674,413,535)	6,552,803,333
Net Assets
Beginning of period	7,919,950,844	1,367,147,511
End of period	$ 3,245,537,309	$ 7,919,950,844
Other Information Shares
Sold	24,473,114	33,612,582
Issued in reinvestment of distributions	6,696,754	4,064,032
Redeemed	(24,556,370)	(13,784,852)
Net increase (decrease)	6,613,498	23,891,762

Financial Highlights

Years ended February 28,	2001	2000 F	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 195.92	$ 82.70	$ 53.13	$ 57.70	$ 54.67
Income from Investment Operations
Net investment income (loss) C	(.65)	(.40) D	(.34)	(.25)	(.39)
Net realized and unrealized gain (loss)	(105.68)	133.30	29.79	11.29	6.95
Total from investment operations	(106.33)	132.90	29.45	11.04	6.56
Less Distributions
From net realized gain	(8.60)	(19.80)	-	(12.39)	(3.68)
In excess of net realized gain	(12.13)	-	-	(3.30)	-
Total distributions	(20.73)	(19.80)	-	(15.69)	(3.68)
Redemption fees added to paid in capital	.14	.12	.12	.08	.15
Net asset value, end of period	$ 69.00	$ 195.92	$ 82.70	$ 53.13	$ 57.70
Total Return A, B	(59.05)%	184.11%	55.66%	24.92%	12.64%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,245,537	$ 7,919,951	$ 1,367,148	$ 691,924	$ 478,444
Ratio of expenses to average net assets	.95%	1.05%	1.24%	1.38%	1.49%
Ratio of expenses to average net assets after expense reductions	.94% E	1.04% E	1.20% E	1.30% E	1.44% E
Ratio of net investment income (loss) to average net assets	(.46)%	(.34)%	(.54)%	(.45)%	(.72)%
Portfolio turnover rate	114%	210%	339%	556%	549%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income (loss) per share has been calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.07 per share. EFMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. FFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Natural Gas Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Life of fund
Select Natural Gas	55.49%	122.38%	158.06%
Select Natural Gas (load adj.)	50.82%	115.71%	150.32%
S&P 500	-8.20%	109.18%	226.48%
GS Utilities	-20.34%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 21, 1993. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Life of fund
Select Natural Gas	55.49%	17.33%	12.81%
Select Natural Gas (load adj.)	50.82%	16.62%	12.38%
S&P 500	-8.20%	15.91%	16.24%
GS Utilities	-20.34%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Select Natural Gas Portfolio on April 21, 1993, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $25,032 - a 150.32% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $32,648 - a 226.48% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
Enron Corp.	6.2
Dominion Resources, Inc.	4.9
El Paso Corp.	4.6
Transocean Sedco Forex, Inc.	4.5
Williams Companies, Inc.	4.3
Kinder Morgan, Inc.	3.9
BP Amoco PLC sponsored ADR	3.2
Anadarko Petroleum Corp.	3.0
Duke Energy Corp.	3.0
Nabors Industries, Inc.	2.9
40.5
Top Industries as of February 28, 2001
% of fund's net assets
Oil & Gas	30.5%
Energy Equipment & Services	20.2%
Gas Utilities	15.7%
Multi-Utilities	14.5%
Electric Utilities	10.2%
All Others*	8.9%
* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Natural Gas Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Christian Zann,
Portfolio Manager
of Fidelity Select
Natural Gas Portfolio

Q. How did the fund perform, Christian?

A. It performed extremely well. For the 12 months that ended February 28, 2001, the fund returned 55.49%, widely outperforming the -20.34% return of the Goldman Sachs Utilities Index - an index of 120 stocks designed to measure the performance of companies in the utilities sector. The fund also performed well against the Standard & Poor's 500 Index, which fell 8.20% during the same period.

Q. Why did the fund outperform these benchmarks by such wide margins?

A. The secular story for natural gas was particularly strong. Robust demand and limited supplies of natural gas, crude oil and electrical power pushed the prices of these commodities higher throughout the period, with correspondingly favorable movements in the share prices of companies positioned to take advantage of increasing prices. By comparison, the Goldman Sachs index is more heavily weighted toward gas and electric utilities, which typically do not benefit from increases in commodity prices. The S&P 500 is more broadly diversified, and its lackluster performance was characterized by extreme corrections, particularly in the technology businesses, and an overall slowing of U.S. economic activity. In addition, the supply/demand fundamentals for natural gas looked good even before we entered the winter heating season, and the extreme cold weather of the past winter drove natural gas prices even higher.

Q. Did you make any changes to the fund's positioning during the period?

A. Although I believe the story for natural gas remains strong, I became somewhat more defensive as the period progressed, mainly as a strategy for protecting the gains the fund had earned during the past 18 months. Historically, commodity prices are extremely volatile, so what I've begun to do is to shift the emphasis more toward gas pipeline and gas utility stocks, while shortening exposure a bit to the more price-sensitive exploration and production (E&P) companies, where I had been overweighted.

Q. What stocks did the most to help performance?

A. In the E&P group, which generally benefited from rising commodity prices, several names stood out, among them Burlington Resources and Anadarko Petroleum, as well as Vastar Resources, which was acquired during the period by BP Amoco. Coastal, a gas pipeline company that was bought by El Paso Corp., also gave a nice boost to performance. Kinder Morgan, a gas pipeline company, grew earnings through successful acquisitions, and Calpine, an independent power producer (IPP), saw robust earnings growth from existing operations as well as new plants coming on line. Dynegy, which both trades gas and power and builds gas-fired power plants, benefited from commodity price volatility as well as increasing electric power prices.

Q. Were there any particular disappointments?

A. Only a few. Independent Energy, an IPP operating in the U.K.'s deregulating power market, had billing difficulties and couldn't keep up with its rapidly growing customer base. Its share price suffered as a result, and I sold the stock. I also sold Maverick and Grant Pride, two service providers that underperformed when they weren't able to sustain the same kind of pricing increases as others in that segment. Nuevo Energy, a California oil producer, disappointed investors when it reduced production estimates. Ironically, its margins also suffered from having to pay higher power prices in its oil recovery work.

Q. What's your near-term outlook, Christian?

A. I continue to have a long-term optimistic view of the sector. The fundamentals still look strong, and I believe the fund is properly positioned for the near term. However, I am aware that much of the upside on commodity pricing may already have been achieved and may already be reflected in many companies' share prices. Therefore, I'll be keeping a close watch on what's happening in the market as we progress further into 2001. In particular, I'll be looking for signs of additional supplies coming from the increased number of natural gas rigs, as well as the possibility of softening demand due to slower industrial consumption. Still, my near-term view is that the natural gas sector should continue to deliver earnings when other sectors of the overall market cannot.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: April 21, 1993

Fund number: 513

Trading symbol: FSNGX

Size: as of February 28, 2001, more than $421 million

Manager: Christian Zann, since 1999; analyst, oil and natural gas companies, since 1999; analyst, retail and consumer products companies, 1996-1999; joined Fidelity in 1996

3

Annual Report

Natural Gas Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (Note 1)
ELECTRIC UTILITIES - 10.2%
Ameren Corp.	31,600	$ 1,332,572
CMS Energy Corp.	55,403	1,637,159
Dominion Resources, Inc.	316,000	20,716,960
Duke Energy Corp.	308,400	12,567,300
Energy East Corp.	60,600	1,139,280
Entergy Corp.	60,600	2,353,098
Southern Co.	33,900	1,049,205
Wisconsin Energy Corp.	105,100	2,324,812
TOTAL ELECTRIC UTILITIES		43,120,386
ENERGY EQUIPMENT & SERVICES - 20.2%
CNOOC Ltd. sponsored ADR (a)	65,700	1,120,185
Coflexip SA sponsored ADR	16,700	1,200,313
Diamond Offshore Drilling, Inc.	11,400	477,660
Dril-Quip, Inc. (a)	38,800	1,084,460
ENSCO International, Inc.	168,200	6,410,102
Global Industries Ltd. (a)	173,300	2,361,213
Global Marine, Inc. (a)	143,700	4,125,627
Grey Wolf, Inc. (a)	160,900	886,559
Helmerich & Payne, Inc.	29,700	1,541,133
Horizon Offshore, Inc. (a)	70,000	1,470,000
Marine Drilling Companies, Inc. (a)	166,800	4,862,220
Nabors Industries, Inc. (a)	218,277	12,376,306
Noble Drilling Corp.	134,300	6,251,665
Patterson Energy, Inc. (a)	33,000	1,163,250
Pride International, Inc. (a)	59,000	1,463,200
Rowan Companies, Inc. (a)	129,000	3,682,950
Santa Fe International Corp.	326,100	12,212,445
Transocean Sedco Forex, Inc.	393,900	18,958,407
Unit Corp. (a)	77,400	1,412,550
UTI Energy Corp. (a)	32,600	1,171,644
Weatherford International, Inc.	11,600	603,548
TOTAL ENERGY EQUIPMENT & SERVICES		84,835,437
GAS UTILITIES - 15.7%
El Paso Corp.	275,888	19,394,926
Enbridge, Inc.	96,000	2,531,085
Energen Corp.	35,000	978,950
KeySpan Corp.	24,700	962,065
Kinder Morgan, Inc.	297,000	16,453,800
National Fuel Gas Co.	56,100	2,905,980
New Jersey Resources Corp.	15,500	593,030
NICOR, Inc.	103,200	3,818,400
NiSource, Inc.	263,372	7,540,340
Northwest Natural Gas Co.	22,900	559,905
ONEOK, Inc.	10,900	479,055
Peoples Energy Corp.	34,600	1,354,590
Piedmont Natural Gas Co., Inc.	39,939	1,280,844
Southern Union Co.	71,100	1,546,425

	Shares	Value (Note 1)
TransCanada Pipelines Ltd.	426,000	$ 5,194,310
Westcoast Energy, Inc.	27,800	651,520
TOTAL GAS UTILITIES		66,245,225
METALS & MINING - 0.1%
Massey Energy Corp.	9,100	178,724
MULTI-UTILITIES - 14.5%
Avista Corp.	25,300	398,475
Dynegy, Inc. Class A	218,582	10,273,354
Enron Corp.	382,100	26,173,847
MDU Resources Group, Inc.	32,400	916,920
Questar Corp.	44,000	1,205,600
SCANA Corp.	146,700	3,991,707
Williams Companies, Inc.	438,360	18,279,612
TOTAL MULTI-UTILITIES		61,239,515
OIL & GAS - 30.5%
Alberta Energy Co. Ltd.	205,767	9,175,861
Anadarko Petroleum Corp.	205,470	12,841,875
Anderson Exploration Ltd. (a)	178,421	3,786,553
Apache Corp.	119,725	7,027,858
Baytex Energy Ltd. (a)	11,800	94,102
Bonavista Petroleum Ltd. (a)	24,400	500,358
BP Amoco PLC sponsored ADR	269,638	13,374,045
Burlington Resources, Inc.	222,072	9,979,916
Cabot Oil & Gas Corp. Class A	27,000	731,700
Canadian Hunter Exploration Ltd. (a)	11,400	278,302
Canadian Hunter Exploration Ltd. (c)	15,100	368,628
Canadian Natural Resources Ltd.	53,800	1,516,529
Comstock Resources, Inc. (a)	1,300	13,000
Cross Timbers Oil Co.	36,600	902,922
Devon Energy Corp.	167,015	9,519,855
Encal Energy Ltd. (a)	36,800	281,492
EOG Resources, Inc.	55,400	2,415,440
Equitable Resources, Inc.	47,500	2,726,500
Evergreen Resources, Inc. (a)	19,000	599,450
Exxon Mobil Corp.	26,000	2,107,300
Forest Oil Corp.	720	23,256
Gulf Canada Resources Ltd. (a)	81,674	457,260
HS Resources, Inc. (a)	22,300	861,895
Kerr-McGee Corp.	18,100	1,169,984
Louis Dreyfus Natural Gas Corp. (a)	37,900	1,370,464
Mitchell Energy & Development Corp. Class A	22,500	1,198,125
Murphy Oil Corp.	20,800	1,309,776
Newfield Exploration Co. (a)	39,900	1,397,298
Nexen, Inc.	124,300	2,994,011
Noble Affiliates, Inc.	28,800	1,277,280
Nuevo Energy Co. (a)	700	11,830
PanCanadian Petroleum Ltd.	100,400	2,875,854
Paramount Resources Ltd. (a)	88,000	887,963
Penn West Petroleum Ltd. (a)	84,000	2,187,358
Common Stocks - continued
	Shares	Value (Note 1)
OIL & GAS - CONTINUED
Pioneer Natural Resources Co. (a)	68,100	$ 1,147,485
Pogo Producing Co.	22,700	598,599
Purcell Energy Ltd. (a)	172,500	449,190
Rio Alto Exploration Ltd. (a)	148,100	2,410,325
Royal Dutch Petroleum Co. (NY Shares)	75,900	4,427,247
Spinnaker Exploration Co. (a)	180,200	6,847,600
Suncor Energy, Inc.	88,500	2,271,122
Swift Energy Co. (a)	34,300	1,104,460
Talisman Energy, Inc. (a)	130,400	4,703,772
Triton Energy Ltd.	203,400	4,322,250
Unocal Corp.	71,200	2,510,512
Western Gas Resources, Inc.	30,101	764,565
Westport Resources Corp. (a)	30,200	629,670
TOTAL OIL & GAS		128,450,837
TOTAL COMMON STOCKS (Cost $333,638,691)		384,070,124
Convertible Preferred Stocks - 0.0%

GAS UTILITIES - 0.0%
NiSource, Inc. $2.60 SAILS (Cost $30,770)	15,387	38,468
Cash Equivalents - 9.2%

Fidelity Cash Central Fund, 5.61% (b)	38,246,109	38,246,109
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	620,100	620,100
TOTAL CASH EQUIVALENTS (Cost $38,866,209)		38,866,209
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $372,535,670)		422,974,801
NET OTHER ASSETS - (0.4)%		(1,807,451)
NET ASSETS - 100%		$ 421,167,350
Security Type Abbreviations
SAILS	-	Stock Appreciation Income Linked Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $368,628 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $500,342,336 and $216,594,861, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $30,952 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.7%
Canada	10.4
United Kingdom	3.2
Netherlands	1.1
Others (individually less than 1%)	0.6
100.0%
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $373,763,258. Net unrealized appreciation aggregated $49,211,543, of which $59,767,173 related to appreciated investment securities and $10,555,630 related to depreciated investment securities.

The fund hereby designates approximately $4,894,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Natural Gas Portfolio
Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $594,342) (cost $372,535,670) - See accompanying schedule		$ 422,974,801
Receivable for investments sold		3,984,107
Receivable for fund shares sold		16,904,244
Dividends receivable		654,296
Interest receivable		124,967
Redemption fees receivable		1,802
Other receivables		10,535
Total assets		444,654,752
Liabilities
Payable to custodian bank	$ 610,511
Payable for investments purchased	19,254,037
Payable for fund shares redeemed	2,631,268
Accrued management fee	188,236
Other payables and accrued expenses	183,250
Collateral on securities loaned, at value	620,100
Total liabilities		23,487,402
Net Assets		$ 421,167,350
Net Assets consist of:
Paid in capital		$ 367,568,311
Undistributed net investment income		499,936
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,664,763
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,434,340
Net Assets, for 18,103,362 shares outstanding		$ 421,167,350
Net Asset Value and redemption price per share ($421,167,350 ÷ 18,103,362 shares)		$23.26
Maximum offering price per share (100/97.00 of $23.26)		$23.98

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 2,576,176
Interest		1,263,347
Security lending		38,945
Total income		3,878,468
Expenses
Management fee	$ 1,434,409
Transfer agent fees	1,046,948
Accounting and security lending fees	165,516
Non-interested trustees' compensation	793
Custodian fees and expenses	23,535
Registration fees	141,823
Audit	17,747
Legal	379
Miscellaneous	414
Total expenses before reductions	2,831,564
Expense reductions	(109,644)	2,721,920
Net investment income		1,156,548
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,459,486
Foreign currency transactions	(25,321)	6,434,165
Change in net unrealized appreciation (depreciation) on:
Investment securities	42,134,075
Assets and liabilities in foreign currencies	(4,772)	42,129,303
Net gain (loss)		48,563,468
Net increase (decrease) in net assets resulting from operations		$ 49,720,016
Other Information Sales charges paid to FDC		$ 2,621,702
Deferred sales charges withheld by FDC		$ 722
Exchange fees withheld by FSC		$ 20,423
Expense reductions
Directed brokerage arrangements		$ 102,125
Custodian credits		4,066
Transfer agent credits		3,453
		$ 109,644

See accompanying notes which are an integral part of the financial statements.

Annual Report

Natural Gas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 1,156,548	$ 19,749
Net realized gain (loss)	6,434,165	5,626,952
Change in net unrealized appreciation (depreciation)	42,129,303	10,320,785
Net increase (decrease) in net assets resulting from operations	49,720,016	15,967,486
Distributions to shareholders From net investment income	(631,289)	(330,540)
From net realized gain	(3,935,269)	-
Total distributions	(4,566,558)	(330,540)
Share transactions Net proceeds from sales of shares	718,369,680	78,842,639
Reinvestment of distributions	4,400,154	314,409
Cost of shares redeemed	(401,501,395)	(77,779,879)
Net increase (decrease) in net assets resulting from share transactions	321,268,439	1,377,169
Redemption fees	769,073	133,839
Total increase (decrease) in net assets	367,190,970	17,147,954
Net Assets
Beginning of period	53,976,380	36,828,426
End of period (including undistributed net investment income of $499,936 and $9,147, respectively)	$ 421,167,350	$ 53,976,380
Other Information Shares
Sold	32,982,667	5,386,067
Issued in reinvestment of distributions	209,344	26,049
Redeemed	(18,636,465)	(5,342,363)
Net increase (decrease)	14,555,546	69,753

Financial Highlights

Years ended February 28,	2001	2000 F	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 10.59	$ 13.22	$ 12.50	$ 11.36
Income from Investment Operations
Net investment income (loss) C	.10	.00	.12 D	(.05)	(.06)
Net realized and unrealized gain (loss)	8.22	4.68	(2.68)	1.06	1.30
Total from investment operations	8.32	4.68	(2.56)	1.01	1.24
Less Distributions
From net investment income	(.04)	(.09)	(.10)	-	(.01)
From net realized gain	(.30)	-	-	(.30)	(.29)
In excess of net realized gain	-	-	-	(.03)	-
Total distributions	(.34)	(.09)	(.10)	(.33)	(.30)
Redemption fees added to paid in capital	.07	.03	.03	.04	.20
Net asset value, end of period	$ 23.26	$ 15.21	$ 10.59	$ 13.22	$ 12.50
Total Return A, B	55.49%	44.70%	(19.17)%	8.74%	12.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 421,167	$ 53,976	$ 36,828	$ 59,866	$ 81,566
Ratio of expenses to average net assets	1.15%	1.42%	1.57%	1.82%	1.70%
Ratio of expenses to average net assets after expense reductions	1.10% E	1.39% E	1.52% E	1.78% E	1.66% E
Ratio of net investment income (loss) to average net assets	.47%	.03%	.93%	(.37)%	(.46)%
Portfolio turnover rate	94%	85%	107%	118%	283%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the one time sales charge. C Net investment income (loss) per share has been calculated based on average shares outstanding during the period. D Investment income per share reflects a special dividend which amounted to $.10 per share. EFMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. FFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Telecommunications Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Telecommunications	-49.80%	79.25%	340.10%
Select Telecommunications (load adj.)	-51.31%	73.87%	326.90%
S&P 500	-8.20%	109.18%	320.75%
GS Utilities	-20.34%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Telecommunications	-49.80%	12.38%	15.97%
Select Telecommunications (load adj.)	-51.31%	11.70%	15.62%
S&P 500	-8.20%	15.91%	15.45%
GS Utilities	-20.34%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Telecommunications Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $42,690 - a 326.90% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
BellSouth Corp.	11.9
AT&T Corp.	11.5
SBC Communications, Inc.	10.4
Verizon Communications	8.4
Nokia AB sponsored ADR	4.6
CIENA Corp.	3.9
Vodafone Group PLC sponsored ADR	3.4
Qwest Communications International, Inc.	2.5
China Mobile (Hong Kong) Ltd.	2.3
EchoStar Communications Corp. Class A	2.2
61.1
Top Industries as of February 28, 2001
% of fund's net assets
Diversified Telecommunication Services	54.0%
Communications Equipment	19.4%
Wireless Telecommunication Services	15.3%
Media	3.5%
Multi-Utilities	1.5%
All Others*	6.3%
* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Telecommunications Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Tim Cohen became Portfolio Manager of Fidelity Select Telecommunications Portfolio on September 28, 2000.

Q. How did the fund perform, Tim?

A. Not well. For the 12 months that ended February 28, 2001, the fund lost 49.80%. By comparison, the Goldman Sachs Utilities Index - an index of 120 stocks designed to measure the performance of companies in the utilities sector - fell 20.34%. The Standard & Poor's 500 Index, a measure of the broader market's activity, lost 8.20% during the same period.

Q. Why did the fund trail the two indexes by such wide margins?

A. The fund owns primarily high-growth telecommunications equipment and services companies, whereas the Goldman Sachs index reflects a more diversified investment universe that includes traditional utilities. Utilities are considered defensive investments - that is, they tend to perform relatively well when the economy is deteriorating because of their stable earnings growth and safety. With the economy rapidly decelerating in the second half of the period, investors dumped growth stocks of all kinds and ran for cover. Our investments in wireless equipment and service providers, competitive local exchange carriers (CLECs) and emerging long-distance companies, which had driven the fund's strong returns in the past, dragged down performance relative to its benchmarks. The broadly diversified S&P 500 reflected the decline in growth stocks but also benefited from positive returns in financial services, health care and other defensive sectors.

Q. How did you respond to the recent volatility?

A. I increased the fund's holdings of regional Bell operating companies (RBOCs). These stocks are considered more defensive. Moreover, the outlook for the RBOCs improved, as the CLECs that compete with them lost access to capital to fund their expansion plans. Conversely, I decreased exposure to CLECs, emerging long-distance companies and wireless providers.

Q. What stocks performed well for the fund?

A. As might be expected from what I've already said, three RBOCs were among the fund's most positive contributors - SBC Communications, BellSouth and US West. In addition to being valued for their relative safety in unfavorable economic conditions, the RBOCs improved their competitive position by rolling out DSL, which provides high-speed Internet access over existing phone lines. Furthermore, the RBOCs are entering the long-distance market and threatening to take market share away from traditional long-distance companies. Another factor helping US West was its acquisition by Qwest Communications. Metro One also helped performance. This company is a niche wireless provider that managed to maintain a stronger earnings outlook than most other companies in the industry.

Q. What stocks detracted from performance?

A. The list of detractors was full of wireless companies, including service providers Sprint PCS and Nextel and equipment companies Nokia, Motorola and Qualcomm. While the number of subscribers climbed sharply during the period, there also was increasing competition as well as ongoing concerns about the high fees paid for wireless licenses. Long-distance provider AT&T reflected the intense competition in that market, while Covad Communications exemplified the deterioration of the CLEC group. I trimmed some of these positions. Others, such as Sprint PCS, Motorola, Covad and Qualcomm, I liquidated entirely.

Q. What's your outlook, Tim?

A. The long-term growth rate for the telecommunications industry worldwide has averaged around 10% in recent years. While the current slowdown may be a temporary stumbling block, I expect that the sector will continue to offer fertile ground for solid growth opportunities. Over the near term, the industry must work through the oversupply of network capacity and other excesses created when funding for telecom projects was easier to obtain. This could result in further volatility for telecommunications stocks. On the positive side, the next few years are likely to bring reduced capital spending and greater industry consolidation. Both should result in a reduction of excess capacity and costs, as well as a boost in the stock prices of the takeover targets. I will do my best to position the fund to benefit from the most attractive growth stocks I can find in this dynamic environment.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: July 29, 1985

Fund number: 096

Trading symbol: FSTCX

Size: as of February 28, 2001, more than $791 million

Manager: Tim Cohen, since September 2000; manager, Fidelity Utilities Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund, since September 2000; Fidelity Select Insurance Portfolio, 1999-2000; joined Fidelity in 1996

3

Annual Report

Telecommunications Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 19.4%
ADC Telecommunications, Inc. (a)	119,300	$ 1,327,213
Alcatel SA sponsored ADR	144,500	5,595,040
Centillium Communications, Inc.	160,330	4,629,529
CIENA Corp. (a)	454,300	30,523,281
Cisco Systems, Inc. (a)	278,700	6,601,706
Comverse Technology, Inc. (a)	145,700	10,918,394
Corning, Inc.	250,400	6,785,840
Corvis Corp.	3,000	31,313
Juniper Networks, Inc. (a)	171,200	11,053,100
Nokia AB sponsored ADR	1,672,100	36,786,200
Nortel Networks Corp.	511,200	9,452,088
Polycom, Inc. (a)	192,500	4,186,875
SBA Communications Corp. Class A (a)	444,200	14,658,600
Telefonaktiebolaget LM Ericsson AB sponsored ADR	1,237,600	10,248,875
Tycom Ltd.	27,800	549,050
TOTAL COMMUNICATIONS EQUIPMENT		153,347,104
DIVERSIFIED TELECOMMUNICATION SERVICES - 54.0%
Allegiance Telecom, Inc. (a)	213,300	4,319,325
ALLTEL Corp.	230,600	12,383,220
Asia Global Crossing Ltd. Class A	191,900	1,307,319
AT&T Corp.	3,971,092	91,335,116
BellSouth Corp.	2,236,700	93,851,930
Citizens Communications Co. (a)	897,000	13,867,620
Global Crossing Ltd. (a)	327,145	5,309,563
Lexent, Inc.	175,000	1,225,000
Metromedia Fiber Network, Inc. Class A (a)	139,300	1,323,350
Qwest Communications International, Inc. (a)	529,544	19,577,242
SBC Communications, Inc.	1,725,400	82,301,580
Sprint Corp. - FON Group	458,900	10,261,004
TeraBeam Networks (d)	5,600	21,000
Time Warner Telecom, Inc. Class A (a)	157,800	10,207,688
Verizon Communications	1,350,500	66,849,750
WinStar Communications, Inc. (a)	328,600	4,148,575
WorldCom, Inc. (a)	523,100	8,696,538
WorldQuest Networks, Inc.	7,400	18,038
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		427,003,858
ELECTRICAL EQUIPMENT - 0.2%
Power-One, Inc. (a)	112,800	2,002,200
MEDIA - 3.5%
AlphaNet Telecom, Inc. (a)(c)	1,196,200	8

	Shares	Value (Note 1)
EchoStar Communications Corp. Class A (a)	679,600	$ 17,754,550
General Motors Corp. Class H	452,900	10,267,243
TOTAL MEDIA		28,021,801
MULTI-UTILITIES - 1.5%
Enron Corp.	171,600	11,754,600
WIRELESS TELECOMMUNICATION SERVICES - 15.3%
American Tower Corp. Class A (a)	162,800	4,711,432
China Mobile (Hong Kong) Ltd. (a)	3,439,700	18,333,599
Crown Castle International Corp. (a)	706,329	17,746,516
Metro One Telecommunications, Inc. (a)	376,311	8,655,153
Nextel Communications, Inc. Class A (a)	411,800	9,908,938
NTT DoCoMo, Inc.	938	16,228,926
Telesp Celular Participacoes SA ADR	322,400	7,737,600
Vodafone Group PLC sponsored ADR	973,200	26,578,092
VoiceStream Wireless Corp. (a)	117,396	11,152,620
TOTAL WIRELESS TELECOMMUNICATION SERVICES		121,052,876
TOTAL COMMON STOCKS (Cost $893,506,104)		743,182,439
Cash Equivalents - 8.1%

Fidelity Cash Central Fund, 5.61% (b)	50,409,807	50,409,807
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	13,559,300	13,559,300
TOTAL CASH EQUIVALENTS (Cost $63,969,107)		63,969,107
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $957,475,211)		807,151,546
NET OTHER ASSETS - (2.0)%		(15,956,000)
NET ASSETS - 100%		$ 791,195,546
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
TeraBeam Networks	4/7/00	$ 21,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,102,041,021 and $4,282,557,178, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $105,522 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $53,273,250. The weighted average interest rate was 6.57%. Interest expense includes $38,881 paid under the interfund lending program.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.5%
Finland	4.6
United Kingdom	3.4
Hong Kong	2.3
Japan	2.0
Sweden	1.3
Canada	1.2
Brazil	1.0
Bermuda	1.0
Others (individually less than 1%)	0.7
100.0%

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AlphaNet Telecom, Inc.	$ -	$ -	$ -	$ 8
California Amplifier, Inc.	-	961,631	-	-
Metro One Telecom- munications, Inc.	2,397,237	8,858,245	-	-
TOTALS	$ 2,397,237	$ 9,819,876	$ -	$ 8
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $992,895,446. Net unrealized depreciation aggregated $185,743,900, of which $33,538,995 related to appreciated investment securities and $219,282,895 related to depreciated investment securities.

The fund hereby designates approximately $114,605,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending February 28, 2002 approximately $146,212,000 of losses recognized during the period November 1, 2000 to February 28, 2001.
The fund designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $12,548,738) (cost $957,475,211) - See accompanying schedule		$ 807,151,546
Receivable for investments sold		2,151,733
Receivable for fund shares sold		321,105
Dividends receivable		108,266
Interest receivable		248,837
Redemption fees receivable		201
Other receivables		18,289
Total assets		809,999,977
Liabilities
Payable for investments purchased	$ 2,297,387
Payable for fund shares redeemed	2,119,230
Accrued management fee	429,262
Other payables and accrued expenses	399,252
Collateral on securities loaned, at value	13,559,300
Total liabilities		18,804,431
Net Assets		$ 791,195,546
Net Assets consist of:
Paid in capital		$ 1,078,679,112
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(137,158,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(150,324,866)
Net Assets, for 17,241,298 shares outstanding		$ 791,195,546
Net Asset Value and redemption price per share ($791,195,546 ÷ 17,241,298 shares)		$45.89
Maximum offering price per share (100/97.00 of $45.89)		$47.31

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 5,810,128
Interest		4,694,141
Security lending		1,117,483
Total income		11,621,752
Expenses
Management fee	$ 7,798,495
Transfer agent fees	5,757,642
Accounting and security lending fees	684,730
Non-interested trustees' compensation	2,978
Custodian fees and expenses	103,585
Registration fees	99,694
Audit	48,421
Legal	4,643
Interest	38,881
Miscellaneous	3,842
Total expenses before reductions	14,542,911
Expense reductions	(632,914)	13,909,997
Net investment income (loss)		(2,288,245)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $2,219,659 on sales of investments in affiliated issuers)	(123,294,118)
Foreign currency transactions	67,763	(123,226,355)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(765,572,423)
Assets and liabilities in foreign currencies	(424)	(765,572,847)
Net gain (loss)		(888,799,202)
Net increase (decrease) in net assets resulting from operations		$ (891,087,447)
Other Information Sales charges paid to FDC		$ 3,344,524
Deferred sales charges withheld by FDC		$ 14,020
Exchange fees withheld by FSC		$ 54,435
Expense reductions
Directed brokerage arrangements		$ 617,170
Custodian credits		4,698
Transfer agent credits		11,046
		$ 632,914

See accompanying notes which are an integral part of the financial statements.

Annual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income (loss)	$ (2,288,245)	$ (1,807,753)
Net realized gain (loss)	(123,226,355)	341,350,270
Change in net unrealized appreciation (depreciation)	(765,572,847)	428,705,277
Net increase (decrease) in net assets resulting from operations	(891,087,447)	768,247,794
Distributions to shareholders from net realized gains	(172,055,431)	(158,958,797)
Share transactions Net proceeds from sales of shares	481,400,126	805,565,488
Reinvestment of distributions	165,916,501	152,949,500
Cost of shares redeemed	(681,931,484)	(504,407,282)
Net increase (decrease) in net assets resulting from share transactions	(34,614,857)	454,107,706
Redemption fees	735,840	645,425
Total increase (decrease) in net assets	(1,097,021,895)	1,064,042,128
Net Assets
Beginning of period	1,888,217,441	824,175,313
End of period	$ 791,195,546	$ 1,888,217,441
Other Information Shares
Sold	6,440,437	9,915,113
Issued in reinvestment of distributions	1,882,073	1,909,440
Redeemed	(9,800,452)	(6,431,551)
Net increase (decrease)	(1,477,942)	5,393,002

Financial Highlights

Years ended February 28,	2001	2000 F	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 100.87	$ 61.85	$ 53.37	$ 41.80	$ 44.87
Income from Investment Operations
Net investment income (loss) C	(.12)	(.12)	(.06)	(.25)	.12 D
Net realized and unrealized gain (loss)	(45.86)	49.58	11.43	18.20	2.92
Total from investment operations	(45.98)	49.46	11.37	17.95	3.04
Less Distributions
From net investment income	-	-	-	-	(.16)
From net realized gain	(9.04)	(10.48)	(2.96)	(6.44)	(5.98)
Total distributions	(9.04)	(10.48)	(2.96)	(6.44)	(6.14)
Redemption fees added to paid in capital	.04	.04	.07	.06	.03
Net asset value, end of period	$ 45.89	$ 100.87	$ 61.85	$ 53.37	$ 41.80
Total Return A, B	(49.80)%	84.89%	22.21%	46.52%	7.85%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 791,196	$ 1,888,217	$ 824,175	$ 643,449	$ 388,535
Ratio of expenses to average net assets	1.07%	1.12%	1.27%	1.51%	1.51%
Ratio of expenses to average net assets after expense reductions	1.02% E	1.09% E	1.25% E	1.48% E	1.47% E
Ratio of net investment income (loss) to average net assets	(.17)%	(.15)%	(.11)%	(.53)%	.27%
Portfolio turnover rate	322%	173%	150%	157%	175%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the one time sales charge. CNet investment income (loss) per share has been calculated based on average shares outstanding during the period. DInvestment income per share reflects a special dividend which amounted to $.07 per share. EFMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. FFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Utilities Growth Portfolio

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge. Effective September 28, 2000, the $7.50 long-term trading fee was eliminated.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Utilities Growth	-17.65%	127.23%	304.87%
Select Utilities Growth (load adj.)	-20.12%	120.42%	292.72%
S&P 500	-8.20%	109.18%	320.75%
GS Utilities	-20.34%	n/a**	n/a**

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Utilities Growth	-17.65%	17.84%	15.01%
Select Utilities Growth (load adj.)	-20.12%	17.12%	14.66%
S&P 500	-8.20%	15.91%	15.45%
GS Utilities	-20.34%	n/a**	n/a**

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

** Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Select Utilities Growth Portfolio on February 28, 1991, and the current 3.00% sales charge was paid. As the chart shows, by February 28, 2001, the value of the investment would have grown to $39,272 - a 292.72% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $42,075 - a 320.75% increase.

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
SBC Communications, Inc.	9.2
AT&T Corp.	9.2
BellSouth Corp.	7.9
Verizon Communications	7.7
AES Corp.	7.5
Qwest Communications International, Inc.	6.3
WorldCom, Inc.	4.8
Southern Co.	3.8
Sprint Corp. - PCS Group Series 1	3.1
VoiceStream Wireless Corp.	2.6
62.1
Top Industries as of February 28, 2001
% of fund's net assets
Diversified Telecommunication Services	53.6%
Electric Utilities	14.5%
Wireless Telecommunication Services	14.2%
Media	3.6%
Gas Utilities	3.0%
All Others *	11.1%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Utilities Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

John Roth, Portfolio Manager of Fidelity Select Utilities Growth Portfolio

Q. How did the fund perform, John?

A. Absolute performance was weak, although the fund finished ahead of its primary benchmark. For the 12 months ending February 28, 2001, the fund returned -17.65%, beating the -20.34% mark recorded by the Goldman Sachs Utilities Index, an index of 120 stocks designed to measure the performance of companies in the utilities sector. On the other hand, the fund trailed the -8.20% return of the Standard & Poor's 500 Index during the period.

Q. Why did the fund beat the Goldman Sachs index but trail the S&P 500 during the period?

A. Relative to the Goldman Sachs index, the fund was helped by its relatively heavier weightings of independent power producers (IPPs) and a category I call energy merchants - that is, companies for whom trading energy and power is an important business activity. Volatility in energy and power prices benefited energy merchants, while IPPs were well-positioned to sell power in markets where there were shortages, such as California. Compared with the S&P 500, the fund had a greater emphasis on telecommunications stocks, which hurt performance relative to that benchmark. Although the broader market was weak during the period, telecommunications was one of the weakest sectors. In general, it was not a favorable period for growth stocks, as a slowing economy forced most high-growth companies to revise their earnings estimates downward.

Q. What adjustments did you make during the period?

A. In the telecommunications sector, I pared back the fund's exposure to competitive local exchange carriers (CLECs) and emerging long-distance companies, while increasing holdings of regional Bell operating companies (RBOCs). When the economy was stronger and credit was easier to get, newer telecom players plowed an excessive amount of capital into building telecommunications networks. The result was an oversupply of long-distance networks, which drove profitability lower. Additionally, these companies overestimated consumers' demand for bandwidth, and many companies were left with excess network capacity and a considerable debt load. In contrast, RBOCs had been ignored by investors for most of the period, resulting in very reasonable valuations. In addition, RBOCs began to look more attractive because of business initiatives in DSL, a high-speed Internet service, and their entry into the market for long-distance telephone service.

Q. What stocks did well for the fund?

A. Dynegy was one holding that benefited from tightness in gas and power supplies. The company owns power generation facilities, but also had significant profits from its trading activities. Calpine, mentioned as an outperformer in previous shareholder reports, again helped performance due primarily to the company's ability to build generation plants in locations where there were power shortages. Two RBOCs, SBC Communications and BellSouth, strengthened for reasons I mentioned earlier and because they tend to be viewed as investments that do well in a slower economy.

Q. What holdings detracted from performance?

A. Two incumbent long-distance companies, AT&T and WorldCom, topped the list of underachievers. Prices for long-distance telephone service declined faster than expected due to intense competition, and rapidly increasing network capacity exacerbated the situation. Cellular companies Sprint PCS and Nextel Communications also swooned under the influence of greater competition, rich valuations and a deteriorating economy. Level 3 Communications and Qwest represented the struggling emerging long-distance contingent, while McLeodUSA and Metromedia exemplified investors' concerns about the ability of the CLEC segment to obtain further financing and the future profitability of these companies. The fund no longer holds Level 3 Communications.

Q. What's your outlook, John?

A. Tightness in the power market has prompted utilities and IPPs to build significantly more generating capacity that will be coming on line over the next several years. I will therefore be watching for signs of overcapacity in that market going forward. On the telecom side, we've had a significant correction in many groups in the sector, and valuations are getting very interesting. These stocks could soon be positioned for a recovery, especially if the Federal Reserve Board continues to aggressively lower interest rates in an effort to stimulate the economy. I also believe that the RBOCs will continue to do well over the near term, buoyed by their improved competitive position and the growth initiatives I mentioned earlier.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: December 10, 1981

Fund number: 065

Trading symbol: FSUTX

Size: as of February 28, 2001, more than $532 million

Manager: John Roth, since 1999; analyst, utilities industry, since 1999; joined Fidelity in 1999

3

Annual Report

Utilities Growth Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 2.2%
Comverse Technology, Inc. (a)	100,000	$ 7,493,750
Nokia AB sponsored ADR	52,900	1,163,800
SBA Communications Corp. Class A (a)	96,200	3,174,600
TOTAL COMMUNICATIONS EQUIPMENT		11,832,150
CONSTRUCTION & ENGINEERING - 0.2%
Dycom Industries, Inc. (a)	73,400	1,123,020
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.6%
ALLTEL Corp.	222,700	11,958,990
AT&T Corp.	2,127,939	48,942,597
BellSouth Corp.	1,001,000	42,001,960
CenturyTel, Inc.	172,900	4,982,978
Global Crossing Ltd. (a)	502,000	8,147,460
McLeodUSA, Inc. Class A (a)	293,500	3,852,188
Metromedia Fiber Network, Inc. Class A (a)	380,600	3,615,700
Qwest Communications International, Inc. (a)	906,406	33,509,830
SBC Communications, Inc.	1,029,261	49,095,747
Sprint Corp. - FON Group	279,100	6,240,676
Time Warner Telecom, Inc. Class A (a)	100,400	6,494,625
Verizon Communications	828,266	40,999,167
WorldCom, Inc. (a)	1,538,824	25,582,949
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		285,424,867
ELECTRIC UTILITIES - 14.5%
AES Corp. (a)	737,350	39,794,780
Ameren Corp.	155,900	6,574,303
American Electric Power Co., Inc.	183,100	8,704,574
Calpine Corp. (a)	48,400	2,153,316
Southern Co.	650,400	20,129,880
TOTAL ELECTRIC UTILITIES		77,356,853
ELECTRICAL EQUIPMENT - 0.6%
Active Power, Inc.	93,700	1,862,288
Capstone Turbine Corp.	40,500	997,313
TOTAL ELECTRICAL EQUIPMENT		2,859,601
GAS UTILITIES - 3.0%
Kinder Morgan, Inc.	160,100	8,869,540
NiSource, Inc.	253,700	7,263,431
TOTAL GAS UTILITIES		16,132,971
INDUSTRIAL CONGLOMERATES - 1.1%
General Electric Co.	120,100	5,584,650

	Shares	Value (Note 1)
MEDIA - 3.6%
Clear Channel Communications, Inc. (a)	51,100	$ 2,920,365
EchoStar Communications Corp. Class A (a)	128,000	3,344,000
General Motors Corp. Class H	576,900	13,078,323
TOTAL MEDIA		19,342,688
MULTI-UTILITIES - 2.3%
Dynegy, Inc. Class A	169,094	7,947,418
Enron Corp.	38,792	2,657,252
SCANA Corp.	52,200	1,420,362
TOTAL MULTI-UTILITIES		12,025,032
REAL ESTATE - 0.5%
Pinnacle Holdings, Inc. (a)	259,900	2,460,928
WIRELESS TELECOMMUNICATION SERVICES - 14.2%
AirGate PCS, Inc. (a)	118,800	5,242,050
AT&T Corp. - Wireless Group	337,000	7,080,370
China Mobile (Hong Kong) Ltd. (a)	794,200	4,233,086
Crown Castle International Corp. (a)	275,300	6,916,913
Dobson Communications Corp. Class A	165,600	3,073,950
Nextel Communications, Inc. Class A (a)	497,700	11,975,906
Sprint Corp. - PCS Group Series 1 (a)	662,900	16,691,822
Triton PCS Holdings, Inc. Class A (a)	113,800	3,961,663
Vodafone Group PLC sponsored ADR	93,100	2,542,561
VoiceStream Wireless Corp. (a)	148,122	14,071,590
TOTAL WIRELESS TELECOMMUNICATION SERVICES		75,789,911
TOTAL COMMON STOCKS (Cost $526,085,993)		509,932,671
Cash Equivalents - 6.1%

Fidelity Cash Central Fund, 5.61% (b)	22,135,564	22,135,564
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	10,441,800	10,441,800
TOTAL CASH EQUIVALENTS (Cost $32,577,364)		32,577,364
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $558,663,357)		542,510,035
NET OTHER ASSETS - (1.9)%		(10,142,777)
NET ASSETS - 100%		$ 532,367,258
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $530,827,248 and $484,112,376, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $12,512 for the period.

Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $563,600,288. Net unrealized depreciation aggregated $21,090,253, of which $73,007,919 related to appreciated investment securities and $94,098,172 related to depreciated investment securities.

The fund hereby designates approximately $48,443,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 100% and 21% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $9,508,175) (cost $558,663,357) - See accompanying schedule		$ 542,510,035
Receivable for investments sold		949,180
Receivable for fund shares sold		2,334,196
Dividends receivable		344,967
Interest receivable		160,616
Redemption fees receivable		1,820
Other receivables		6,767
Total assets		546,307,581
Liabilities
Payable for fund shares redeemed	$ 3,009,759
Accrued management fee	278,671
Other payables and accrued expenses	210,093
Collateral on securities loaned, at value	10,441,800
Total liabilities		13,940,323
Net Assets		$ 532,367,258
Net Assets consist of:
Paid in capital		$ 536,774,106
Undistributed net investment income		6,485,710
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,260,764
Net unrealized appreciation (depreciation) on investments		(16,153,322)
Net Assets, for 10,568,952 shares outstanding		$ 532,367,258
Net Asset Value and redemption price per share ($532,367,258 ÷ 10,568,952 shares)		$50.37
Maximum offering price per share (100/97.00 of $50.37)		$51.93

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 5,544,265
Special dividend from BCE, Inc.		22,823,470
Interest		2,682,267
Security lending		389,516
Total income		31,439,518
Expenses
Management fee	$ 3,731,825
Transfer agent fees	2,289,554
Accounting and security lending fees	392,044
Non-interested trustees' compensation	1,016
Custodian fees and expenses	23,510
Registration fees	67,940
Audit	24,431
Legal	1,845
Miscellaneous	1,756
Total expenses before reductions	6,533,921
Expense reductions	(131,529)	6,402,392
Net investment income		25,037,126
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,329,430
Foreign currency transactions	(4,959)	47,324,471
Change in net unrealized appreciation (depreciation) on investment securities		(198,470,538)
Net gain (loss)		(151,146,067)
Net increase (decrease) in net assets resulting from operations		$ (126,108,941)
Other Information Sales charges paid to FDC		$ 1,104,174
Deferred sales charges withheld by FDC		$ 11,879
Exchange fees withheld by FSC		$ 16,590
Expense reductions
Directed brokerage arrangements		$ 127,350
Custodian credits		202
Transfer agent credits		3,977
		$ 131,529

See accompanying notes which are an integral part of the financial statements.

Annual Report

Utilities Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 25,037,126	$ 4,329,789
Net realized gain (loss)	47,324,471	65,394,093
Change in net unrealized appreciation (depreciation)	(198,470,538)	79,862,180
Net increase (decrease) in net assets resulting from operations	(126,108,941)	149,586,062
Distributions to shareholders From net investment income	(19,207,594)	(3,616,937)
From net realized gain	(47,183,849)	(79,551,544)
Total distributions	(66,391,443)	(83,168,481)
Share transactions Net proceeds from sales of shares	270,502,517	251,824,406
Reinvestment of distributions	62,744,559	79,235,957
Cost of shares redeemed	(253,817,819)	(260,445,004)
Net increase (decrease) in net assets resulting from share transactions	79,429,257	70,615,359
Redemption fees	333,290	231,048
Total increase (decrease) in net assets	(112,737,837)	137,263,988
Net Assets
Beginning of period	645,105,095	507,841,107
End of period (including undistributed net investment income of $6,485,710 and $1,726,687, respectively)	$ 532,367,258	$ 645,105,095
Other Information Shares
Sold	4,194,173	3,779,328
Issued in reinvestment of distributions	1,143,772	1,263,812
Redeemed	(4,141,353)	(3,917,845)
Net increase (decrease)	1,196,592	1,125,295

Financial Highlights

Years ended February 28,	2001	2000 F	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 68.83	$ 61.58	$ 53.50	$ 45.97	$ 43.03
Income from Investment Operations
Net investment income C	2.48 D	.48	.44	.54	.73
Net realized and unrealized gain (loss)	(14.15)	16.46	15.77	14.83	6.41
Total from investment operations	(11.67)	16.94	16.21	15.37	7.14
Less Distributions
From net investment income	(1.97)	(.42)	(.25)	(.58)	(.70)
From net realized gain	(4.85)	(9.30)	(7.93)	(7.30)	(3.54)
Total distributions	(6.82)	(9.72)	(8.18)	(7.88)	(4.24)
Redemption fees added to paid in capital	.03	.03	.05	.04	.04
Net asset value, end of period	$ 50.37	$ 68.83	$ 61.58	$ 53.50	$ 45.97
Total Return A, B	(17.65)%	29.76%	32.17%	36.20%	18.13%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 532,367	$ 645,105	$ 507,841	$ 401,927	$ 256,844
Ratio of expenses to average net assets	1.01%	1.07%	1.18%	1.33%	1.47%
Ratio of expenses to average net assets after expense reductions	.99% E	1.04% E	1.16% E	1.30% E	1.46% E
Ratio of net investment income to average net assets	3.85%	.72%	.77%	1.11%	1.73%
Portfolio turnover rate	80%	93%	113%	78%	31%

A The total returns would have been lower had certain expenses not been reduced during the periods shown. BTotal returns do not include the one time sales charge. CNet investment income per share has been calculated based on average shares outstanding during the period. DInvestment income per share reflects a special dividend (from BCE, Inc.) which amounted to $2.26 per share. EFMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. FFor the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Utiltities Sector

Wireless Portfolio
Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge.

Cumulative Total Returns

Period ended February 28, 2001	Life of fund
Select Wireless	-27.71%
Select Wireless (load adj.)	-29.88%
S&P 500	-13.99%
GS Utilities	-8.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, since the fund started on September 21, 2000. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Investment Summary

Top Ten Stocks as of February 28, 2001
% of fund's net assets
ALLTEL Corp.	8.0
VoiceStream Wireless Corp.	7.7
Comverse Technology, Inc.	6.3
AT&T Corp. - Wireless Group	6.2
Vodafone Group PLC sponsored ADR	5.7
Nextel Communications, Inc. Class A	5.0
Sprint Corp. - PCS Group Series 1	4.6
Nokia AB sponsored ADR	4.1
Motorola, Inc.	4.1
Telefonaktiebolaget LM Ericsson AB sponsored ADR	3.2
54.9
Top Industries as of February 28, 2001
% of fund's net assets
Wireless Telecommunication Services	53.1%
Communications Equipment	24.8%
Diversified Telecommunication Services	10.5%
Office Electronics	2.9%
Internet Software & Services	1.5%
All Others *	7.2%

* Includes short-term investments and net other assets.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Annual Report

Wireless Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Shep Perkins, Portfolio Manager of Fidelity Select Wireless Portfolio

Q. How did the fund perform, Shep?

A. From its inception on September 21, 2000, through February 28, 2001, the fund returned -27.71%. The Goldman Sachs Utilities Index - an index of 120 stocks designed to measure the performance of companies in the utilities sector - fell 8.87% during the same period, while the Standard & Poor's 500 Index returned -13.99%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What factors made it a difficult period for wireless stocks?

A. Wireless-related stocks suffered from a combination of negative market and economic trends, as well as deteriorating fundamentals within the sector itself. Broadly speaking, the widespread decline in both technology and telecommunications stocks - which in the new economy have become more closely linked than ever - hurt wireless stocks, as did the slowdown in the overall economy. Within the industry, we saw slowing net subscriber growth rates, increased competition and a slew of disappointing earnings announcements. Add it all up, and it presented a very challenging period for the group.

Q. What types of strategies did you pursue against this difficult backdrop?

A. My two primary areas of focus are wireless service providers or carriers and wireless equipment manufacturers. During this particular period, I emphasized service providers such as AT&T Wireless and Vodafone because they tend to be less susceptible to economic downturns than the equipment companies. The large providers already have a broad base of existing customers, and this enables them to generate decent revenues regardless of economic shifts. The equipment makers, on the other hand - such as Nokia, Ericsson and Motorola - suffered from the double whammy of slower subscriber growth and fewer purchase orders for their equipment.

Q. Which stocks helped the fund during the period? Which ones were disappointing?

A. Symbol Technologies - a leading manufacturer of bar code scanners and other wireless devices - stood out as a good performer during the period. Regional wireless providers such as Triton PCS and Western Wireless also fared well, due mostly to good management execution and attractive valuations relative to some of the national providers. In terms of laggards, VoiceStream - which was in the process of being acquired by Deutsche Telekom - didn't perform as well as I had hoped. Nextel was another disappointment, as slower subscriber growth and expense pressure hindered its performance.

Q. Alltel and Comverse Technology were top-five positions at the end of the period. What can you tell us about these two stocks?

A. Alltel is a regional service provider of both wireless and local phone service. I liked the company's free cash flow and balance sheet characteristics, and I felt its valuation was reasonable. Comverse makes software interface products for wireless applications such as voice mail and text messaging. For example, if your service provider is AT&T and you're trying to access a Web site from your phone, Comverse makes software systems that help AT&T get you to that site. The stock was trading at reasonable price levels, and the company had demonstrated an ability to generate good unit growth on a consistent basis. Given the industry backdrop during the period, however, both stocks declined in value.

Q. What's your outlook, Shep?

A. I still see some volatility for the group in the near term, but that might not be such a bad thing. Valuations are back to more normal levels, creating better buying opportunities for the fund. And if the economy stabilizes, that would be a big plus for industry fundamentals. I also think we'll see a fair amount of consolidation over the next 18 months, which would be a positive for the sector. Looking out longer, I'm still excited about the growth potential for the wireless industry. Cell phones may appear to be everywhere today, but only four in 10 Americans actually subscribe to a wireless service. Penetration rates in Europe are more like six out of every 10. Companies that can develop a leading-edge application - be it a new handset, new Palm-like device or a superior software product - could place themselves in prime position to benefit from further industry growth. So the bad news is that yes, we are in the midst of a slowdown. The good news is that the slowdown won't be permanent. There's still much more room to grow.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: September 21, 2000

Fund number: 963

Trading symbol: FWRLX

Size: as of February 28, 2001, more than $157 million

Manager: Shep Perkins, since inception; manager, Fidelity Select Medical Delivery Portfolio, 1999-2000; analyst, health care services industry, 1997-2000; joined Fidelity in 1997

3

Annual Report

Wireless Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 24.8%
Allen Telecom, Inc. (a)	21,200	$ 296,800
Anaren Microwave, Inc. (a)	25,200	450,450
Comverse Technology, Inc. (a)	131,720	9,870,768
DMC Stratex Networks, Inc. (a)	17,400	158,775
Garmin Ltd.	20,400	446,250
Harris Corp.	24,300	610,173
Motorola, Inc.	424,380	6,437,845
Netro Corp. (a)	8,700	57,094
Nokia AB sponsored ADR	296,330	6,519,260
Powerwave Technologies, Inc. (a)	17,100	267,455
QUALCOMM, Inc. (a)	91,450	5,012,603
Research in Motion Ltd. (a)	38,290	1,470,679
SBA Communications Corp. Class A (a)	32,300	1,065,900
Spectrasite Holdings, Inc. (a)	84,300	1,153,856
Tekelec (a)	9,500	179,906
Telefonaktiebolaget LM Ericsson AB sponsored ADR	618,760	5,124,106
TOTAL COMMUNICATIONS EQUIPMENT		39,121,920
COMPUTERS & PERIPHERALS - 0.5%
Handspring, Inc.	1,100	27,569
Novatel Wireless, Inc.	17,200	86,000
Palm, Inc.	41,080	713,765
TOTAL COMPUTERS & PERIPHERALS		827,334
DIVERSIFIED TELECOMMUNICATION SERVICES - 10.5%
Allegiance Telecom, Inc. (a)	71,100	1,439,775
ALLTEL Corp.	234,390	12,586,740
AT&T Corp.	34,100	784,300
WinStar Communications, Inc. (a)	143,360	1,809,920
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		16,620,735
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Trimble Navigation Ltd. (a)	22,900	402,181
INTERNET SOFTWARE & SERVICES - 1.5%
InfoSpace, Inc. (a)	5,600	21,350
Openwave Systems, Inc.	64,122	2,362,495
TOTAL INTERNET SOFTWARE & SERVICES		2,383,845
MEDIA - 0.8%
EchoStar Communications Corp. Class A (a)	12,500	326,563
General Motors Corp. Class H	38,300	868,261
TOTAL MEDIA		1,194,824

	Shares	Value (Note 1)
OFFICE ELECTRONICS - 2.9%
Symbol Technologies, Inc.	99,100	$ 4,593,285
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.9%
Atmel Corp. (a)	52,500	551,250
Intersil Holding Corp. Class A	2,000	37,000
RF Micro Devices, Inc. (a)	49,700	552,913
TriQuint Semiconductor, Inc. (a)	11,600	210,975
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		1,352,138
SOFTWARE - 0.6%
Amdocs Ltd. (a)	14,800	962,148
WIRELESS TELECOMMUNICATION SERVICES - 53.1%
Aether Systems, Inc. (a)	93,680	2,412,260
AirGate PCS, Inc. (a)	12,100	533,913
American Tower Corp. Class A (a)	136,070	3,937,866
AT&T Corp. - Wireless Group	463,760	9,743,598
Boston Communications Group, Inc. (a)	21,800	145,106
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	39,500	1,052,675
China Unicom Ltd. sponsored ADR (a)	61,600	924,616
Crown Castle International Corp. (a)	160,710	4,037,839
Dobson Communications Corp. Class A	85,030	1,578,369
Grupo Iusacell SA de CV sponsored ADR (a)	74,900	760,235
Leap Wireless International, Inc. (a)	1,910	58,374
Metricom, Inc. (a)	4,700	21,444
Microcell Telecommunications, Inc. Class B (non-vtg.) (a)	12,000	207,018
Nextel Communications, Inc. Class A (a)	325,350	7,828,734
Nextel Partners, Inc. Class A	17,500	340,156
NTT DoCoMo, Inc.	113	1,955,084
OmniSky Corp.	18,300	46,608
Powertel, Inc. (a)	60,460	3,563,361
Price Communications Corp. (a)	72,900	1,345,005
Sprint Corp. - PCS Group Series 1 (a)	287,650	7,243,027
TeleCorp PCS, Inc. Class A (a)	121,500	2,597,063
Telephone & Data Systems, Inc.	20,050	1,873,673
Telesp Celular Participacoes SA ADR	26,000	624,000
Triton PCS Holdings, Inc. Class A (a)	145,070	5,050,249
United States Cellular Corp. (a)	45,700	2,709,096
Vodafone Group PLC sponsored ADR	330,390	9,022,951
Common Stocks - continued
	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
VoiceStream Wireless Corp. (a)	127,000	$ 12,065,000
Western Wireless Corp. Class A (a)	47,600	2,008,125
TOTAL WIRELESS TELECOMMUNICATION SERVICES		83,685,445
TOTAL COMMON STOCKS (Cost $189,029,578)		151,143,855
Cash Equivalents - 16.8%

Fidelity Cash Central Fund, 5.61% (b)	8,240,141	8,240,141
Fidelity Securities Lending Cash Central Fund, 5.54% (b)	18,185,000	18,185,000
TOTAL CASH EQUIVALENTS (Cost $26,425,141)		26,425,141
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $215,454,719)		177,568,996
NET OTHER ASSETS - (12.7)%		(20,053,316)
NET ASSETS - 100%		$ 157,515,680
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $289,256,639 and $82,634,131, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $8,406 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.7%
United Kingdom	6.3
Finland	4.1
Sweden	3.2
Hong Kong	1.3
Japan	1.2
Canada	1.0
Others (individually less than 1%)	1.2
100.0%
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $220,743,345. Net unrealized depreciation aggregated $43,174,349, of which $3,077,189 related to appreciated investment securities and $46,251,538 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending February 28, 2002 approximately $12,556,000 of losses recognized during the period November 1, 2000 to February 28, 2001.
The fund designates 33% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $16,965,114) (cost $215,454,719) - See accompanying schedule		$ 177,568,996
Receivable for investments sold		360,463
Receivable for fund shares sold		612,145
Dividends receivable		89,424
Interest receivable		78,539
Redemption fees receivable		469
Other receivables		6,560
Prepaid expenses		11,822
Total assets		178,728,418
Liabilities
Payable for investments purchased	$ 1,772,128
Payable for fund shares redeemed	1,034,979
Accrued management fee	87,577
Other payables and accrued expenses	133,054
Collateral on securities loaned, at value	18,185,000
Total liabilities		21,212,738
Net Assets		$ 157,515,680
Net Assets consist of:
Paid in capital		$ 213,245,830
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,844,427)
Net unrealized appreciation (depreciation) on investments		(37,885,723)
Net Assets, for 21,822,199 shares outstanding		$ 157,515,680
Net Asset Value and redemption price per share ($157,515,680 ÷ 21,822,199 shares)		$7.22
Maximum offering price per share (100/97.00 of $7.22)		$7.44

Statement of Operations

September 21, 2000 (commencement of operations) to February 28, 2001
Investment Income Dividends		$ 169,836
Interest		427,541
Security lending		33,474
Total income		630,851
Expenses
Management fee	$ 358,460
Transfer agent fees	416,278
Accounting and security lending fees	42,826
Non-interested trustees' compensation	153
Custodian fees and expenses	8,091
Registration fees	66,609
Audit	10,512
Miscellaneous	275
Total expenses before reductions	903,204
Expense reductions	(14,689)	888,515
Net investment income (loss)		(257,664)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(17,592,930)
Foreign currency transactions	(7,113)	(17,600,043)
Change in net unrealized appreciation (depreciation) on investment securities		(37,885,723)
Net gain (loss)		(55,485,766)
Net increase (decrease) in net assets resulting from operations		$ (55,743,430)
Other Information Sales charges paid to FDC		$ 2,268,557
Deferred sales charges withheld by FDC		$ 17
Exchange fees withheld by FSC		$ 2,378
Expense reductions
Directed brokerage arrangements		$ 14,421
Custodian credits		268
		$ 14,689

See accompanying notes which are an integral part of the financial statements.

Annual Report

Wireless Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	September 21, 2000 (commencement of operations) to February 28, 2001
Operations Net investment income (loss)	$ (257,664)
Net realized gain (loss)	(17,600,043)
Change in net unrealized appreciation (depreciation)	(37,885,723)
Net increase (decrease) in net assets resulting from operations	(55,743,430)
Distributions in excess of net realized gains	(188,980)
Share transactions Net proceeds from sales of shares	278,302,981
Reinvestment of distributions	183,734
Cost of shares redeemed	(65,243,933)
Net increase (decrease) in net assets resulting from share transactions	213,242,782
Redemption fees	205,308
Total increase (decrease) in net assets	157,515,680
Net Assets
Beginning of period	-
End of period	$ 157,515,680
Other Information Shares
Sold	29,355,905
Issued in reinvestment of distributions	22,600
Redeemed	(7,556,306)
Net increase (decrease)	21,822,199

Financial Highlights

Year ended February 28,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	(2.76)
Total from investment operations	(2.78)
Less distributions in excess of net realized gain	(.01)
Redemption fees added to paid in capital	.01
Net asset value, end of period	$ 7.22
Total Return B, C	(27.71)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 157,516
Ratio of expenses to average net assets	1.51% A
Ratio of expenses to average net assets after expense reductions	1.48% A, F
Ratio of net investment income (loss) to average net assets	(.43)% A
Portfolio turnover rate	155% A

A Annualized B Total returns do not include the one time sales charge and for periods of less than one year are not annualized. C The total returns would have been lower had certain expenses not been reduced during the periods shown.
D Net investment income (loss) per share has been calculated based on average shares outstanding during the period. E For the period September 21, 2000 (commencement of operations) to February 28, 2001. F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Money Market Portfolio

Performance

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. Load adjusted returns include a 3.00% sales charge.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Money Market	6.19%	29.61%	59.26%
Select Money Market (load adj.)	3.01%	25.73%	54.49%
All Taxable Money Market Funds Average	5.93%	28.62%	57.70%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050 without including the effect of the 3.00% sales charge. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of 965 taxable money market funds with similar objectives tracked by iMoneyNet, Inc. over the past one year.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Select Money Market	6.19%	5.32%	4.76%
Select Money Market (load adj.)	3.01%	4.69%	4.45%
All Taxable Money Market Funds Average	5.93%	5.16%	4.65%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Yields

	2/27/01	11/28/00	8/29/00	5/30/00	2/29/00
Select
Money Market	5.34%	6.15%	6.28%	6.11%	5.53%
All Taxable
Money Market
Funds Average	5.04%	6.02%	6.00%	5.76%	5.27%
	2/28/01	11/29/00	8/30/00	5/31/00	3/1/00
MMDA	2.04%	2.14%	2.12%	2.10%	2.09%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account average (MMDA). Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR.(TM)

Comparing Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Annual Report

Money Market Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

John Todd,
Portfolio Manager
of Fidelity Select
Money Market Portfolio

Q. John, what was the investment environment like during the 12 months that ended February 28, 2001?

A. I'd separate the year into three distinct periods. During the first third, we witnessed growth at such rapid levels that the Federal Reserve Board felt compelled to raise short-term interest rates, culminating in a 0.50% increase in the fed funds target rate at the end of May 2000. The Fed's goal was to temper growth enough to head off any potential inflationary pressures. The second period was one of transition. Extreme volatility hit the capital markets with a dramatic sell-off sending stocks lower. In the bond market, investors flocked to higher-quality issues. There was some uncertainty as to whether or not the Fed would raise rates again or ease them in the face of market volatility. By the end of the summer, market rates reflected the belief that the Fed would stay in the background until after November's elections.

Q. What happened later in the period?

A. The last of three periods was characterized by uncertainty over the results of the presidential election as well as increasing evidence that the economy was slowing, perhaps even faster than expected. Credit concerns riddled the markets, and market sentiment reflected the belief that the Fed's next move would likely be a reduction in short-term interest rates. In early January, the Fed surprised the market with an unexpected cut in short-term rates and followed with a second decrease at its meeting in late January. Since then, consumer confidence plummeted and it became apparent that the manufacturing sector was in an extremely weakened state. To date, the entire economy has not fallen into recession largely because the service sector has maintained some strength. Housing and auto sales have remained strong within a period of adjustment, as market observers try to discern whether or not the economy will resume a more moderate pattern of growth.

Q. What was your strategy with the fund?

A. During the first period I described earlier, I invested in longer-maturity money market securities at times when I felt they factored in the Fed rate increases that I had expected or even more aggressive Fed tightening action. I also invested in very short-term money market securities in order to capture rising yields. In the middle-third of the period, credit concerns and the relative unattractiveness of longer-term yields led me to shorten the fund's average maturity. During the final phase, when it became obvious that the Fed would not hike rates and the economy was softening more quickly than expected, I lengthened the fund's average maturity by purchasing securities with maturities in the three- to six-month range. By doing so, I was able to lock in higher yields in a declining rate environment, while protecting the fund from possible credit problems by avoiding money market securities with longer maturities.

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2001, was 5.35%, compared to 5.53% 12 months ago. For the 12 months that ended February 28, 2001, the fund had a total return of 6.19%, compared to 5.93% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, John?

A. So far, consumer spending has held up fairly well. The key going forward, I believe, will be consumer confidence - a factor that should be strongly influenced by the employment situation - at least until the business environment improves. For that improvement to happen, I believe we'll need the support of the Fed. So far, the Fed has been very aggressive, proving that it will do what it takes in an effort to prevent the economy from falling into a full-blown recession. If further Fed action helps stabilize the economy, the markets should follow suit and provide support for further economic activity. Of course, there is a risk that the Fed might act too aggressively and spark a rebound in economic growth that is so strong that inflationary pressures might threaten to build. In that case, I feel the Fed would act just as aggressively to raise rates once again to bring growth back to more sustainable levels.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page A-3.

Fund Facts

Start date: August 30, 1985

Fund number: 085

Trading symbol: FSLXX

Size: as of February 28, 2001, more than $1.1 billion

Manager: John Todd, since 1991; manager, several Fidelity and Spartan money market funds; joined Fidelity in 1981

3

Annual Report

Money Market Portfolio

Investments February 28, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 21.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - 12.1%
Abbey National Treasury Services PLC
3/1/01	6.64%	$ 9,000,000	$ 9,000,000
Barclays Bank PLC
3/8/01	5.52	20,000,000	20,000,000
Bayerische Hypo-und Vereinsbank AG
3/1/01	6.64	5,000,000	5,000,000
3/26/01	6.62	10,000,000	10,000,000
5/24/01	5.44	2,000,000	2,000,000
6/25/01	5.38	2,000,000	2,000,000
8/15/01	5.15	5,000,000	5,000,000
Deutsche Bank AG
5/11/01	6.63	3,000,000	3,002,130
8/20/01	5.21	10,000,000	10,000,000
ING Bank NV
3/1/01	6.62	20,000,000	20,000,000
3/5/01	6.63	10,000,000	10,000,000
3/20/01	6.61	5,000,000	5,000,000
Lloyds TSB Bank PLC
8/2/01	5.17	6,000,000	5,998,989
Svenska Handelsbanken AB
3/1/01	6.70	10,000,000	10,000,000
Westdeutsche Landesbank Girozentrale
3/19/01	6.47	25,000,000	25,000,000
			142,001,119
New York Branch, Yankee Dollar, Foreign Banks - 9.8%
Barclays Bank PLC
3/1/01	5.57 (b)	20,000,000	19,995,408
Commerzbank AG
3/19/01	6.62	10,000,000	10,000,000
3/23/01	6.75	10,000,000	10,000,000
3/26/01	6.61	5,000,000	5,000,000
5/15/01	5.30	5,000,000	5,000,000
Credit Agricole Indosuez
5/4/01	5.08	10,000,000	10,000,000
Merita Bank PLC
3/12/01	6.70	5,000,000	5,000,000
3/14/01	6.49	5,000,000	5,000,000
Norddeutsche Landesbank Girozentrale
5/8/01	7.15	10,000,000	9,999,648
Royal Bank of Canada
5/3/01	7.10	10,000,000	9,999,510
Societe Generale
3/21/01	5.50 (b)	5,000,000	4,998,603
Svenska Handelsbanken AB
5/2/01	7.01	20,000,000	19,999,678
			114,992,847
TOTAL CERTIFICATES OF DEPOSIT			256,993,966
Commercial Paper - 35.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Amsterdam Funding Corp.
4/4/01	5.45%	$ 5,000,000	$ 4,974,406
ANZ (Delaware), Inc.
3/7/01	6.61	5,000,000	4,994,583
Associates First Capital BV
3/19/01	6.41	10,000,000	9,968,450
3/21/01	6.65	5,000,000	4,981,917
AT&T Corp.
3/5/01	7.23	5,000,000	4,996,056
3/8/01	7.25	5,000,000	4,993,078
3/19/01	5.61 (b)	5,000,000	5,000,000
Bradford & Bingley Building Society
4/20/01	6.64	10,000,000	9,910,417
Centric Capital Corp.
4/23/01	5.38	5,000,000	4,960,765
CIESCO LP
3/7/01	6.63	5,000,000	4,994,575
4/23/01	5.40	26,390,000	26,182,142
ConAgra Foods, Inc.
4/11/01	5.76	5,000,000	4,967,428
Corporate Asset Funding Co.
4/20/01	5.37	20,000,000	19,852,222
CXC, Inc.
3/28/01	5.49	25,000,000	24,897,625
5/24/01	5.28	5,000,000	4,939,217
Daimler-Chrysler North America Holding Corp.
3/5/01	6.71	10,000,000	9,992,783
Deutsche Bank Financial, Inc.
5/11/01	5.46	25,000,000	24,735,229
Ford Motor Credit Co.
3/20/01	6.43	5,000,000	4,983,296
GE Capital International Funding, Inc.
5/8/01	5.32	10,000,000	9,900,644
General Electric Capital Corp.
5/7/01	5.44	5,000,000	4,950,122
General Electric Capital Services, Inc.
3/1/01	6.58	25,000,000	25,000,000
3/19/01	6.40	5,000,000	4,984,250
6/4/01	5.25	5,000,000	4,931,785
General Motors Acceptance Corp.
3/1/01	6.64	5,000,000	5,000,000
5/2/01	5.46	5,000,000	4,953,672
5/21/01	5.32	5,000,000	4,940,938
5/30/01	5.18	5,000,000	4,936,125
Jupiter Securitization Corp.
3/28/01	5.52	32,850,000	32,714,740
Lehman Brothers Holdings, Inc.
8/8/01	5.43	5,000,000	4,882,800
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Nationwide Building Society
3/8/01	6.38%	$ 5,000,000	$ 4,993,865
New Center Asset Trust
6/12/01	5.31	5,000,000	4,925,325
PHH Corp.
3/12/01	6.54	2,000,000	1,996,034
Preferred Receivables Funding Corp.
3/26/01	5.49	20,480,000	20,402,347
Qwest Capital Funding, Inc.
3/20/01	6.42	2,000,000	1,993,297
Sears Roebuck Acceptance Corp.
3/22/01	6.77	5,000,000	4,980,458
UBS Finance, Inc.
3/26/01	6.62	10,000,000	9,955,069
3/30/01	6.62	10,000,000	9,947,881
5/21/01	6.40	10,000,000	9,860,050
5/25/01	6.61	10,000,000	9,849,125
Variable Funding Capital Corp.
3/12/01	5.54 (b)	5,000,000	5,000,000
Windmill Funding Corp.
3/20/01	5.52	25,000,000	24,927,431
3/29/01	5.50	15,366,000	15,300,626
TOTAL COMMERCIAL PAPER			411,650,773
Federal Agencies - 11.0%

Fannie Mae - 8.0%
Discount Notes - 8.0%
3/19/01	6.51	20,000,000	19,936,700
3/22/01	6.51	40,000,000	39,851,600
5/17/01	5.25	25,000,000	24,723,014
5/24/01	6.48	5,000,000	4,926,792
8/9/01	5.10	5,000,000	4,888,865
			94,326,971
Federal Home Loan Bank - 2.1%
Discount Notes - 2.1%
3/28/01	6.52	25,000,000	24,881,313
Freddie Mac - 0.9%
Discount Notes - 0.9%
5/24/01	5.15	10,000,000	9,881,350
TOTAL FEDERAL AGENCIES			129,089,634
Bank Notes - 4.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One NA, Chicago
3/1/01	5.63% (b)	$ 20,000,000	$ 19,997,826
5/2/01	6.64	10,000,000	10,000,000
6/4/01	5.35	5,000,000	5,000,000
6/13/01	5.00	10,000,000	10,054,415
6/25/01	5.38	5,000,000	5,000,000
TOTAL BANK NOTES			50,052,241
Master Notes - 0.4%

Goldman Sachs Group, Inc.
4/23/01	5.46 (c)	5,000,000	5,000,000
Medium-Term Notes - 3.8%

Associates Corp. of North America
3/29/01	6.44 (b)	10,000,000	10,000,000
CIESCO LP
3/15/01	5.54 (b)	5,000,000	5,000,000
CIT Group, Inc.
3/1/01	5.61 (b)	5,000,000	4,999,495
General Motors Acceptance Corp.
3/28/01	5.32 (b)	5,000,000	4,999,275
General Motors Acceptance Corp. Mortgage Credit
3/1/01	5.77	5,000,000	5,000,000
4/2/01	5.35	5,000,000	4,976,329
Merrill Lynch & Co., Inc.
3/5/01	5.53 (b)	5,000,000	4,999,955
3/20/01	5.61 (b)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			44,975,054
Short-Term Notes - 2.1%

New York Life Insurance Co.
4/1/01	6.62 (b)(c)	5,000,000	5,000,000
RACERS Series 00 10MM,
3/22/01	5.59 (a)(b)	5,000,000	5,000,000
SMM Trust 2000 E
3/14/01	5.59 (a)(b)	10,000,000	10,000,000
SMM Trust 2000 M
3/13/01	6.58 (b)(c)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			25,000,000
Time Deposits - 1.3%

RaboBank Nederland Coop. Central
3/1/01	5.53	15,000,000	15,000,000
Repurchase Agreements - 18.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 2/28/01 due 3/1/01 At 5.5%	$ 182,028	$ 182,000
With:
Bank of America NA At 5.66%, dated 2/28/01 due 3/1/01 (Corporate Obligations) (principal amount $57,421,358) 0% - 9.25%, 4/15/02 - 1/25/30	58,009,119	58,000,000
Chase Securities, Inc. At 5.66%, dated 2/28/01 due 3/1/01 (Commercial Paper Obligations) (principal amount $56,665,000) 4.92% - 5.01%, 5/10/01 - 6/15/01	55,008,647	55,000,000
Deutsche Bank Securities, Inc. At 5.64%, dated 2/28/01 due 3/1/01 (Corporate Obligations) (principal amount $9,164,624) 0% - 7.57%, 5/20/04 - 12/7/10	9,001,410	9,000,000
Goldman Sachs & Co. At 5.64%, dated 2/28/01 due 3/1/01 (Corporate Obligations) (principal amount $53,288,000) 0% - 8.622%, 2/18/03 - 12/31/10	50,007,833	50,000,000
Merrill Lynch Pierce Fenner & Smith At 5.64%, dated 2/28/01 due 3/1/01 (Commercial Paper Obligations) (principal amount $48,575,000) 0%, 3/26/01 - 9/4/01	47,007,363	47,000,000
TOTAL REPURCHASE AGREEMENTS		219,182,000
TOTAL INVESTMENT PORTFOLIO - 98.6%	1,156,943,668
NET OTHER ASSETS - 1.4%	16,416,725
NET ASSETS - 100%	$ 1,173,360,393
Total Cost for Income Tax Purposes $ 1,156,943,668
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 1.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc. 5.46%, 4/23/01	2/22/01	$ 5,000,000
New York Life Insurance Co. 6.62%, 4/1/01	12/20/00	$ 5,000,000
SMM Trust 2000 M 6.58%, 3/13/01	12/11/00	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,000,000 or 1.3% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $12,330,444. The weighted average interest rate was 6.03%. Interest earned from the interfund lending program amounted to $18,578 and is included in interest income on the Statement of Operations.

Income Tax Information
At February 28, 2001, the fund had a capital loss carryforward of approximately $16,000 of which $6,000 and $10,000 will expire on February 29, 2008 and February 28, 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Money Market

Money Market Portfolio
Financial Statements

Statement of Assets and Liabilities

February 28, 2001
Assets
Investment in securities, at value (including repurchase agreements of $219,182,000) - See accompanying schedule		$ 1,156,943,668
Cash		114
Receivable for fund shares sold		36,911,208
Interest receivable		6,923,183
Prepaid expenses		36,001
Total assets		1,200,814,174
Liabilities
Payable for investments purchased	$ 4,976,329
Payable for fund shares redeemed	21,913,099
Distributions payable	208,905
Accrued management fee	175,030
Other payables and accrued expenses	180,418
Total liabilities		27,453,781
Net Assets		$ 1,173,360,393
Net Assets consist of:
Paid in capital		$ 1,173,376,693
Accumulated net realized gain (loss) on investments		(16,300)
Net Assets, for 1,173,309,803 shares outstanding		$ 1,173,360,393
Net Asset Value and redemption price per share ($1,173,360,393 ÷ 1,173,309,803 shares)		$1.00
Maximum offering price per share (100/97.00 of $1.00)		$1.03

Statement of Operations

	Year ended February 28, 2001
Investment Income Interest		$ 72,525,700
Expenses
Management fee	$ 2,748,394
Transfer agent fees	1,903,162
Accounting fees and expenses	123,715
Non-interested trustees' compensation	4,040
Custodian fees and expenses	31,377
Registration fees	658,248
Audit	36,659
Legal	3,003
Miscellaneous	51,236
Total expenses before reductions	5,559,834
Expense reductions	(32,954)	5,526,880
Net investment income		66,998,820
Net Realized Gain (Loss) on Investments		(10,381)
Net increase in net assets resulting from operations		$ 66,988,439
Other Information Sales charges paid to FDC		$ 1,638,268
Deferred sales charges withheld by FDC		$ 41,719
Expense reductions
Custodian credits		$ 921
Transfer agent credits		32,033
		$ 32,954

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 66,998,820	$ 51,802,262
Net realized gain (loss)	(10,381)	(5,919)
Net increase (decrease) in net assets resulting from operations	66,988,439	51,796,343
Distributions to shareholders from net investment income	(66,998,820)	(51,802,262)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,189,471,470	4,948,605,084
Reinvestment of distributions from net investment income	62,323,549	47,380,569
Cost of shares redeemed	(4,967,293,403)	(5,233,284,138)
Net increase (decrease) in net assets and shares resulting from share transactions	284,501,616	(237,298,485)
Total increase (decrease) in net assets	284,491,235	(237,304,404)
Net Assets
Beginning of period	888,869,158	1,126,173,562
End of period	$ 1,173,360,393	$ 888,869,158

Financial Highlights

Years ended February 28,	2001	2000 D	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.060	.050	.050	.051	.049
Less Distributions
From net investment income	(.060)	(.050)	(.050)	(.051)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	6.19%	5.08%	5.08%	5.26%	5.02%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173,360	$ 888,869	$ 1,126,174	$ 584,919	$ 848,168
Ratio of expenses to average net assets	.50%	.48%	.50%	.56%	.56%
Ratio of expenses to average net assets after expense reductions	.50%	.48%	.49% C	.56%	.56%
Ratio of net investment income to average net assets	6.02%	4.95%	5.03%	5.13%	4.92%

A The total return would have been lower had certain expenses not been reduced during the period shown. B Total returns do not include the one time sales charge. C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. D For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Money Market

Notes to Financial Statements

For the period ended February 28, 2001

1. Significant Accounting Policies.

Fidelity Select Portfolios (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The trust has forty equity funds (the fund or the funds) which invest primarily in securities of companies whose principal business activities fall within specific industries, and a money market fund which invests in high quality money market instruments. Each fund is authorized to issue an unlimited number of shares. Effective April 1, 2001, the name of Fidelity Select Environmental Services Portfolio was changed to Fidelity Select Environmental Portfolio. The Gold Portfolio and Natural Resources Portfolio may also invest in certain precious metals. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation:

Equity Funds. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day. Direct investments in precious metals in the form of bullion are valued at the most recent bid price quoted by a major bank on the New York Commodities Exchange.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund, with the exception of Networking and Infrastructure Portfolio and Wireless Portfolio, is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Networking and Infrastructure Portfolio and Wireless Portfolio intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. By so qualifying, the funds will not be subject to income taxes to the extent that they distribute all of their taxable income for the fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income:

Equity Funds. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Money Market Fund. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of Networking and Infrastructure Portfolio and Wireless Portfolio except for the cost of registering and qualifying shares of the funds for distribution under federal and state securities law. These registration expenses are borne by Networking and Infrastructure Portfolio and Wireless Portfolio and are amortized over one year.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the money market fund. Distributions are recorded on the ex-dividend date for all other funds.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales transactions and excise tax regulations. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income, distributions in excess of net investment income, accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Trading (Redemption) Fees. Shares redeemed (including exchanges) from an equity fund are subject to trading fees. Shares held less than 30 days are subject to a trading fee equal to .75% of the net asset value of shares redeemed. Prior to September 28, 2000, shares held 30 days or more were subject to a trading fee equal to the lesser of $7.50 or .75% of the net asset value of shares redeemed. Effective September 28, 2000, shares held 30 days or more are no longer subject to this trading fee. The fees, which are retained by the fund, are accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly fee.

For each equity fund, the monthly fee is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates that ranged from .57% to .59%, of average net assets for the equity funds.

For the money market fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annual rate of .25%. The income-based portion of this fee was equal to $1,015,493, or an annual rate of .09% of the fund's average net assets.

On April 1, 2001, a new management fee contract ("new contract") will take effect for the money market fund. Under the new contract the management fee rate is the group fee rate plus a total income based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income based component is .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income based component is .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate was eliminated. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that would be paid under the present management fee contract or the new management fee contract for a period of six months beginning on April 1, 2001.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the equity funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the funds assets that are managed by FMRC.

As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. FDC receives a sales charge of up to 3% for selling shares of each fund. Prior to October 12, 1990, FDC received a sales charge of up to 2% and a 1% deferred sales charge. Shares purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity Fund (other than Select funds). All sales charges are retained by FDC. The amounts received by FDC for sales charges and deferred sales charges are shown under the caption "Other Information" on each fund's Statement of Operations.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by FIMM, an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

Money Market Insurance.Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of an equity fund to any other Fidelity Select fund or to any other Fidelity fund. The exchange fees retained by FSC are shown under the caption "Other Information" on each fund's Statement of Operations.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

6. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of 2.50% of average net assets. FMR retains the ability to be repaid by the funds for these expense reductions in the amount that expenses fall below the limit prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses by $37,557 for the Cyclical Industries Portfolio.

In addition, FMR agreed to reimburse Fidelity Select Gold Portfolio's operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses, if any) above an annual rate of 1.54% of average net assets. This arrangement was effective from March 1, 2000 through February 28, 2001.

FMR has directed certain portfolio trades to brokers who paid a portion of certain equity funds' expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized on uninvested cash balances were used to offset a portion of certain funds' expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

8. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares, and certain unaffiliated shareholders were each record owners of 10% or more of the total outstanding shares of the following funds:

Beneficial Interest
Fund	FMR% of Ownership	Number of Unaffiliated Shareholders	% of Unaffiliated Ownership
Cyclical Industries	15.1%	1	10.3%
Environmental Services	-	1	14.0%
Industrial Materials	-	1	11.2%
Multimedia	-	1	11.5%
Natural Resources	27.7%	-	-

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's schedule of investments.

10. Merger Information.

On February 29, 2000, Fidelity Select Gold Portfolio acquired all of the assets and assumed all of the liabilities of Fidelity Select Precious Metals and Minerals Portfolio. The acquisition, which was approved by the shareholders of Fidelity Select Precious Metals and Minerals Portfolio on February 16, 2000, was accomplished by an exchange of 7,736,425 shares of Fidelity Select Gold Portfolio for the 10,907,225 shares then outstanding (each valued at $9.54) of Fidelity Select Precious Metals and Minerals Portfolio. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Select Precious Metals and Minerals Portfolio net assets, including $14,545,376 of unrealized depreciation, were combined with Fidelity Select Gold Portfolio's net assets for total net assets after the acquisition of $283,966,204.

Annual Report

Report of Independent Accountants

To the Trustees and the Shareholders of Fidelity Select Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Fidelity Select Portfolios at February 28, 2001, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (here-after referred to as "financial statements") are the responsibility of the Fidelity Select Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity Select Portfolios voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income for each of the following funds:

			Amounts Per Share
Fund	Pay Date	Record & Ex-Date	Dividends	Capital Gains
Air Transportation	4/9/01	4/6/01	-	$1.61
Banking	4/16/01	4/12/01	$0.11	-
Brokerage and Investment Management	4/9/01	4/6/01	$0.07	$3.41
Business Services and Outsourcing	4/16/01	4/12/01	-	$0.19
Chemicals	4/9/01	4/6/01	$0.06	-
Construction and Housing	4/16/01	4/12/01	-	$0.17
Consumer Industries	4/16/01	4/12/01	-	$1.42
Cyclical Industries	4/16/01	4/12/01	-	$0.01
Defense and Aerospace	4/9/01	4/6/01	-	$0.49
Energy	4/9/01	4/6/01	$0.04	$0.69
Financial Services	4/9/01	4/6/01	$0.25	$2.14
Food and Agriculture	4/9/01	4/6/01	-	$1.65
Gold	4/9/01	4/6/01	$0.06	-
Health Care	4/9/01	4/6/01	$0.01	$0.19
Home Finance	4/16/01	4/12/01	$0.06	$3.23
Industrial Equipment	4/16/01	4/12/01	-	$0.03
Industrial Materials	4/16/01	4/12/01	$0.06	-
Insurance	4/16/01	4/12/01	$0.03	$0.30
Medical Equipment and Systems	4/9/01	4/6/01	-	$0.34
Natural Gas	4/16/01	4/12/01	$0.02	$0.13
Natural Resources	4/16/01	4/12/01	$0.01	$0.40
Paper and Forest Products	4/16/01	4/12/01	$0.04	-
Retailing	4/16/01	4/12/01	-	$1.47
Software and Computer Services	4/9/01	4/6/01	-	$0.24
Transportation	4/16/01	4/12/01	-	$0.23
Utilities Growth	4/9/01	4/6/01	-	$0.93

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.041 and $.001 for the December 2000 dividend paid from Select Gold Portfolio for the year end.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,620,500,106.69	92.658
Against	415,119,898.94	2.630
Abstain	743,446,545.19	4.712
TOTAL	15,779,066,550.82	100.000
Broker Non-Votes	219,269.04
PROPOSAL 2
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,289,833,484.38	90.562
Against	747,922,878.18	4.740
Abstain	741,310,188.26	4.698
TOTAL	15,779,066,550.82	100.000
Broker Non-Votes	219,269.04
PROPOSAL 3
To elect the 14 nominees specified below as Trustees:*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	15,302,955,701.56	96.981
Withheld	476,330,118.30	3.019
TOTAL	15,779,285,819.86	100.000
Ralph F. Cox
Affirmative	15,282,213,472.95	96.850
Withheld	497,072,346.91	3.150
TOTAL	15,779,285,819.86	100.000
Phyllis Burke Davis
Affirmative	15,275,687,808.92	96.808
Withheld	503,598,010.94	3.192
TOTAL	15,779,285,819.86	100.000
Robert M. Gates
Affirmative	15,285,466,947.27	96.870
Withheld	493,818,872.59	3.130
TOTAL	15,779,285,819.86	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	15,263,065,564.06	96.728
Withheld	516,220,255.80	3.272
TOTAL	15,779,285,819.86	100.000
Edward C. Johnson 3d
Affirmative	15,280,689,972.53	96.840
Withheld	498,595,847.33	3.160
TOTAL	15,779,285,819.86	100.000
Donald J. Kirk
Affirmative	15,289,903,520.26	96.899
Withheld	489,382,299.60	3.101
TOTAL	15,779,285,819.86	100.000
Marie L. Knowles
Affirmative	15,298,255,723.56	96.952
Withheld	481,030,096.30	3.048
TOTAL	15,779,285,819.86	100.000
Ned C. Lautenbach
Affirmative	15,305,456,719.20	96.997
Withheld	473,829,100.66	3.003
TOTAL	15,779,285,819.86	100.000
Peter S. Lynch
Affirmative	15,308,994,103.19	97.020
Withheld	470,291,716.67	2.980
TOTAL	15,779,285,819.86	100.000
William O. McCoy
Affirmative	15,294,410,645.77	96.927
Withheld	484,875,174.09	3.073
TOTAL	15,779,285,819.86	100.000
Marvin L. Mann
Affirmative	15,293,012,862.93	96.918
Withheld	486,272,956.93	3.082
TOTAL	15,779,285,819.86	100.000
Robert C. Pozen
Affirmative	15,299,121,260.54	96.957
Withheld	480,164,559.32	3.043
TOTAL	15,779,285,819.86	100.000
William S. Stavropoulos
Affirmative	15,283,966,594.64	96.861
Withheld	495,319,225.22	3.139
TOTAL	15,779,285,819.86	100.000
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.
Air Transportation	# of Votes Cast	% of Votes Cast
Affirmative	27,007,035.00	94.829
Against	628,932.17	2.208
Abstain	843,899.14	2.963
TOTAL	29.479,866.31	100.000
Automotive
Affirmative	4,122,675.92	90.992
Against	144,068.13	3.180
Abstain	264,047.34	5.828
TOTAL	4,530,791.39	100.000
Banking
Affirmative	258,849,740.90	94.070
Against	6,090,062.81	2.213
Abstain	10,226,799.36	3.717
TOTAL	275,166,603.07	100.000
Biotechnology
Affirmative	1,832,979,831.00	95.177
Against	29,427,311.18	1.527
Abstain	63,467,219.17	3.296
TOTAL	1,925,874,361.35	100.000
Brokerage and Investment Management
Affirmative	326,506,397.20	95.648
Against	4,136,295.76	1.212
Abstain	10,718,591.23	3.140
TOTAL	341,361,284.19	100.000
Business Services and Outsourcing
Affirmative	19,925,749.44	95.136
Against	456,051.02	2.178
Abstain	562,653.82	2.686
TOTAL	20,944,454.28	100.000
Chemicals
Affirmative	21,670,596.22	94.227
Against	662,634.23	2.881
Abstain	665,135.82	2.892
TOTAL	22,998,366.27	100.000
Computers
Affirmative	974,163,411.32	94.301
Against	18,944,835.29	1.834
Abstain	39,928,920.09	3.865
TOTAL	1,033,037,166.70	100.000
Construction and Housing
Affirmative	10,638,138.93	92.781
Against	277,791.23	2.423
Abstain	549,944.81	4.796
TOTAL	11,465,874.97	100.000
Consumer Industries
Affirmative	9,216,772.40	94.498
Against	115,372.69	1.183
Abstain	421,283.91	4.319
TOTAL	9,753,429.00	100.000
Cyclical Industries	# of Votes Cast	% of Votes Cast
Affirmative	3,588,794.53	94.669
Against	0.00	0.000
Withheld	202,098.84	5.331
TOTAL	3,790,893.37	100.000
Defense and Aerospace
Affirmative	27,551,074.44	94.513
Against	510,151.09	1.750
Abstain	1,089,391.28	3.737
TOTAL	29,150,616.81	100.000
Developing Communications
Affirmative	825,641,478.17	94.409
Against	16,600,525.11	1.899
Abstain	32,292,104.05	3.692
TOTAL	874,534,107.33	100.000
Electronics
Affirmative	3,258,503,442.21	94.781
Against	62,213,143.22	1.810
Abstain	117,195,681.37	3.409
TOTAL	3,437,912,266.80	100.000
Energy
Affirmative	122,976,960.00	94.078
Against	3,244,499.17	2.483
Abstain	4,495,976.08	3.439
TOTAL	130,717,435.25	100.000
Energy Service
Affirmative	386,985,420.24	95.022
Against	5,532,026.75	1.358
Abstain	14,741,113.88	3.620
TOTAL	407,258,560.87	100.000
Environmental Services
Affirmative	12,066,458.33	92.299
Against	130,171.10	0.996
Abstain	876,592.76	6.705
TOTAL	13,073,222.19	100.000
Financial Services
Affirmative	309,008,291.94	95.805
Against	3,681,104.73	1.141
Abstain	9,850,593.02	3.054
TOTAL	322,539,989.69	100.000
Food and Agriculture
Affirmative	56,269,141.98	94.971
Against	1,052,339.93	1.776
Abstain	1,927,591.04	3.253
TOTAL	59,249,072.95	100.000
Gold
Affirmative	103,790,614.28	92.100
Against	3,865,272.59	3.430
Abstain	5,037,394.05	4.470
TOTAL	112,693,280.92	100.000
Health Care
Affirmative	1,328,772,595.24	94.857
Against	24,241,652.99	1.731
Abstain	47,795,910.77	3.412
TOTAL	1,400,810,159.00	100.000
Home Finance	# of Votes Cast	% of Votes Cast
Affirmative	201,906,527.76	94.544
Against	3,789,660.01	1.775
Abstain	7,861,859.64	3.681
TOTAL	213,558,047.41	100.000
Industrial Equipment
Affirmative	10,132,183.03	93.988
Against	179,149.31	1.662
Abstain	468,907.86	4.350
TOTAL	10,780,240.20	100.000
Industrial Materials
Affirmative	15,312,020.31	95.979
Against	77,814.15	0.487
Abstain	563,757.65	3.534
TOTAL	15,953,592.11	100.000
Insurance
Affirmative	71,712,385.53	95.811
Against	1,026,280.24	1.371
Abstain	2,109,447.41	2.818
TOTAL	74,848,113.18	100.000
Leisure
Affirmative	114,508,654.67	94.651
Against	3,009,808.32	2.488
Abstain	3,461,456.89	2.861
TOTAL	120,979,919.88	100.000
Medical Delivery
Affirmative	99,190,026.25	95.010
Against	1,664,694.80	1.594
Abstain	3,545,095.03	3.396
TOTAL	104,399,816.08	100.000
Medical Equipment and Systems
Affirmative	60,512,877.46	92.542
Against	2,327,231.16	3.559
Abstain	2,549,232.83	3.899
TOTAL	65,389,341.45	100.000
Multimedia
Affirmative	95,439,142.58	93.910
Against	1,483,487.54	1.460
Abstain	4,705,498.92	4.630
TOTAL	101,628,129.04	100.000
Natural Gas
Affirmative	187,299,039.90	95.309
Against	2,610,662.57	1.328
Abstain	6,608,316.72	3.363
TOTAL	196,518,019.19	100.000
Natural Resources
Affirmative	12,542,519.99	96.714
Against	99,929.02	0.771
Abstain	326,219.90	2.515
TOTAL	12,968,668.91	100.000
Networking and Infrastructure	# of Votes Cast	% of Votes Cast
Affirmative	77,812,733.96	96.234
Against	1,002,547.14	1.240
Abstain	2,042,171.22	2.526
TOTAL	80,857,452.32	100.000
Paper and Forest Products
Affirmative	17,411,875.38	97.996
Against	104,245.69	0.587
Abstain	251,856.88	1.417
TOTAL	17,767,977.95	100.000
Retailing
Affirmative	31,706,374.91	94.917
Against	890,829.62	2.666
Abstain	807,282.47	2.417
TOTAL	33,404,487.00	100.000
Software and Computer Services
Affirmative	546,658,016.75	95.044
Against	9,489,565.02	1.650
Abstain	19,016,118.61	3.306
TOTAL	575,163,700.38	100.000
Technology
Affirmative	2,115,594,335.19	95.109
Against	35,900,710.32	1.614
Abstain	72,882,738.53	3.277
TOTAL	2,224,377,784.04	100.000
Telecommunications
Affirmative	468,714,672.68	94.758
Against	8,033,939.83	1.624
Abstain	17,897,004.85	3.618
TOTAL	494,645,617.36	100.000
Transportation
Affirmative	19,397,125.03	96.050
Against	134,097.79	0.664
Abstain	663,527.82	3.286
TOTAL	20,194,750.640	100.000
Utilities Growth
Affirmative	288,278,812.45	94.627
Against	5,053,924.16	1.659
Abstain	11,314,980.66	3.714
TOTAL	304,647,717.27	100.000
Wireless
Affirmative	87,468,140.08	95.949
Against	989,697.92	1.086
Abstain	2,703,282.19	2.965
TOTAL	91,161,120.19	100.000
Money Market
Affirmative	519,270,181.54	93.613
Against	8,892,684.25	1.603
Abstain	26,536,656.74	4.784
TOTAL	554,699,522.53	100.000
PROPOSAL 5
To approve an amended management contract for each of Cyclical Industries Portfolio and Natural Resources Portfolio.
Cyclical Industries	# of Votes Cast	% of Votes Cast
Affirmative	3,565,268.42	94.048
Against	15,515.94	0.410
Abstain	210,109.01	5.542
TOTAL	3,790,893.37	100.000
Natural Resources
Affirmative	12,309,788.55	94.919
Against	234,998.47	1.812
Abstain	423,881.89	3.269
TOTAL	12,968,668.91	100.000
PROPOSAL 6
To approve an amended management contract for Money Market Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	463,110,819.45	83.489
Against	56,756,404.33	10.232
Abstain	34,832,298.75	6.279
TOTAL	554,699,522.53	100.000
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for each of the funds.
Air Transportation	# of Votes Cast	% of Votes Cast
Affirmative	26,593,092.18	93.375
Against	1,040,813.98	3.655
Abstain	845,960.15	2.970
TOTAL	28,479,866.31	100.000
Automotive
Affirmative	3,945,029.79	87.072
Against	332,520.16	7.339
Abstain	253,241.44	5.589
TOTAL	4,530,791.39	100.000
Banking
Affirmative	249,379,226.79	90.628
Against	12,429,582.91	4.518
Abstain	13,357,793.37	4.854
TOTAL	275,166,603.07	100.000
Biotechnology
Affirmative	1,763,138,023.12	91.550
Against	79,758,143.00	4.141
Abstain	82,978,195.23	4.309
TOTAL	1,925,874,361.35	100.000
Brokerage and Investment Management
Affirmative	314,358,794.40	92.090
Against	12,963,331.83	3.797
Abstain	14,039,157.96	4.113
TOTAL	341,361,284.19	100.000

Chemicals	# of Votes Cast	% of Votes Cast
Affirmative	20,680,004.44	89.919
Against	1,600,224.39	6.958
Abstain	718,137.44	3.123
TOTAL	22,998,366.27	100.000
Computers
Affirmative	936,390,966.77	90.644
Against	43,873,650.30	4.248
Abstain	52,772,549.63	5.108
TOTAL	1,033,037,166.70	100.000
Construction and Housing
Affirmative	10,032,339.45	87.497
Against	781,051.45	6.812
Abstain	652,484.07	5.691
TOTAL	11,465,874.97	100.000
Consumer Industries
Affirmative	8,660,505.94	88.794
Against	568,327.03	5.827
Abstain	524,596.03	5.379
TOTAL	9,753,429.00	100.000
Cyclical Industries
Affirmative	3,563,160.91	93.993
Against	25,239.71	0.665
Withheld	202,492.75	5.342
TOTAL	3,790,893.37	100.000
Defense and Aerospace
Affirmative	26,604,942.84	91.267
Against	1,188,160.86	4.076
Abstain	1,357,513.11	4.657
TOTAL	29,150,616.81	100.000
Developing Communications
Affirmative	796,859,169.52	91.118
Against	36,760,403.22	4.204
Abstain	40,914,534.59	4.678
TOTAL	874,534,107.33	100.000
Electronics
Affirmative	31,28,498,991.35	91.000
Against	153,352,105.72	4.461
Abstain	156,061,169.73	4.539
TOTAL	3,437,912,266.80	100.000
Energy
Affirmative	118,012,831.72	90.281
Against	6,311,360.75	4.828
Abstain	6,393,242.78	4.891
TOTAL	130,717,435.25	100.000
Energy Service
Affirmative	372,322,158.72	91.422
Against	16,358,146.58	4.016
Abstain	18,578,255.57	4.562
TOTAL	407,258,560.87	100.000
Environmental Services
Affirmative	11,558,404.42	88.413
Against	587,528.74	4.494
Abstain	927,289.03	7.093
TOTAL	13,073,222.19	100.000
Financial Services	# of Votes Cast	% of Votes Cast
Affirmative	299,379,956.70	92.819
Against	10,092,962.79	3.130
Abstain	13,067,070.20	4.051
TOTAL	322,539,989.69	100.000
Food and Agriculture
Affirmative	53,121,216.53	89.657
Against	3,425,857.93	5.783
Abstain	2,701,998.49	4.560
TOTAL	59,249,072.95	100.000
Health Care
Affirmative	1,268,603,053.01	90.562
Against	64,330,791.15	4.592
Abstain	67,876,314.84	4.846
TOTAL	1,400,810,159.00	100.000
Home Finance
Affirmative	196,255,510.80	91.898
Against	7,219,535.85	3.381
Abstain	10,083,000.76	4.721
TOTAL	213,558,047.41	100.000
Industrial Equipment
Affirmative	9,670,363.81	89.705
Against	634,959.74	5.890
Abstain	474,916.65	4.405
TOTAL	10,780,240.20	100.000
Industrial Materials
Affirmative	14,809,869.56	92.831
Against	255,117.42	1.599
Abstain	888,605.13	5.570
TOTAL	15,953,592.11	100.000
Insurance
Affirmative	69,860,789.20	93.337
Against	2,238,724.63	2.991
Abstain	2,748,599.35	3.672
TOTAL	74,848,113.18	100.000
Leisure
Affirmative	110,854,109.99	91.630
Against	4,404,403.65	3.641
Abstain	5,721,406.24	4.729
TOTAL	120,979,919.88	100.000
Medical Delivery
Affirmative	96,751,435.36	92.674
Against	2,900,401.19	2.778
Abstain	4,747,979.53	4.548
TOTAL	104,399,816.08	100.000
Multimedia
Affirmative	93,258,694.32	91.765
Against	2,657,994.94	2.615
Abstain	5,711,439.78	5.620
TOTAL	101,628,129.04	100.000
Natural Gas
Affirmative	179,701,219.06	91.443
Against	7,964,653.87	4.053
Abstain	8,852,146.26	4.504
TOTAL	196,518,019.19	100.000
Natural Resources	# of Votes Cast	% of Votes Cast
Affirmative	12,317,795.58	94.981
Against	227,240.02	1.752
Abstain	423,633.31	3.267
TOTAL	12,968,668.91	100.000
Paper and Forest Products
Affirmative	15,927,795.80	89.643
Against	1,311,228.94	7.380
Abstain	528,953.21	2.977
TOTAL	17,767,977.95	100.000
Retailing
Affirmative	30,281,467.54	90.651
Against	1,731,019.36	5.182
Abstain	1,392,000.10	4.167
TOTAL	33,404,487.00	100.000
Software and Computer Services
Affirmative	527,577,426.88	91.726
Against	21,638,072.39	3.763
Abstain	25,948,201.11	4.511
TOTAL	575,163,700.38	100.000
Technology
Affirmative	2,040,474,399.98	91.732
Against	85,641,867.61	3.851
Abstain	98,261,516.45	3.277
TOTAL	2,224,377,784.04	100.000
Telecommunications
Affirmative	448,074,057.07	90.585
Against	22,246,872.86	4.497
Abstain	24,324,687.43	4.918
TOTAL	494,645,617.36	100.000
Transportation
Affirmative	18,499,253.86	91.604
Against	930,170.02	4.606
Abstain	765,326.76	3.790
TOTAL	20,194,750.64	100.000
Utilities Growth
Affirmative	274,360,236.34	90.058
Against	14,061,600.12	4.616
Abstain	16,225,880.81	5.326
TOTAL	304,647,717.27	100.000
PROPOSAL 8
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for each of the funds.
Air Transportation	# of Votes Cast	% of Votes Cast
Affirmative	26,509,503.36	93.082
Against	1,121,056.29	3.936
Abstain	849,306.66	2.982
TOTAL	28,479,866.31	100.000
Automotive
Affirmative	3,952,353.61	87.233
Against	325,196.34	7.178
Abstain	253,241.44	5.589
TOTAL	4,530,791.39	100.000
Banking	# of Votes Cast	% of Votes Cast
Affirmative	248,278,856.91	90.229
Against	13,398,049.75	4.869
Abstain	13,489,696.41	4.902
TOTAL	275,166,603.07	100.000
Biotechnology
Affirmative	1,760,138,616.89	91.394
Against	80,817,884.40	4.197
Abstain	84,917,860.06	4.409
TOTAL	1,925,874,361.35	100.000
Brokerage and Investment Management
Affirmative	314,293,527.95	92.071
Against	13,010,918.42	3.811
Abstain	14,056,837.82	4.118
TOTAL	341,361,284.19	100.000
Chemicals
Affirmative	20,658,253.45	89.825
Against	1,562,089.62	6.792
Abstain	778,023.20	3.383
TOTAL	22,998,366.27	100.000
Computers
Affirmative	934,377,650.73	90.450
Against	45,309,023.25	4.386
Abstain	53,350,492.72	5.164
TOTAL	1,033,037,166.70	100.000
Construction and Housing
Affirmative	10,009,908.97	87.302
Against	810,120.62	7.065
Abstain	645,845.38	5.633
TOTAL	11,465,874.97	100.000
Consumer Industries
Affirmative	8,702,517.22	89.225
Against	536,571.09	5.502
Abstain	514,340.69	5.273
TOTAL	9,753,429.00	100.000
Cyclical Industries
Affirmative	3,563,331.19	93.997
Against	25,463.34	0.672
Abstain	202,098.84	5.331
TOTAL	3,790,893.37	100.000
Defense and Aerospace
Affirmative	26,592,051.65	91.223
Against	1,171,557.47	4.019
Abstain	1,387,007.69	4.758
TOTAL	29,150,616.81	100.000
Developing Communications
Affirmative	795,018,543.81	90.908
Against	38,430,632.80	4.394
Abstain	41,084,930.72	4.698
TOTAL	874,534,107.33	100.000
Electronics
Affirmative	3,117,860,431.17	90.691
Against	161,959,670.59	4.711
Abstain	158,092,165.04	4.598
TOTAL	3,437,912,266.80	100.000
Energy	# of Votes Cast	% of Votes Cast
Affirmative	117,904,577.84	90.198
Against	6,283,718.75	4.807
Abstain	6,529,138.66	4.995
TOTAL	130,717,435.25	100.000
Energy Service
Affirmative	371,752,112.53	91.282
Against	16,737,797.95	4.109
Abstain	18,768,650.39	4.609
TOTAL	407,258,560.87	100.000
Environmental Services
Affirmative	11,319,096.02	86.582
Against	801,828.27	6.134
Abstain	952,297.90	7.284
TOTAL	13,073,222.19	100.000
Financial Services
Affirmative	298,957,298.92	92.688
Against	10,563,609.48	3.276
Abstain	13,019,081.29	4.036
TOTAL	322,539,989.69	100.000
Food and Agriculture
Affirmative	52,980,793.25	89.420
Against	3,611,840.34	6.096
Abstain	2,656,439.36	4.484
TOTAL	59,249,072.95	100.000
Health Care
Affirmative	1,265,078,795.34	90.311
Against	67,361,574.13	4.808
Abstain	68,369,789.53	4.881
TOTAL	1,400,810,159.00	100.000
Home Finance
Affirmative	195,692,576.23	91.634
Against	7,697,043.73	3.605
Abstain	10,168,427.45	4.761
TOTAL	213,558,047.41	100.000
Industrial Equipment
Affirmative	9,540,766.83	88.502
Against	761,110.98	7.061
Withheld	478,362.39	4.437
TOTAL	10,780,240.20	100.000
Industrial Materials
Affirmative	14,868,091.80	93.196
Against	196,895.18	1.234
Abstain	888,605.13	5.570
TOTAL	15,953,592.11	100.000
Insurance
Affirmative	69,890,916.87	93.377
Against	2,268,968.61	3.031
Abstain	2,688,227.70	3.592
TOTAL	74,848,113.18	100.000
Leisure
Affirmative	111,240,172.01	91.949
Against	4,657,986.15	3.850
Abstain	5,081,761.72	4.201
TOTAL	120,979,919.88	100.000
Medical Delivery	# of Votes Cast	% of Votes Cast
Affirmative	97,002,610.70	92.915
Against	2,894,985.15	2.773
Abstain	4,502,220.23	4.312
TOTAL	104,399,816.08	100.000
Multimedia
Affirmative	93,215,389.74	91.722
Against	2,660,324.59	2.618
Abstain	5,752,414.71	5.660
TOTAL	101,628,129.04	100.000
Natural Gas
Affirmative	179,253,152.12	91.215
Against	8,249,524.15	4.197
Abstain	9,015,342.92	4.588
TOTAL	196,518,019.19	100.000
Natural Resources
Affirmative	12,173,637.32	93.870
Against	360,446.32	2.779
Abstain	434,585.27	3.351
TOTAL	12,968,668.91	100.000
Paper and Forest Products
Affirmative	15,888,028.72	89.419
Against	1,350,995.99	7.604
Abstain	528,953.24	2.977
TOTAL	17,767,977.95	100.000
Retailing
Affirmative	30,252,337.96	90.564
Against	1,727,357.00	5.171
Abstain	1,424,792.04	4.265
TOTAL	33,404,487.00	100.000
Software and Computer Services
Affirmative	526,176,652.99	91.483
Against	22,555,400.34	3.922
Abstain	26,431,647.05	4.595
TOTAL	575,163,700.38	100.000
Technology
Affirmative	2,035,087,889.10	91.490
Against	90,039,913.26	4.048
Abstain	99,249,981.68	4.462
TOTAL	2,224,377,784.04	100.000
Telecommunications
Affirmative	447,250,537.30	90.418
Against	22,897,529.94	4.629
Abstain	24,497,550.12	4.953
TOTAL	494,645,617.36	100.000
Transportation
Affirmative	18,499,253.86	91.604
Against	930,170.02	4.606
Abstain	765,326.76	3.790
TOTAL	20,194,750.64	100.000
Utilities Growth
Affirmative	273,459,234.67	89.762
Against	14,543,375.81	4.774
Abstain	16,645,106.79	5.464
TOTAL	304,647,717.27	100.000
PROPOSAL 9
To approve a Distribution and Service Plan pursuant to Rule 12b-1 for each of the funds.
Air Transportation	# of Votes Cast	% of Votes Cast
Affirmative	26,168,723.38	91.885
Against	1,417,389.57	4.977
Abstain	893,753.36	3.138
TOTAL	28,479,866.31	100.000
Automotive
Affirmative	3,846,714.82	84.902
Against	450,550.97	9.944
Abstain	233,525.60	5.154
TOTAL	4,530,791.39	100.000
Banking
Affirmative	242,255,777.94	88.040
Against	18,755,721.52	6.816
Abstain	14,155,103.61	5.144
TOTAL	275,166,603.07	100.000
Biotechnology
Affirmative	1,727,145,138.01	89.681
Against	112,904,581.07	5.863
Abstain	85,824,642.27	4.456
TOTAL	1,925,874,361.35	100.000
Brokerage and Investment Management
Affirmative	307,217,115.18	89.998
Against	19,751,239.49	5.786
Abstain	14,392,929.52	4.216
TOTAL	341,361,284.19	100.000
Business Services and Outsourcing
Affirmative	18,272,244.72	87.241
Against	1,763,580.03	8.421
Abstain	908,629.53	4.338
TOTAL	20,944,454.28	100.000
Chemicals
Affirmative	20,270,293.90	88.138
Against	1,965,577.68	8.547
Abstain	762,494.69	3.315
TOTAL	22,998,366.27	100.000
Computers
Affirmative	922,070,540.57	89.258
Against	55,589,517.62	5.381
Abstain	55,377,108.51	5.361
TOTAL	1,033,037,166.70	100.000
Construction and Housing
Affirmative	9,708,140.22	84.670
Against	1,148,479.87	10.016
Abstain	609,254.88	5.314
TOTAL	11,465,874.97	100.000
Consumer Industries
Affirmative	8,636,556.33	88.549
Against	509,131.72	5.220
Withheld	607,740.95	6.231
TOTAL	9,753,429.00	100.000
Cyclical Industries
Affirmative	3,510,500.29	92.604
Against	74,750.54	1.971
Abstain	205,642.54	5.425
TOTAL	3,790,893.37	100.000
Defense and Aerospace	# of Votes Cast	% of Votes Cast
Affirmative	25,676,132.97	88.081
Against	1,946,055.32	6.676
Abstain	1,528,428.52	5.243
TOTAL	29,150,616.81	100.000
Developing Communications
Affirmative	778,828,511.24	89.056
Against	52,502,414.62	6.004
Abstain	43,203,181.47	4.940
TOTAL	874,534,107.33	100.000
Electronics
Affirmative	3,072,469,867.78	89.370
Against	212,267,363.50	6.175
Abstain	153,175,035.52	4.455
TOTAL	3,437,912,266.80	100.000
Energy
Affirmative	114,363,761.05	87.489
Against	9,739,057.87	7.451
Abstain	6,614,616.33	5.060
TOTAL	130,717,435.25	100.000
Energy Service
Affirmative	361,572,737.60	88.782
Against	27,042,642.59	6.640
Abstain	18,643,180.68	4.578
TOTAL	407,258,560.87	100.000
Environmental Services
Affirmative	11,479,355.19	87.808
Against	641,106.10	4.904
Abstain	952,760.90	7.288
TOTAL	13,073,222.19	100.000
Financial Services
Affirmative	292,156,859.69	90.580
Against	16,978,193.16	5.264
Abstain	13,404,936.84	4.156
TOTAL	322,539,989.69	100.000
Food and Agriculture
Affirmative	52,272,087.85	88.224
Against	4,420,118.08	7.461
Abstain	2,556,867.02	4.315
TOTAL	59,249,072.95	100.000
Gold
Affirmative	92,702,198.01	82.261
Against	12,809,992.21	11.367
Abstain	7,181,090.70	6.372
TOTAL	112,693,280.92	100.000
Health Care
Affirmative	1,232,856,811.94	88.010
Against	97,233,451.65	6.942
Withheld	70,719,895.41	5.048
TOTAL	1,400,810,159.00	100.000
Home Finance
Affirmative	188,725,673.81	88.372
Against	14,513,540.75	6.796
Abstain	10,318,832.85	4.832
TOTAL	213,558,047.41	100.000
Industrial Equipment	# of Votes Cast	% of Votes Cast
Affirmative	9,323,500.27	86.487
Against	983,821.24	9.126
Withheld	472,918.69	4.387
TOTAL	10,780,240.20	100.000
Industrial Materials
Affirmative	14,216,358.85	89.111
Against	775,198.45	4.859
Abstain	962,034.81	6.030
TOTAL	15,953,592.11	100.000
Insurance
Affirmative	67,988,709.97	90.836
Against	4,131,289.30	5.519
Abstain	2,728,113.91	3.645
TOTAL	74,848,113.18	100.000
Leisure
Affirmative	108,620,365.77	89.784
Against	6,417,483.95	5.304
Abstain	5,942,070.16	4.912
TOTAL	120,979,919.88	100.000
Medical Delivery
Affirmative	93,875,166.28	89.919
Against	5,970,222.67	5.719
Abstain	4,554,427.13	4.362
TOTAL	104,399,816.08	100.000
Medical Equipment and Systems
Affirmative	56,866,719.20	86.966
Against	5,230,584.14	7.999
Abstain	3,292,038.11	5.035
TOTAL	65,389,341.45	100.000
Multimedia
Affirmative	90,371.486.80	88.924
Against	5,539,524.41	5.450
Abstain	5,717,117.83	5.626
TOTAL	101,628,129.04	100.000
Natural Gas
Affirmative	174,087,500.24	88.586
Against	13,595,831.67	6.918
Abstain	8,834,687.28	4.496
TOTAL	196,518,019.19	100.000
Natural Resources
Affirmative	11,833,513.78	91.247
Against	704,064.86	5.429
Withheld	431,090.27	3.324
TOTAL	12,968,668.91	100.000
Paper and Forest Products
Affirmative	15,564,748.63	87.600
Against	1,707,463.52	9.610
Abstain	495,765.80	2.790
TOTAL	17,767,977.95	100.000
Retailing
Affirmative	29,798,484.92	89.205
Against	2,290,665.71	6.857
Abstain	1,315,336.37	3.938
TOTAL	33,404,487.00	100.000
Software and Computer Services	# of Votes Cast	% of Votes Cast
Affirmative	516,660,829.71	89.828
Against	32,834,015.80	5.709
Abstain	25,668,854.87	4.463
TOTAL	575,163,700.38	100.000
Technology
Affirmative	2,004,629,530.36	90.121
Against	119,640,138.06	5.379
Abstain	100,108,115.62	4.500
TOTAL	2,224,377,784.04	100.000
Telecommunications
Affirmative	439,085,978.32	88.768
Against	29,449,701.94	5.953
Abstain	26,109,937.10	5.279
TOTAL	494,645,617.36	100.000
Transportation
Affirmative	18,055,332.63	89.406
Against	1,288,124.97	6.379
Abstain	851,293.04	4.215
TOTAL	20,194,750.64	100.000
Utilities Growth
Affirmative	268,652,071.07	88.185
Against	20,681,064.93	6.788
Abstain	15,314,581.27	5.027
TOTAL	304,647,717.27	100.000
Money Market
Affirmative	472,341,051.45	85.153
Against	48,565,832.23	8.755
Abstain	33,792,638.85	6.092
TOTAL	554,699,522.53	100.000
PROPOSAL 10
To eliminate each fund's fundamental investment policy concerning temporary investments for defensive purposes and adopt a comparable non-fundamental policy.
Air Transportation	# of Votes Cast	% of Votes Cast
Affirmative	26,062,067.85	91.510
Against	1,469,929.70	5.162
Abstain	947,868.76	3.328
TOTAL	28,479,866.31	100.000
Automotive
Affirmative	3,796,637.09	83.796
Against	489,555.17	10.805
Abstain	244,599.13	5.399
TOTAL	4,530,791.39	100.000
Banking
Affirmative	231,495,444.34	84.129
Against	27,950,600.08	10.158
Abstain	15,720,558.65	5.713
TOTAL	275,166,603.07	100.000
Biotechnology
Affirmative	1,736,094,899.32	90.146
Against	95,124,042.20	4.939
Abstain	94,655,419.83	4.915
TOTAL	1,925,874,361.35	100.000
Brokerage and Investment Management	# of Votes Cast	% of Votes Cast
Affirmative	308,248,793.69	90.300
Against	15,779,186.34	4.622
Abstain	17,333,304.16	5.078
TOTAL	341,361,284.19	100.000
Chemicals
Affirmative	19,966,484.22	86.817
Against	2,007,531.24	8.729
Abstain	1,024,350.81	4.454
TOTAL	22,998,366.27	100.000
Computers
Affirmative	919,999,162.59	89.058
Against	55,360,456.35	5.359
Abstain	57,677,547.76	5.583
TOTAL	1,033,037,166.70	100.000
Construction and Housing
Affirmative	9,830,506.33	85.737
Against	1,036,489.65	9.040
Abstain	598,878.99	5.223
TOTAL	11,465,874.97	100.000
Consumer Industries
Affirmative	8,545,044.91	87.611
Against	563,162.24	5.774
Abstain	645,221.85	6.615
TOTAL	9,753,429.00	100.000
Defense and Aerospace
Affirmative	25,900,169.08	88.849
Against	1,574,539.75	5.402
Abstain	1,675,907.98	5.749
TOTAL	29,150,616.81	100.000
Developing Communications
Affirmative	778,881,981.22	89.063
Against	47,620,325.29	5.445
Abstain	48,031,800.82	5.492
TOTAL
Electronics
Affirmative	3,063,677,815.50	89.114
Against	199,630,589.52	5.807
Abstain	174,603,861.78	5.079
TOTAL	3,437,912,266.80	100.000
Energy
Affirmative	114,434,911.18	87.544
Against	9,306,631.38	7.119
Abstain	6,975,892.69	5.337
TOTAL	130,717,435.25	100.000
Energy Service
Affirmative	366,126,832.34	89.900
Against	21,176,006.02	5.200
Abstain	19,955,722.51	4.900
TOTAL	407,258,560.87	100.000
Environmental Services
Affirmative	11,532,682.52	88.216
Against	560,260.87	4.286
Abstain	980,278.80	7.498
TOTAL	13,073,222.19	100.000
Financial Services	# of Votes Cast	% of Votes Cast
Affirmative	290,932,258.55	90.200
Against	15,674,107.01	4.860
Abstain	15,933,624.13	4.940
TOTAL	322,539,989.69	100.000
Food and Agriculture
Affirmative	50,904,774.56	85.917
Against	4,776,595.33	8.061
Abstain	3,567,703.06	6.022
TOTAL	59,249,072.95	100.000
Gold
Affirmative	95,010,953.63	84.309
Against	10,678,126.83	9.476
Abstain	7,004,200.46	6.215
TOTAL	112,693,280.92	100.000
Health Care
Affirmative	1,236,785,365.93	88.291
Against	91,235,362.85	6.513
Abstain	72,789,430.22	5.196
TOTAL	1,400,810,159.00	100.000
Home Finance
Affirmative	190,435,735.73	89.173
Against	11,075,894.95	5.186
Abstain	12,046,416.73	5.641
TOTAL	213,558,047.41	100.000
Industrial Equipment
Affirmative	9,570,825.69	88.781
Against	738,235.95	6.848
Abstain	471,178.56	4.371
TOTAL	10,780,240.20	100.000
Industrial Materials
Affirmative	14,462,178.67	90.652
Against	495,535.02	3.106
Abstain	995,878.42	6.242
TOTAL	15,953,592.11	100.000
Insurance
Affirmative	69,225,856.94	92.488
Against	2,727,463.10	3.644
Abstain	2,894,793.14	3.868
TOTAL	74,848,113.18	100.000
Leisure
Affirmative	108,005,252.94	89.275
Against	6,584,253.39	5.443
Abstain	6,390,413.55	5.282
TOTAL
Medical Delivery
Affirmative	94,981,313.51	90.978
Against	3,960,905.91	3.794
Abstain	5,457,596.66	5.228
TOTAL	104,399,816.08	100.000
Multimedia
Affirmative	91,425,694.59	89.961
Against	4,292,530.86	4.224
Abstain	5,909,903.59	5.815
TOTAL	101,628,129.04	100.000
Natural Gas	# of Votes Cast	% of Votes Cast
Affirmative	178,073,447.95	90.614
Against	9,065,755.25	4.614
Abstain	9,378,815.99	4.772
TOTAL	196,518,019.19	100.000
Paper and Forest Products
Affirmative	16,140,328.15	90.839
Against	1,018,137.92	5.731
Abstain	609,511.88	3.430
TOTAL	17,767,977.95	100.000
Retailing
Affirmative	29,718,703.28	88.966
Against	2,319,431.62	6.944
Abstain	1,366,352.10	4.090
TOTAL	33,404,487.00	100.000
Software and Computer Services
Affirmative	514,919,910.64	89.526
Against	31,239,103.52	5.431
Abstain	29,004,686.22	5.043
TOTAL	575,163,700.38	100.000
Technology
Affirmative	2,003,238,943.98	90.058
Against	113,313,509.29	5.095
Abstain	107,825,330.77	4.847
TOTAL	2,224,377,784.04	100.000
Telecommunications
Affirmative	435,537,096.83	88.050
Against	30,706,081.64	6.208
Abstain	28,402,438.89	5.742
TOTAL	494,645,617.36	100.000
Transportation
Affirmative	18,049,999.34	89.380
Against	865,544.49	4.286
Abstain	1,279,206.81	6.334
TOTAL	20,194,750.64	100.000
Utilities Growth
Affirmative	265,545,816.22	87.165
Against	21,474,062.84	7.049
Abstain	17,627,838.21	5.786
TOTAL	304,647,717.27	100.000
PROPOSAL 11
To modify a fundamental investment policy of Biotechnology Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,745,440,986.84	90.631
Against	88,318,776.80	4.586
Abstain	92,114,597.71	4.783
TOTAL	1,925,874,361.35	100.000
PROPOSAL 12
To modify a fundamental investment policy of Consumer Industries Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	8,611,880.54	88.296
Against	512,001.78	5.249
Abstain	629,546.68	6.455
TOTAL	9,753,429.00	100.000
PROPOSAL 13
To modify a fundamental investment policy of Environmental Services Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	11,663,254.68	89.215
Against	409,127.96	3.129
Abstain	1,000,839.55	7.656
TOTAL	13,073,222.19	100.000
Broker Non-Votes
PROPOSAL 14
To modify a fundamental investment policy of Utilities Growth Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	270,474,004.64	88.783
Against	16,545,410.91	5.431
Abstain	17,628,301.72	5.786
TOTAL	304,647,717.27	100.000
PROPOSAL 15
To amend the fundamental investment limitation concerning diversification for Money Market Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	487,418,840.21	87.871
Against	34,977,891.73	6.306
Abstain	32,302,790.59	5.823
TOTAL	554,699,522.53	100.000
PROPOSAL 16
To amend the fundamental investment limitation concerning the concentration of the funds' investments in a single industry for each fund.
Air Transportation	# of Votes Cast	% of Votes Cast
Affirmative	26,167,077.06	91.879
Against	1,351,088.01	4.744
Abstain	961,701.24	3.377
TOTAL	28,479,866.31	100.000
Automotive	# of Votes Cast	% of Votes Cast
Affirmative	3,982,312.81	87.894
Against	303,879.45	6.707
Abstain	244,599.13	5.399
TOTAL	4,530,791.39	100.000
Banking	# of Votes Cast	% of Votes Cast
Affirmative	233,021,360.44	84.684
Against	27,718,230.17	10.073
Abstain	14,427,012.46	5.243
TOTAL	275,166,603.07	100.000
Biotechnology
Affirmative	1,739,524,348.85	90.324
Against	96,498,653.43	5.011
Abstain	89,851,359.07	4.665
TOTAL	1,925,874,361.35	100.000
Brokerage and Investment Management
Affirmative	309,246,041.45	90.592
Against	15,705,993.29	4.601
Abstain	16,409,249.45	4.807
TOTAL	341,361,284.19	100.000
Business Services and Outsourcing
Affirmative	20,049,612.34	87.178
Against	1,951,550.66	8.486
Abstain	997,203.27	4.336
TOTAL	22,998,366.27	100.000
Chemicals
Affirmative	20,049,612.34	87.178
Against	1,951,550.66	8.486
Abstain	997,203.27	4.336
TOTAL	22,998,366.22	100.000
Computers
Affirmative	922,105,794.41	89.262
Against	54,064,959.57	5.233
Abstain	56,866,412.72	5.505
TOTAL	1,033,037,166.70	100.000
Construction and Housing
Affirmative	9,721,966.72	84.790
Against	1,137,695.61	9.923
Abstain	606,212.64	5.287
TOTAL	11,465,874.97	100.000
Consumer Industries
Affirmative	8,598,481.51	88.159
Against	543,298.81	5.570
Abstain	611,648.68	6.271
TOTAL	9,753,429.00	100.000
Defense and Aerospace
Affirmative	26,116,187.40	89.591
Against	1,405,621.50	4.821
Abstain	1,628,807.91	5.588
TOTAL	29,150,616.81	100.000
Developing Communications
Affirmative	781,074,102.01	89.313
Against	45,716,810.23	5.228
Abstain	47,743,195.09	5.459
TOTAL	874,534,107.33	100.000
Electronics
Affirmative	3,079,664,662.91	89.580
Against	193,547.124.77	5.629
Abstain	164,700,479.12	4.791
TOTAL	3,437,912,266.80	100.000
Energy	# of Votes Cast	% of Votes Cast
Affirmative	114,598,968.85	87.669
Against	9,332,619.90	7.140
Abstain	6,785,846.50	5.191
TOTAL	130,717,435.25	100.000
Energy Service
Affirmative	368,354,024.47	90.447
Against	20,083,232.53	4.932
Abstain	18,821,303.87	4.621
TOTAL	407,258,560.87	100.000
Environmental Services
Affirmative	11,465,592.12	87.703
Against	638,321.47	4.883
Abstain	969,308.60	7.414
TOTAL	13,073,222.19	100.000
Financial Services
Affirmative	292,321,147.20	90.631
Against	15,349,920.75	4.759
Abstain	14,868,921.74	4.610
TOTAL	322,539,989.69	100.000
Food and Agriculture
Affirmative	51,499,307.88	86.920
Against	4,597,774.26	7.760
Abstain	3,151,990.81	5.320
TOTAL	59,249,072.95	100.000
Gold
Affirmative	95,644,566.31	84.872
Against	10,314,741.53	9.153
Abstain	6,733,973.08	5.975
TOTAL	112,693,280.92	100.000
Health Care
Affirmative	1,241,111,057.44	88.600
Against	88,847,455.54	6.342
Abstain	70,851,646.02	5.058
TOTAL	1,400,810,159.00	100.000
Home Finance
Affirmative	191,940,708.87	89.878
Against	10,047,499.41	4.704
Abstain	11,569,839.13	5.418
TOTAL	213,558,047.41	100.000
Industrial Equipment
Affirmative	9,189,742.34	85.246
Against	1,194,050.49	11.076
Abstain	396,447.37	3.678
TOTAL	10,780,240.20	100.000
Industrial Materials
Affirmative	14,592,055.88	91.466
Against	414,745.25	2.599
Abstain	946,790.98	5.935
TOTAL	15,953,592.11	100.000
Insurance
Affirmative	69,428,061.92	92.759
Against	2,584,493.05	3.453
Abstain	2,835,558.21	3.788
TOTAL	74,848,113.18	100.000
Leisure	# of Votes Cast	% of Votes Cast
Affirmative	108,730,290.79	89.875
Against	6,020,694.60	4.976
Abstain	6,228,934.49	5.149
TOTAL	120,979,919.88	100.000
Medical Delivery
Affirmative	95,515,939.50	91.491
Against	3,585,588.01	3.434
Abstain	5,298,288.57	5.075
TOTAL	104,399,816.08	100.000
Multimedia
Affirmative	92,023,554.05	90.549
Against	3,783,356.91	3.723
Abstain	5,821,218.08	5.728
TOTAL	101,628,129.04	100.000
Natural Gas
Affirmative	178,747,664.02	90.957
Against	8,885,692.35	4.522
Abstain	8,884,662.82	4.521
TOTAL	196,518,019.19	100.000
Paper and Forest Products
Affirmative	16,200,770.39	91.180
Against	962,830.67	5.419
Abstain	604,376.89	3.401
TOTAL	17,767,977.95	100.000
Retailing
Affirmative	30,109,577.27	90.136
Against	2,044,871.72	6.122
Abstain	1,250,038.01	3.742
TOTAL	33,404,487.00	100.000
Software and Computer Services
Affirmative	518,690,808.64	90.181
Against	29,540,289.52	5.136
Abstain	26,932,602.22	4.683
TOTAL	575,163,700.38	100.000
Technology
Affirmative	2,014,128,970.89	90.548
Against	106,499,097.50	4.788
Abstain	103,749,715.65	4.664
TOTAL	2,224,377,784.04	100.000
Telecommunications
Affirmative	437,773,990.56	88.503
Against	29,846,426.98	6.033
Abstain	27,025,199.82	5.464
TOTAL	494,645,617.36	100.000
Transportation
Affirmative	18,115,280.23	89.703
Against	745,844.78	3.693
Abstain	1,333,625.63	6.604
TOTAL	20,194,750.64	100.000
Utilities Growth
Affirmative	269,269,715.06	88.387
Against	17,597,485.40	5.777
Abstain	17,780,516.81	5.836
TOTAL	304,647,717.27	100.000
Money Market	# of Votes Cast	% of Votes Cast
Affirmative	483,266,714.38	87.122
Against	37,487,828.54	6.758
Abstain	33,944,979.61	6.120
TOTAL	554,699,522.53	100.000
PROPOSAL 17
To amend Gold Portfolio's fundamental investment limitation concerning its purchases and sales of commodities.
	# of Votes Cast	% of Votes Cast
Affirmative	95,510,314.67	84.752
Against	10,757,803.15	9.547
Abstain	6,425,163.10	5.701
TOTAL	112,693,280.92	100.000
PROPOSAL 18
To amend the fundamental investment limitation concerning underwriting for each fund.
Air Transportation	# of Votes Cast	% of Votes Cast
Affirmative	26,084,054.74	91.588
Against	1,417,304.31	4.976
Abstain	978,507.26	3.436
TOTAL	28,479,866.31	100.000
Automotive
Affirmative	3,861,937.83	85.238
Against	400,657.76	8.843
Abstain	268,195.80	5.919
TOTAL	4,530,791.39	100.000
Banking
Affirmative	242,638,702.85	88.179
Against	17,278,437.82	6.279
Abstain	15,249,462.40	5.542
TOTAL	275,166,603.07	100.000
Biotechnology
Affirmative	1,732,231,309.61	89.945
Against	96,472,994.30	5.009
Abstain	97,170,057.44	5.046
TOTAL	1,925,874,361.35	100.000
Brokerage and Investment Management
Affirmative	309,452,002.77	90.652
Against	15,010,910.69	4.398
Abstain	16,898,370.73	4.950
TOTAL	341,361,284.19	100.000
Business Services and Outsourcing
Affirmative	18,802,171.61	89.772
Against	1,215,165.00	5.801
Abstain	927,117.67	4.427
TOTAL	20,944,454.28	100.000
Chemicals
Affirmative	20,289,770.90	88.223
Against	1,704,319.60	7.410
Abstain	1,004,275.77	4.367
TOTAL	22,998,366.27	100.000
Computers	# of Votes Cast	% of Votes Cast
Affirmative	918,628,057.83	88.925
Against	55,874,700.61	5.409
Abstain	58,534,408.26	5.666
TOTAL	1,033,037,166.70	100.000
Construction and Housing
Affirmative	9,806,987.61	85.532
Against	1,039,780.58	9.068
Abstain	619,106.78	5.400
TOTAL	11,465,874.97	100.000
Consumer Industries
Affirmative	8,549,846.30	87.660
Against	598,699.21	6.138
Abstain	604,883.49	6.202
TOTAL	9,753.429.00	100.000
Cyclical Industries
Affirmative	3,550,457.12	94.071
Against	18,367.89	0.486
Abstain	205,416.36	5.443
TOTAL	3,774,241.37	100.000
Broker Non-Votes	16,652.00
Defense and Aerospace
Affirmative	25,782,503.54	88.446
Against	1,561,036.77	5.355
Abstain	1,807,076.50	6.199
TOTAL	29,150,616.81	100.000
Developing Communications
Affirmative	780,293,302.90	89.224
Against	47,106,598.85	5.386
Abstain	47,134,205.58	5.390
TOTAL	874,534,107.33	100.000
Electronics
Affirmative	3,061,671,955.19	89.056
Against	200,982,746.42	5.846
Abstain	175,257,565.19	5.098
TOTAL	3,437,912,266.80	100.000
Energy
Affirmative	114,205,858.20	87.368
Against	9,267,840.37	7.090
Abstain	7,243,736.68	5.542
TOTAL	130,717,435.25	100.000
Energy Service
Affirmative	365,749,111.35	89.808
Against	21,724,519.56	5.334
Abstain	19,784,929.96	4.858
TOTAL	407,258,560.87	100.000
Environmental Services
Affirmative	11,571,626.29	88.514
Against	485,302.68	3.712
Abstain	1,016,293.22	7.774
TOTAL	13,073,222.19	100.000
Financial Services
Affirmative	292,377,614.74	90.648
Against	13,943,916.37	4.324
Abstain	16,218,458.58	5.028
TOTAL	322,539,989.69	100.000
Food and Agriculture	# of Votes Cast	% of Votes Cast
Affirmative	50,933,421.88	85.965
Against	4,975,839.93	8.398
Abstain	3,339,811.14	5.637
TOTAL	59,249,072.95	100.000
Gold
Affirmative	94,881,051.32	84.194
Against	10,520,506.14	9.336
Abstain	7,291,723.46	6.470
TOTAL	112,693,280.92	100.000
Health Care
Affirmative	1,237,767,732.27	88.361
Against	87,503,940.86	6.247
Abstain	75,538,485.87	5.392
TOTAL	1,400,810,159.00	100.000
Home Finance
Affirmative	191,794,378.26	89.809
Against	9,874,963.37	4.624
Abstain	11,888,705.78	5.567
TOTAL	213,558,047.41	100.000
Industrial Equipment
Affirmative	9,476,863.21	87.910
Against	910,489.61	8.445
Abstain	392,887.38	3.645
TOTAL	10,780,240.20	100.000
Industrial Materials
Affirmative	14,349,996.84	89.948
Against	619,624.34	3.884
Abstain	983,970.93	6.168
TOTAL	15,953,592.11	100.000
Insurance
Affirmative	69,201,113.24	92.455
Against	2,786,675.44	3.723
Abstain	2,860,324.50	3.822
TOTAL	74,848,113.18	100.000
Leisure
Affirmative	108,657,604.81	89.815
Against	5,826,275.34	4.815
Abstain	6,496,039.73	5.370
TOTAL	120,979,919.88	100.000
Medical Delivery
Affirmative	94,888,064.87	90.889
Against	3,982,308.32	3.815
Abstain	5,529,442.89	5.296
TOTAL	104,399,816.08	100.000
Medical Equipment and Systems
Affirmative	58,232,098.61	89.054
Against	4,015,632.41	6.142
Abstain	3,141,610.43	4.804
TOTAL	65,389,341.45	100.000
Multimedia
Affirmative	92,165,531.02	90.689
Against	3,545,546.59	3.489
Abstain	5,917,051.43	5.822
TOTAL	101,628,129.04	100.000
Natural Gas	# of Votes Cast	% of Votes Cast
Affirmative	177,907,296.72	90.530
Against	8,880,972.26	4.519
Abstain	9,729,750.21	4.951
TOTAL	196,518,019.19	100.000
Natural Resources
Affirmative	11,919,832.71	93.371
Against	397,511.30	3.114
Abstain	448,707.86	3.515
TOTAL	12,766,051.87	100.000
Broker Non-Votes	202,617.04
Paper and Forest Products
Affirmative	16,152,244.44	90.906
Against	979,669.67	5.514
Abstain	636,063.84	3.580
TOTAL	17,767,977.95	100.000
Retailing
Affirmative	30,173,759.13	90.328
Against	1,972,428.00	5.905
Abstain	1,258,299.87	3.767
TOTAL	33,404,487.00	100.000
Software and Computer Services
Affirmative	514,874,247.71	89.518
Against	30,956,526.39	5.382
Abstain	29,332,926.28	5.100
TOTAL	575,163,700.38	100.000
Technology
Affirmative	2,007,778,004.14	90.262
Against	106,991,706.02	4.810
Abstain	109,608,073.88	4.928
TOTAL	2,224,377,784.04	100.000
Telecommunications
Affirmative	437,190,927.11	88.385
Against	28,934,889.46	5.849
Abstain	28,519,800.79	5.766
TOTAL	494,645,617.36	100.000
Transportation
Affirmative	18,263,029.48	90.435
Against	664,946.85	3.292
Abstain	1,266,774.31	6.273
TOTAL	20,194,750.64	100.000
Utilities Growth
Affirmative	266,017,568.69	87.320
Against	20,042,142.10	6.579
Abstain	18,588,006.48	6.101
TOTAL	304,647,717.27	100.000
Money Market
Affirmative	483,266,714.38	87.122
Against	37,487,828.54	6.758
Abstain	33,944,979.61	6.120
TOTAL	554,699,522.53	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.,
Money Market Fund

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer

Boyce I. Greer, Vice President, Money Market Fund
John Todd, Vice President, Money Market Fund
Stanley N. Griffith, Assistant Vice President, Money Market Fund
Dwight D. Churchill, Vice President, Money Market Fund
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Marie L. Knowles *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Robert C. Pozen

Advisory Board

Abigail P. Johnson
William S. Stavropoulos

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Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA
and
The Bank of New York
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

* Independent trustees

Fidelity Select Portfolios

Consumer Sector

Consumer Industries

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Leisure

Multimedia

Retailing

Cyclicals Sector

Air Transportation

Automotive

Chemicals

Construction and Housing

Cyclical Industries

Defense and Aerospace

Environmental Services

Industrial Equipment

Industrial Materials

Paper and Forest Products

Transportation

Financial Services Sector

Banking

Brokerage and Investment Management

Financial Services

Home Finance

Insurance

Health Care Sector

Biotechnology

Health Care

Medical Delivery

Medical Equipment and Systems

Natural Resources Sector

Energy

Energy Service

Gold

Natural Resources

Technology Sector

Business Services and Outsourcing

Computers

Developing Communications

Electronics

Networking and Infrastructure

Software and Computer Services

Technology

Utilities Sector

Natural Gas

Telecommunications

Utilities Growth

Wireless

Money Market

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